UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund (Formerly BlackRock Advantage ESG Emerging Markets Equity Fund)
BlackRock Sustainable Advantage International Equity Fund (Formerly BlackRock Advantage ESG International Equity Fund)
BlackRock Tactical Opportunities Portfolio
BlackRock U.S. Impact Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 04/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
APRIL 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds
SM
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund
BlackRock U.S. Impact Fund

Dear Shareholder,
The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S.
stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(9.65)% 0.21%
U.S. small cap equities
(Russell 2000
®
Index)
(18.38) (16.87)
International equities (MSCI
Europe, Australasia, Far
East Index)
(11.80) (8.15)
Emerging market equities
(MSCI Emerging Markets
Index)
(14.15) (18.33)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.07 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.29) (8.86)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.47) (8.51)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(7.90) (7.88)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(7.40) (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2022, the Fund underperformed its benchmark, the MSCI All Country World Index (“ACWI”).
What factors influenced performance?
The Fund’s underperformance was largely attributable to its holdings in both small-cap stocks and large-cap growth companies. This was due to a combination of idiosyncratic stock events, the outperformance of the value style, and market participants’ preference for stable, large-cap companies at a time of persistent inflation concerns.
The enterprise software company Everbridge, Inc. was a key detractor, as were the payments companies PayPal Holdings, Inc. and Block, Inc. The Fund was also hurt by its positions in small-cap healthcare companies, particularly those related to value-based care. Additionally, holdings in the Chinese education sector—including 17 Education
& Technology Group, Inc. and New Oriental Education & Technology Group Inc.—weighed on performance due to existential regulatory headwinds. Both stocks were eliminated from the portfolio.
Positions in stocks that can benefit from inflation or are less susceptible to inflationary pressures contributed positively. These include financial stocks such as the microlender
PT Bank Rakyat Indonesia, as well Jack Henry and Associates, Inc., a provider of mission-critical software to small and regional banks. Positions in the communication services and utilities sectors were also additive. In the latter, the Fund’s holdings benefited from a surge in renewables prices that followed Russia’s invasion of Ukraine in
February 2022.
Diversification across impact themes was also beneficial. Royalty Pharma PLC was a top contributor in Public Health, and Zoetis Inc. helped performance within Sustainable
Food and Water. Mimecast Ltd., which experienced substantial price appreciation upon its acquisition by a private equity firm, was the leading contributor.
Describe recent portfolio activity.
Despite elevated market volatility and rising inflation expectations, the investment adviser remained confident in the long-term fundamental theses of its portfolio holdings.
Given the weak relative performance for small-cap, early-stage, and higher-growth companies, management increased the already high hurdle rate it requires to invest in such stocks. This shift was based on its belief that a larger margin of error is required to capitalize on the risk/reward profiles these companies offer.
The investment adviser trimmed or exited positions in certain areas where stock prices exceeded its most bullish price targets. It also reduced the Fund’s positions in the renewables industry and migrated to less appreciated environment-related companies.
More broadly, the investment manager sought to create a more diversified portfolio that could better navigate short- to medium-term market volatility related to geopolitical tensions and interest rate increases by the Fed. This entailed increasing the Fund’s weightings in areas that are less vulnerable to inflation or that may benefit from an inflationary environment, including large-cap stocks in the Public Health, Affordable Housing, Financial & Digital Inclusion, and Efficiency, Electrification, & Digitalization
themes.
Describe portfolio positioning at period end.
The investment adviser continued to identify opportunities driven by structural trends. In response to the Russia/Ukraine crisis, the investment adviser adjusted the portfolio to emphasize companies that offer solutions to growing humanitarian issues. This includes the following areas:
Reliable and affordable access to food: The global food system needs to increase its production substantially and develop less carbon-intensive methods by 2050. At a time of food inflation, companies providing low-cost groceries are a key area of focus to help tackle the rising cost of living.
Build back better and greener post COVID-19 disruption: Building efficiencies in supply chains and infrastructure should help reduce carbon usage and increase energy and cost efficiencies for households, governments, and companies. The most notable additions occurred in the Efficiency, Electrification & Digitization,
Pollution & Remediation, and Affordable Housing themes.
A move towards greater domestic energy independence: Many countries have pledged to end their reliance on Russian energy over the long term. This should favor the transition to domestic green energy globally and foster increased research and development into new sources of renewable energy.
Skills development and financial literacy for underserved populations: The world is facing an exponential rise in displaced people due to conflict and extreme weather events. The investment adviser expected even greater demand for services in language training, skills development, job placement, and financial literacy. The impact themes aligned to this area are Financial & Digital Inclusion and Education & Skilling.
At the close of the period, the Fund was overweight in the international markets and underweight in the United States. At the sector level, it was overweight in healthcare, utilities, and real estate. It retained structural underweights in energy and diversified financials, and it was underweight in information technology.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock Global Impact Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on May 27, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests in equity securities of issuers located throughout the world, including non-dollar denominated securities and securities of emerging market issuers. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities, depositary receipts and other financial instruments that have similar economic characteristics to such equity securities.
The Fund may invest in issuers of any market capitalization, including small to mid-capitalization companies.
(c)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (25.01)% N/A 9.40% N/A
Investor A ........................................................................... (25.15) (29.08)% 9.18 6.16%
Class K ............................................................................ (24.97) N/A 9.50 N/A
MSCI All Country World Index ............................................................ (5.44) N/A 15.85 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on May 27, 2020.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 751.40 $ 3.69 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 751.00 4.78 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 751.50 3.26 1,000.00 1,021.08 3.76 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 53%
Indonesia ......................................... 7
Japan ........................................... 6
United Kingdom ..................................... 6
Denmark ......................................... 5
Spain ............................................ 4
India ............................................ 3
Netherlands ....................................... 3
Germany ......................................... 3
Australia .......................................... 2
France ........................................... 2
Brazil ............................................ 2
South Korea ....................................... 1
Kenya ........................................... 1
Canada .......................................... 1
Colombia ......................................... 1
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of April 30, 2022

Fund Summary
BlackRock International Impact Fund
Investment Objective
BlackRock International Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2022, the Fund underperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
The Fund’s underperformance was largely attributable to its holdings in both small-cap stocks and large-cap growth companies. This was due to a combination of idiosyncratic stock events, the outperformance of the value style, and market participants’ preference for stable, large-cap companies at a time of persistent inflation concerns.
Koninklijke Philips NV, which price suffered on the news of a product recall, was a key detractor. Payments companies such as PayPal Holdings, Inc. and MercadoLibre,
Inc., both of which were hurt by the broader underperformance for growth stocks, also lagged. Additionally, holdings in the Chinese education sector—including 17 Education
& Technology Group, Inc. and New Oriental Education & Technology Group Inc.—weighed on performance due to existential regulatory headwinds. Both stocks were eliminated from the portfolio.
Positions in stocks that can benefit from inflation or are less susceptible to inflationary pressures contributed positively. These include financial stocks such as the microlenders
PT Bank Rakyat and Bandhan Bank, Ltd. Positions in the communication services and utilities sectors were also additive. In the latter, the Fund’s holdings benefited from a surge in renewables prices that followed Russia’s invasion of Ukraine in February 2022.
Diversification across impact themes was also beneficial. Shionogi & Company, Ltd. was a top contributor in Public Health, and Koninklijke DSM N.V. helped performance within Sustainable Food and Water. Mimecast Ltd., which experienced substantial price appreciation upon its acquisition by a private equity firm, was the leading contributor.
Describe recent portfolio activity.
Despite elevated market volatility and rising inflation expectations, the investment adviser remained confident in the long-term fundamental theses of its portfolio holdings.
Given the weak relative performance for small-cap, early-stage, and higher-growth companies, the investment adviser increased the already high hurdle rate it requires to invest in such stocks. This shift was based on its belief that a larger margin of error is required to capitalize on the risk/reward profiles these companies offer.
The investment adviser trimmed or exited positions in certain areas where stock prices exceeded its most bullish price targets. It also reduced the Fund’s positions in the renewables industry and migrated to less appreciated environment-related companies.
More broadly, the investment adviser sought to create a more diversified portfolio that could better navigate short- to medium-term market volatility related to geopolitical tensions and interest rate increases by the Fed. This entailed increasing the Fund’s weightings in areas that are less vulnerable to inflation or that may benefit from an inflationary environment, including large-cap stocks in the Public Health, Affordable Housing, Financial & Digital Inclusion, and Efficiency, Electrification, & Digitalization
themes.
Describe portfolio positioning at period end.
The investment adviser continued to identify opportunities driven by structural trends. In response to the Russia/Ukraine crisis, the investment adviser adjusted the portfolio to emphasize companies that offer solutions to growing humanitarian issues. This includes the following areas:
Reliable and affordable access to food: The global food system needs to increase its production substantially and develop less carbon-intensive methods by 2050. At a time of food inflation, companies providing low-cost groceries are a key area of focus to help tackle the rising cost of living.
Build back better and greener post COVID-19 disruption: Building efficiencies in supply chains and infrastructure should help reduce carbon usage and increase energy and cost efficiencies for households, governments, and companies. The most notable additions occurred in the Efficiency, Electrification & Digitization,
Pollution & Remediation, and Affordable Housing themes.
A move towards greater domestic energy independence: Many countries have pledged to end their reliance on Russian energy over the long term. This should favor the transition to domestic green energy globally and foster increased research and development into new sources of renewable energy.
Skills development and financial literacy for underserved populations: The world is facing an exponential rise in displaced people due to conflict and extreme weather events. The investment adviser expected even greater demand for services in language training, skills development, job placement, and financial literacy. The impact themes aligned to this area are Financial & Digital Inclusion and Education & Skilling.
At the close of the period, the Fund was overweight in Europe and underweight in Asia and the emerging markets. At the sector level, it was overweight in utilities, real estate, and communication services. It retained structural underweights in energy and diversified financials, and it was underweight in consumer staples and consumer discretionary.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on June 30, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in emerging market issuers, and may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (25.68)% N/A 2.69% N/A
Investor A ........................................................................... (25.77) (29.67)% 2.47 (0.50)%
Class K ............................................................................ (25.60) N/A 2.77 N/A
MSCI All Country World Index ex-U.S. ...................................................... (10.31) N/A 9.85 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including sales charges and fees.
(b)
The Fund commenced operations on June 30, 2020.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock International Impact Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 759.40 $ 3.71 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 759.00 4.80 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 759.30 3.27 1,000.00 1,021.08 3.76 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United Kingdom ..................................... 12%
United States ...................................... 12
Indonesia ......................................... 11
Denmark ......................................... 9
Japan ........................................... 8
Spain ............................................ 7
Germany ......................................... 7
Netherlands ....................................... 6
India ............................................ 5
Brazil ............................................ 5
Switzerland ........................................ 4
Australia .......................................... 3
Canada .......................................... 2
France ........................................... 2
South Korea ....................................... 2
Kenya ........................................... 2
Colombia ......................................... 1
Other Assets Less Liabilities ............................ 2

Fund Summary
as of April 30, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investment Objective
BlackRock Sustainable Advantage Emerging Markets Equity Fund’s (formerly known as, BlackRock Advantage ESG Emerging Markets Equity Fund) (the “Fund”)
seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
On July 27, 2021, the Board of Trustees of the Trust (the "Board") approved a proposal to change the name of the Fund from BlackRock Advantage ESG Emerging
Markets Equity Fund to BlackRock Sustainable Advantage Emerging Markets Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process. These changes became effective on December 1, 2021.
Portfolio Management Commentary
How did the Fund perform?
During the 12-month period ended April 30, 2022, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
Overall, the Fund struggled against a highly changeable macroeconomic and market backdrop. Emerging market ("EM") equities faced macroeconomic and policy concerns in China in the summer of 2021, and electricity shortages, a potential debt default from Chinese real estate developer Evergrande, and ongoing regulatory uncertainty kept
EM markets under pressure. The period also saw considerable volatility across market style preferences. Early in the period, investors preferred value styles, continuing the strong reflationary market tone from earlier in 2021. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This pro-growth theme persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors to move back toward value stocks. The simultaneous sharp rise in commodities prices caused further inflationary pressure. Ultimately, this rotation proved short-lived, as the market returned to a pro-
growth stance in October 2021. EM equities ultimately ended 2021 with negative returns amid the spread of the COVID-19 omicron variant. Despite positive performance from commodities that benefited many EM economies, flaring United States-China relations on issues including short-supply computer chips dragged on equities. Value and momentum styles continued to outperform growth. In early 2022, EM equities added to losses amid the Russian invasion of Ukraine. Russian assets were ultimately priced at a fair value of zero and removed from the MSCI Index. Additionally, heightened geopolitical tensions and sanctions caused commodity prices to spike, led by energy and with grains, precious metals, and ultimately the entire asset class following suit. This commodity spike spurred further inflationary concerns. Egypt declined the most during this part of the period amid increased costs as a major wheat importer. China also lagged as COVID-19 case counts spiked and the government imposed new lockdowns.
The divergence of commodity importers versus exporters drove performance, with Latin American markets benefiting. For the period, energy and utilities were the only sectors positively contributing to returns of the MSCI EM Index, whereas information technology ("IT"), financials, and materials led losses. From a country perspective, India,
Saudi Arabia, and the United Arab Emirates ("UAE") pushed the index higher, whereas China, Korea, Taiwan, and South Africa drove losses.
Macro thematic positioning proved to be the most substantial detractor from relative performance. The Fund was underweight to Indian stocks due to country-specific valuations and trends, but strong performance in the oil and gas industry within energy and the renewable electricity industry within utilities detracted from performance.
Additionally, an underweight to Saudi Arabian and UAE equities weighed on return, as these major oil-exporting countries benefited from the broader commodities rally.
Exclusions from the Fund's universe, particularly among coal and defense stocks, detracted from performance as investor sentiment favored energy producers and conflict-
sensitive businesses in 2022. The strong shift in sentiment also overwhelmed the Fund's broader environmental transition ESG measures. Identifying companies across
"green" patent filings and carbon emissions intensity detracted within the energy sector. Additionally, following investor positioning across ESG stocks ran counter to broader market preferences.
Also within stock selection, China-specific insights unsurprisingly struggled in a difficult environment amid macroeconomic and geopolitical concerns. Specifically, measures that evaluate hiring trends drove losses in the period, as the pro-growth quality positioning struggled amid eroding economic expectations. Select fundamental insights also detracted from performance, as traditional value measures, such as evaluating earnings and cash flows across price, struggled amid broader factor style volatility.
Conversely, select sentiment and macro-thematic measures proved to be key contributors to performance, providing some portfolio ballast. Specifically, insights designed to track money supply flow was a top contributor, as it helped motivate a favorable underweight to Chinese equities. An insight that captured sentiment with faster-moving alternative data measures that evaluate credit card trends helped to correctly capture positive corporate earnings. Elsewhere, other sentiment measures that evaluate analyst text proved additive across consumer discretionary stocks.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities with enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions, wage inflation, consumer behavior changes, and business sensitivity to the invasion of Ukraine. Additionally, new macro-thematic insights were added that use historical observations of recession-inflation and monetary policy normalization to motivate top-down positioning.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector and country positioning perspective. The Fund had slight overweight positions in the IT and utilities sectors, and maintained slight underweights in consumer staples and communication services stocks. From a geographical perspective, the
Fund had slight overweights to Thailand and maintained slight underweights to India.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on August 18, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
An index that captures large- and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (19.84)% N/A (0.57)% N/A
Investor A ........................................................................... (20.04) (24.23)% (0.81) (3.91)%
Class K ............................................................................ (19.80) N/A (0.54) N/A
MSCI Emerging Markets Index ............................................................ (18.33) N/A 0.33 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 853.20 $ 3.91 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 852.00 5.05 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 852.70 3.72 1,000.00 1,020.78 4.06 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown ).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 30%
Taiwan ........................................... 16
India ............................................ 12
South Korea ....................................... 12
South Africa ....................................... 6
Brazil ............................................ 4
United States ...................................... 4
Thailand .......................................... 4
Malaysia ......................................... 2
Mexico ........................................... 2
Indonesia ......................................... 2
Other
(a)
........................................... 3
Short-Term Securities ................................. 3
Liabilities in Excess of Other Assets ....................... —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of April 30, 2022

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
Investment Objective
BlackRock Sustainable Advantage International Equity Fund’s (formerly known as, BlackRock Advantage ESG International Equity Fund) (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
On July 27, 2021, the Board of Trustees of the Trust (the "Board") approved a proposal to change the name of the Fund from BlackRock Advantage ESG International Equity
Fund to BlackRock Sustainable Advantage International Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process.
These changes became effective on December 1, 2021.
Portfolio Management Commentary
How did the Fund perform?
During the 12-month period ended April 30, 2022, the Fund underperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
Overall, the Fund struggled in a highly changeable macroeconomic and market backdrop. Markets went through multiple rotations in the first half of the period, as leadership shifted between valuation and secular growth preferences for much of 2021. However, value styles became the dominant market driver in early 2022 amid inflationary pressures and expected monetary policy normalization. The relatively orderly market reaction to 40-year highs in inflation turned disorderly with Russia's invasion of Ukraine in February 2022, which brought a fresh surge in commodity prices that further weighed on global markets and already-stretched supply chains. Adding to the economic challenges, China's zero-COVID policy resulted in rolling lockdowns which adversely affected industrial production. Simultaneously, bond yields surged as central bankers began raising rates across the globe. Investors began to price in prospects for recession-inflation amid concerns that monetary policy error would stifle growth.
Unsurprisingly given the numerous macroeconomic events investors contended with, fundamental insights led declines for the period. This was highlighted by losses across growth-oriented quality insights, with notable weakness across ESG measures. Having provided differentiated returns for the past few years, these measures proved overly sensitive to rising commodities prices, with environmental transition measures struggling. This included losses across insights that capture more forward-looking insights green patent filings, identifying company green bond issuance, and those evaluating companies benefiting from the EU's sustainable focused fiscal package. All of these detracted from performance as they motivated an unsuccessful underweight position in financials.
Human capital ESG insights similarly struggled amid unfavorable market sentiment. These included a measure capturing company policies focused on social issues, as well as an insight evaluating companies with a diversity of backgrounds among their employees.
Lastly among detractors, a relative valuation measure that prefers companies that typically do well in rising-rate environments detracted from performance. Although the measure correctly anticipated the policy normalization theme, the signal motivated an overweight position in cyclical stocks, which detracted from performance given the negative sentiment pivot following the invasion of Ukraine.
Macro-thematic insights delivered mixed results from top-down positioning. Recently added signals seeking to identify themes related to recession-inflation and sensitivity to escalation of tensions in Ukraine were notably strong performers toward period-end. They correctly positioned the Fund to capture opportunities as the interest rate environment changed and the sentiment and economic impact of the invasion of Ukraine were becoming clearer. In particular, an insight looking at European firms likely to benefit from increased defense spending performed well.
Among contributors to performance, the Fund's stock selection model within Europe was notably strong, with insights across sentiment performing well. Surprisingly, an ESG insight evaluating flows into ESG products was a top contributor as it motivated a successful underweight position to Japan. Faster-moving trend-based measures were also additive as they successful captured the evolving market environment, including insights looking at mobile app usage as well as those evaluating internet search levels.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities with enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions, wage inflation, consumer behavior changes, and business sensitivity to the invasion of Ukraine. Additionally, new macro-thematic insights were added that use historical observations of recession-inflation and monetary policy normalization to motivate top-down positioning.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector and country-positioning perspective. The Fund had slight overweight positions in the industrials and information technology sectors, and maintained slight underweights in health care and utilities stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on August 18, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (9.13)% N/A 6.02% N/A
Investor A ........................................................................... (9.32) (14.08)% 5.78 2.47%
Class K ............................................................................ (9.00) N/A 6.12 N/A
MSCI EAFE Index ..................................................................... (8.15) N/A 6.26 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 870.30 $ 2.32 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
Investor A ................................ 1,000.00 869.80 3.43 1,000.00 1,021.12 3.71 0.74
Class K .................................. 1,000.00 871.40 2.09 1,000.00 1,022.56 2.26 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 21%
United Kingdom ..................................... 12
Australia .......................................... 9
France ........................................... 9
Switzerland ........................................ 9
Germany ......................................... 8
Netherlands ....................................... 5
Denmark ......................................... 3
Sweden .......................................... 3
United States ...................................... 2
Spain ............................................ 2
Hong Kong ........................................ 2
Italy ............................................. 2
Finland .......................................... 2
Belgium .......................................... 2
Israel ............................................ 1
Singapore ......................................... 1
Other
(a)
........................................... 5
Short-Term Securities ................................. 2
Other Assets Less Liabilities ............................ —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of April 30, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month reporting period ended April 30, 2022, the Fund outperformed its reference benchmark (75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI All
Country World Index (“ACWI”)). The Fund’s Class K Shares outperformed its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, while the Fund’s Institutional,
Service, Investor A and Investor C Shares underperformed.
What factors influenced performance?
Relative-value interest rate views in the emerging markets made the largest positive contribution to Fund performance. Long positions in South Africa, India, and China versus short positions in Brazil, Mexico, Poland, and Korea profited from divergences in these countries’ central bank actions. These positions were based on inflation and monetary policy signals. Directional short positions in U.S. and German bond futures—which the Fund held in anticipation that improving growth, rising inflationary pressures, and monetary policy normalization would lead to higher yields—also helped results. Finally, directional longs in global equities boosted returns as economic activity improved.
Directional long positions in a basket of developed market bonds were the primary detractors from performance. Insights focused on challenges to global growth, the relative attractiveness of bonds versus high-growth equities, and a sizable yield advantage for longer-dated debt prompted the Fund to establish long positions in longer-term bonds.
However, yields rose significantly as investors responded to rising inflationary pressures, supply-chain disruptions, and shifting policy frameworks. (Prices and yields move in opposite directions.)
Relative value long positions in core European and select Asia-Pacific equities versus short positions in U.S. and peripheral European equities also detracted, particularly following the outbreak of war in Ukraine. A similar dynamic impacted the Fund’s relative-value bond strategy in the developed markets, with longs in Europe underperforming as war-related inflationary challenges put upward pressure on German bond yields. A long position in the Euro throughout much of the period further detracted.
The investment adviser used derivatives as an efficient means to take active views on interest rates, equity indices, and currencies. The derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts. These holdings make up a significant portion of the portfolio. The use of derivatives instead of physical instruments had a minimal impact on results.
The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position did not have a material effect on performance, and the Fund was not in a defensive posture.
Describe recent portfolio activity.
The Fund began the period net long equities and net short bonds on the view that the continued resumption of economic activity following the COVID-19 outbreak would be a tailwind for global equities. The investment adviser believed the monetary and fiscal stimulus across the world would add further support to stocks, while dual supply and demand shifts would ultimately create an inflationary environment that would prompt central banks to begin withdrawing economic stimulus. The Fund maintained its net long in equities through the end of 2021 and increased the position briefly in in early 2022. In addition, it trimmed its short in bonds and switched to a net long in late 2021. It maintained this positioning through the end of April 2022.
Within equities, the Fund generally held a preference for the international markets over the United States, but it shifted its long positions as the period progressed. Initially, the Fund preferred Japan given its attractive valuation and the potential for a weakening Yen to boost the country’s heavily export-driven economy. It later trimmed this long position as valuations moved in line with expectations. The Fund also added to Asia ex-Japan—specifically Korea, Taiwan, and Australia—due to their compelling valuations and relatively favorable growth outlooks. The Fund began building a long position in European equities in the fourth quarter of 2021 based on both valuations and positive growth indications, and it held this positioning through the end of April 2022. France, Germany, Italy, and Sweden were key long positions, while notable short positions included Spain, South Korea, and the United Kingdom. A short position in U.S. equities was motivated by weakening investor sentiment and a deteriorating balance of payments.
Within bonds, the Fund began the period with a long position in Australia versus Germany, the United Kingdom, and the United States. Australian growth and inflation appeared to be slowing at the outset of the period, and the central bank was expected to remain dovish. This position weighed on returns in the fourth quarter of 2021 following a higher-than-expected inflation report and the Reserve Bank of Australia’s unexpected termination of its yield curve control policy. The Fund maintained the position for several weeks after this policy change on the belief that price moves were at odds with the country’s relatively weak growth and inflation outlook. The Fund added to
Canadian bonds over the period and maintained the short positions in the United States and United Kingdom. The Fund was positioned for material performance dispersion in the emerging markets, with longs in South Africa, India, and China against shorts in Poland, Mexico, Brazil, and Korea. China’s zero-COVID policies posed a significant challenge to growth, and multi-decade highs in inflation data prompted many emerging-market central banks to initiate sharp tightening cycles.
In currencies, the Fund began the period with a short position in the U.S. Dollar against a basket of developed-market currencies primarily consisting of the Euro. Given the potential for U.S. Dollar strength following the Fed’s relatively hawkish change in tone at its June 2021 meeting, the Fund closed the U.S. Dollar short and rotated into a long in the Euro versus the Canadian Dollar, Australian Dollar, and Japanese Yen. Near the end of the period, with Europe under strain from Russia’s invasion of Ukraine in
February 2022, the Fund closed its currency positions on the belief that the downside risks to the Euro had increased. Furthermore, with both the Canadian and Australian
Dollars poised to benefit from higher commodity prices, the investment adviser felt the currencies were no longer ideal short pairs for the Euro. The Fund did not have any active currency positions at the close of April 2022.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
Describe portfolio positioning at period end.
The Fund was positioned for a potentially complicated macroeconomic environment in 2022. A net long equity positioning reflected the investment adviser’s view that a continued post-COVID reopening and increased spending in the energy and defense sectors would be supportive for equities, notwithstanding rising inflationary pressures and tighter monetary policy. Within equities, the Fund was long in core Europe and Asia.
The Fund was net long in bonds on the belief that the hawkish thrust of monetary policy could tip economies into recession. It was long in Germany and Canada versus the
United States, and long China, Thailand, and Taiwan versus Poland, Korea, and Mexico.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns from May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
A sub-index of the Bloomberg U.S. Treasury Index, which measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(f)
A customized weighted index comprised of 75% Bloomberg U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 0.00% N/A 4.31% N/A 3.89% N/A
Service .................................................... (0.21) N/A 4.03 N/A 3.59 N/A
Investor A ................................................... (0.22) (5.45)% 4.00 2.88% 3.58 3.02%
Investor C ................................................... (0.96) (1.95) 3.25 3.25 3.01 3.01
Class K .................................................... 0.14 N/A 4.41 N/A 3.81 N/A
Bloomberg U.S. 1-3 Year Treasury Bond Index ........................ (3.55) N/A 0.92 N/A 0.77 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ........................... 0.08 N/A 1.12 N/A 0.63 N/A
75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI All Country World
Index ................................................... (3.86) N/A 3.24 N/A 3.01 N/A
MSCI All Country World Index .................................... (5.44) N/A 9.46 N/A 9.21 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash . The Fund’s total returns from May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,030.80 $ 4.03 $ 1,000.00 $ 1,020.83 $ 4.01 0.80%
Service .................................. 1,000.00 1,029.50 5.43 1,000.00 1,019.44 5.41 1.08
Investor A ................................ 1,000.00 1,029.60 5.54 1,000.00 1,019.34 5.51 1.10
Investor C ................................ 1,000.00 1,025.90 9.24 1,000.00 1,015.67 9.20 1.84
Class K .................................. 1,000.00 1,031.60 3.37 1,000.00 1,021.47 3.36 0.67
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
TEN LARGEST HOLDINGS
Security
(a)
Percent of
Net Assets
Apple, Inc. ...................................... 4%
Microsoft Corp. ................................... 3
U.S. Treasury Notes, 0.75%, 11/15/24 .................... 3
U.S. Treasury Notes, 0.13%, 12/15/23 .................... 2
Tesla, Inc. ....................................... 1
Amazon.com, Inc. ................................. 1
Alphabet, Inc., Class A .............................. 1
Berkshire Hathaway, Inc., Class B ...................... 1
Johnson & Johnson ................................ 1
Alphabet, Inc., Class C .............................. 1
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks .................................... 66%
U.S. Treasury Obligations .............................. 5
Preferred Stocks .................................... —
(b)
Warrants ......................................... —
(b)
Other Interests ..................................... —
(b)
Short-Term Securities ................................ 8
Other Assets Less Liabilities ............................ 21
(a)
Excludes short-term investments.
(b)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of April 30, 2022

Fund Summary
BlackRock U.S. Impact Fund
Investment Objective
BlackRock U.S. Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2022, the Fund underperformed its benchmark, the Russell MidCap
®
Index.
What factors influenced performance?
The Fund’s underperformance was largely attributable to its holdings in both small-cap stocks and large-cap growth companies. This was due to a combination of idiosyncratic stock events, the outperformance of the value style, and pronounced weakness in small caps with low current earnings but high future growth expectations.
The education technology company Chegg, Inc. was a key detractor, as were the payments companies PayPal Holdings, Inc. and Block, Inc. The Fund was also hurt by its positions in small-cap healthcare companies, particularly those related to value-based care.
Positions in stocks that can benefit from inflation or are less susceptible to inflationary pressures contributed positively. These include financial stocks such as Jack Henry and Associates, Inc., a provider of mission-critical software to small and regional banks. Large-cap stocks in the healthcare sector, such as Danaher, Inc. and Royalty Pharma
PLC, also added value.
Diversification across impact themes was also beneficial. Stride, Inc.—a for-profit education company within the Education & Skilling theme—was a top contributor, as were the Safety & Security holdings Rapid7, Inc. and Mimecast Ltd. The latter stock experienced substantial price appreciation upon its acquisition by a private equity firm.
Describe recent portfolio activity.
Despite elevated market volatility and rising inflation expectations, the investment adviser remained confident in the long-term fundamental theses of its portfolio holdings.
Given the weak relative performance for small-cap, early-stage, and higher-growth companies, the investment adviser increased the already high hurdle rate it requires to invest in such stocks. This shift was based on its belief that a larger margin of error is required to capitalize on the risk/reward profiles these companies offer.
The investment adviser trimmed or exited positions in certain areas where stock prices exceeded its most bullish price targets. More broadly, it sought to create a more diversified portfolio that could better navigate short- to medium-term market volatility related to geopolitical tensions and interest rate increases by the Fed. This entailed increasing the Fund’s weightings in areas that are less vulnerable to inflation or that may benefit from an inflationary environment, including large-cap stocks in the Public
Health, Affordable Housing, Financial & Digital Inclusion, and Efficiency, Electrification, & Digitalization themes.
Describe portfolio positioning at period end.
The investment adviser continued to identify opportunities driven by structural trends. In response to the Russia/Ukraine crisis, the investment adviser adjusted the portfolio to emphasize companies that offer solutions to growing humanitarian issues. This includes the following areas:
Reliable and affordable access to food: The global food system needs to increase its production substantially and develop less carbon-intensive methods by 2050. At a time of food inflation, companies providing low-cost groceries are a key area of focus to help tackle the rising cost of living.
Build back better and greener post COVID-19 disruption: Building efficiencies in supply chains and infrastructure should help reduce carbon usage and increase energy and cost efficiencies for households, governments, and companies. The most notable additions occurred in the Efficiency, Electrification & Digitization,
Pollution & Remediation, and Affordable Housing themes.
A move towards greater domestic energy independence: Many countries have pledged to end their reliance on Russian energy over the long term. This should favor the transition to domestic green energy globally and foster increased research and development into new sources of renewable energy.
Skills development and financial literacy for underserved populations: The world is facing an exponential rise in displaced people due to conflict and extreme weather events. The investment adviser expected even greater demand for services in language training, skills development, job placement, and financial literacy. The impact themes aligned to this area are Financial & Digital Inclusion and Education & Skilling.
At the close of the period, the Fund was overweight in the healthcare, utilities, and consumer staples sectors. It retained structural underweights in energy and diversified financials, and it was underweight in information technology.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on June 30, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. securities. The Fund will invest primarily in equity securities and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
Market capitalization-weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion. The 800 companies in the Russell Midcap Index are the
800 smallest of the 1,000 companies that comprise Russell 1000 Index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (22.94)% N/A 9.80% N/A
Investor A ........................................................................... (23.14) (27.18)% 9.49 6.32%
Class K ............................................................................ (22.86) N/A 9.89 N/A
Russell Midcap
®
Index ................................................................. (6.10) N/A 18.98 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on June 30, 2020.

Fund Summary
as of April 30, 2022 (continued)

Fund Summary
BlackRock U.S. Impact Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/21)
Ending
Account Value
(04/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 755.50 $ 3.74 $ 1,000.00 $ 1,020.53 $ 4.31 0.86%
Investor A ................................ 1,000.00 754.40 4.78 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 756.00 3.27 1,000.00 1,021.08 3.76 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 44%
Information Technology .............................. 14
Utilities ......................................... 10
Consumer Discretionary ............................. 10
Consumer Staples ................................. 6
Materials ....................................... 6
Industrials ....................................... 5
Real Estate ...................................... 4
Financials ....................................... —
(b)
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (1)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(b)
Represents less than 1% of the Fund's net assets.

About Fund Performance
2022
BlackRock Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 2.4%
APM Human Services International
Ltd.
(a)
.................... 370,108 $ 836,422
Brazil — 2.1%
MercadoLibre , Inc.
(a)
............ 482 469,290
YDUQS Participacoes SA ........ 81,970 269,091
738,381
Canada — 1.3%
North West Co., Inc. (The) ........ 16,140 450,158
Colombia — 1.2%
Millicom International Cellular SA,
SDR
(a)
................... 18,143 409,029
Denmark — 4.9%
Orsted A/S
(b)(c)
................ 9,652 1,067,806
Vestas Wind Systems A/S ........ 25,306 645,328
1,713,134
France — 2.2%
Nexity SA ................... 25,245 766,593
Germany — 2.6%
LEG Immobilien SE ............ 8,746 896,732
India — 2.9%
Bandhan Bank Ltd.
(b)(c)
.......... 238,494 1,034,195
Indonesia — 6.9%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 4,094,100 1,364,102
Dayamitra Telekomunikasi Tbk . PT
(a)
. 20,578,200 1,079,452
2,443,554
Japan — 5.9%
GMO Payment Gateway, Inc. ...... 1,800 151,020
Katitas Co. Ltd. ............... 28,700 669,481
M3, Inc. .................... 10,000 319,340
Shionogi & Co. Ltd. ............ 14,400 801,013
Sysmex Corp. ................ 2,000 131,195
2,072,049
Kenya — 1.3%
Safaricom plc ................ 1,571,678 453,362
Netherlands — 2.8%
Koninklijke DSM NV ............ 5,951 1,000,420
South Korea — 1.5%
Samsung SDI Co. Ltd. .......... 1,080 514,463
Spain — 3.5%
EDP Renovaveis SA ............ 52,593 1,244,727
Security
Shares
Shares Value
United Kingdom — 5.9%
Genus plc ................... 19,667 $ 617,915
Halma plc ................... 40,644 1,247,590
Wise plc, Class A
(a)
............. 41,960 205,623
2,071,128
United States — 52.6%
1Life Healthcare, Inc.
(a)
.......... 21,423 151,032
Agilent Technologies, Inc. ........ 6,524 778,117
Aptiv plc
(a)
................... 6,876 731,606
Ball Corp. ................... 14,721 1,194,756
Boston Scientific Corp.
(a)
......... 30,070 1,266,248
Brookfield Renewable Corp. ...... 39,425 1,415,697
Cano Health, Inc., Class A
(a)
....... 52,613 278,849
Danaher Corp. ............... 5,081 1,275,992
Etsy, Inc.
(a)
.................. 2,334 217,505
Everbridge , Inc.
(a)
.............. 4,582 197,484
Grocery Outlet Holding Corp.
(a)
..... 26,763 901,110
ICF International, Inc. ........... 11,049 1,091,752
IDEXX Laboratories, Inc.
(a)
........ 1,238 532,934
Jack Henry & Associates, Inc. ..... 5,744 1,088,948
Royalty Pharma plc, Class A ...... 40,164 1,710,183
Schneider Electric SE ........... 6,589 945,318
Square, Inc., Class A
(a)
.......... 2,702 268,957
Stride, Inc.
(a)
................. 17,992 707,086
Trimble, Inc.
(a)
................ 12,914 861,364
Veeva Systems, Inc., Class A
(a)
.... 7,033 1,279,654
Zoetis, Inc. .................. 9,143 1,620,597
18,515,189
Total Common Stocks — 100.0%
(Cost: $38,653,212) .............................. 35,159,536
Warrants
United States — 0.0%
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for
1 warrant, Expires 09/15/25, Strike
Price USD 11.50)
(a)
.......... 48,400 6,190
Total Warrants — 0.0%
(Cost: $0) .................................... 6,190
Total Long-Term Investments — 100.0%
(Cost: $38,653,212) .............................. 35,165,726
Total Investments — 100.0%
(Cost: $38,653,212) .............................. 35,165,726
Other Assets Less Liabilities — 0.0% ................... 3,136
Net Assets — 100.0% .............................. $ 35,168,862
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)(b)
$ 801,201 $ — $ (801,201) $ — $ — $ — — $ 58 $ 4
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 2,573,250 — (2,573,031) (219) — — — 71,729
(c)
—
$ (219) $ — $ — $ 71,787 $ 4
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (23,958) $ — $ — $ (23,958)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — 7,975 — — 7,975
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 171,178
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 836,422 $ — $ 836,422
Brazil ............................................... 738,381 — — 738,381
Canada ............................................. 450,158 — — 450,158
Colombia ............................................ — 409,029 — 409,029
Denmark ............................................. — 1,713,134 — 1,713,134
France .............................................. — 766,593 — 766,593
Germany ............................................ — 896,732 — 896,732
India ............................................... — 1,034,195 — 1,034,195
Indonesia ............................................ — 2,443,554 — 2,443,554
Japan ............................................... — 2,072,049 — 2,072,049
Kenya .............................................. — 453,362 — 453,362
Netherlands ........................................... — 1,000,420 — 1,000,420
South Korea .......................................... — 514,463 — 514,463
Spain ............................................... — 1,244,727 — 1,244,727
United Kingdom ........................................ — 2,071,128 — 2,071,128
United States .......................................... 17,569,871 945,318 — 18,515,189
Warrants .............................................. 6,190 — — 6,190
$ 18,764,600 $ 16,401,126 $ — $ 35,165,726

BlackRock International Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 2.6%
APM Human Services International
Ltd.
(a)
.................... 70,423 $ 159,152
Brazil — 4.8%
MercadoLibre , Inc.
(a)
............ 101 98,336
MRV Engenharia e Participacoes SA . 61,213 128,519
YDUQS Participacoes SA ........ 20,933 68,719
295,574
Canada — 2.4%
North West Co., Inc. (The) ........ 1,234 34,417
Shopify, Inc., Class A
(a)
.......... 86 36,707
TransAlta Renewables, Inc. ....... 5,566 77,209
148,333
Colombia — 1.5%
Millicom International Cellular SA,
SDR
(a)
................... 3,998 90,134
Denmark — 9.3%
Atlantic Sapphire ASA
(a)
......... 7,518 20,928
Chr Hansen Holding A/S ......... 1,160 90,375
Orsted A/S
(b)(c)
................ 2,678 296,269
Vestas Wind Systems A/S ........ 6,353 162,008
569,580
France — 2.4%
Nexity SA ................... 4,709 142,994
Germany — 6.7%
LEG Immobilien SE ............ 2,426 248,739
Vonovia SE .................. 3,994 159,125
407,864
India — 4.9%
Bandhan Bank Ltd.
(b)(c)
.......... 68,608 297,509
Indonesia — 10.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,143,300 380,933
Dayamitra Telekomunikasi Tbk . PT
(a)
. 5,132,100 269,210
650,143
Japan — 8.4%
GMO Payment Gateway, Inc. ...... 900 75,510
Katitas Co. Ltd. ............... 4,900 114,302
Security
Shares
Shares Value
Japan (continued)
M3, Inc. .................... 1,600 $ 51,094
Shionogi & Co. Ltd. ............ 3,900 216,941
Sysmex Corp. ................ 800 52,478
510,325
Kenya — 1.8%
Safaricom plc ................ 385,266 111,133
Netherlands — 6.5%
Koninklijke DSM NV ............ 1,718 288,812
Koninklijke Philips NV ........... 4,129 107,896
396,708
South Korea — 2.1%
Samsung SDI Co. Ltd. .......... 274 130,521
Spain — 6.7%
Corp. ACCIONA Energias Renovables
SA
(a)
.................... 1,954 72,234
EDP Renovaveis SA ............ 14,289 338,180
410,414
Switzerland — 3.9%
Landis+Gyr Group AG
(a)
......... 1,380 77,016
SGS SA (Registered) ........... 63 161,880
238,896
United Kingdom — 12.0%
Genus plc ................... 5,304 166,645
Halma plc ................... 12,515 384,155
Pearson plc ................. 13,368 129,801
Wise plc, Class A
(a)
............. 10,445 51,185
731,786
United States — 11.9%
Brookfield Renewable Corp. ...... 10,883 390,793
Schneider Electric SE ........... 2,362 338,874
729,667
Total Common Stocks — 98.5%
(Cost: $6,877,476) .............................. 6,020,733
Total Long-Term Investments — 98.5%
(Cost: $6,877,476) .............................. 6,020,733
Total Investments — 98.5%
(Cost: $6,877,476) .............................. 6,020,733
Other Assets Less Liabilities — 1.5% ................... 92,817
Net Assets — 100.0% .............................. $ 6,113,550
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

2022
BlackRock Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(continued)
April 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)(b)
$ 141,431 $ — $ (141,431) $ — $ — $ — — $ 14 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 698,919 — (698,862) (57) — — — 11,210
(c)
—
$ (57) $ — $ — $ 11,224 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
See notes to financial statements.
For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (9,333) $ — $ — $ (9,333)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — 2,501 — — 2,501
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 58,543
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 159,152 $ — $ 159,152
Brazil ............................................... 295,574 — — 295,574
Canada ............................................. 148,333 — — 148,333
Colombia ............................................ — 90,134 — 90,134
Denmark ............................................. — 569,580 — 569,580
France .............................................. — 142,994 — 142,994
Germany ............................................ — 407,864 — 407,864
India ............................................... — 297,509 — 297,509
Indonesia ............................................ — 650,143 — 650,143
Japan ............................................... — 510,325 — 510,325
Kenya .............................................. — 111,133 — 111,133
Netherlands ........................................... — 396,708 — 396,708
South Korea .......................................... — 130,521 — 130,521
Spain ............................................... — 410,414 — 410,414
Switzerland ........................................... — 238,896 — 238,896
United Kingdom ........................................ — 731,786 — 731,786
United States .......................................... 390,793 338,874 — 729,667
$ 834,700 $ 5,186,033 $ — $ 6,020,733

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Shares
Shares Value
Common Stocks
Brazil — 4.1%
Ambev SA .................. 14,734 $ 43,541
Ambev SA, ADR .............. 2,731 7,947
Cia Energetica de Minas Gerais , ADR 22,172 67,181
Cia Paranaense de Energia , ADR ... 3,611 26,216
Energisa SA ................. 5,982 58,030
Light SA .................... 10,000 18,204
Localiza Rent a Car SA .......... 5,459 58,809
Marfrig Global Foods SA ......... 5,578 21,245
Movida Participacoes SA
(a)
....... 7,868 28,757
Natura & Co. Holding SA
(a)
....... 5,405 20,553
Transmissora Alianca de Energia
Eletrica SA ................ 1,852 16,591
Ultrapar Participacoes SA ........ 13,182 35,462
402,536
China — 29.8%
3SBio, Inc.
(a)(b)(c)
............... 45,500 32,100
51job, Inc., ADR
(a)(d)
............ 146 8,884
AAC Technologies Holdings, Inc. ... 3,500 8,175
Agricultural Bank of China Ltd., Class H 25,000 9,377
Alibaba Group Holding Ltd.
(a)
...... 22,692 276,790
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 500 19,939
Baidu, Inc., Class A
(a)
........... 3,728 59,438
Bank of China Ltd., Class A ....... 77,800 37,734
Bank of China Ltd., Class H ....... 119,000 46,694
Bank of Ningbo Co. Ltd., Class A ... 1,617 8,757
BeiGene Ltd., ADR
(a)
........... 35 5,600
BOE Technology Group Co. Ltd., Class
A ...................... 121,400 68,960
Bosideng International Holdings Ltd. . 32,000 15,961
BYD Co. Ltd., Class A ........... 2,766 99,791
BYD Co. Ltd., Class H .......... 1,500 43,653
China Aoyuan Group Ltd.
(e)
....... 42,000 5,948
China Construction Bank Corp., Class
H ...................... 102,000 72,665
China Lesso Group Holdings Ltd. ... 7,000 8,754
China Medical System Holdings Ltd. . 16,000 22,908
China Merchants Bank Co. Ltd., Class
H ...................... 14,500 87,395
China Molybdenum Co. Ltd., Class A 32,200 22,392
China Molybdenum Co. Ltd., Class H 69,000 34,313
China Petroleum & Chemical Corp.,
Class H .................. 38,000 18,600
China Resources Gas Group Ltd. ... 10,000 37,574
China Resources Land Ltd. ....... 2,000 8,932
China Suntien Green Energy Corp. Ltd.,
Class H .................. 58,000 32,742
China Vanke Co. Ltd., Class H ..... 7,600 17,921
CIFI Holdings Group Co. Ltd. ...... 40,000 19,241
Contemporary Amperex Technology Co.
Ltd., Class A ............... 700 42,426
Country Garden Holdings Co. Ltd. .. 20,000 13,834
ENN Energy Holdings Ltd. ........ 3,800 50,901
Fosun International Ltd. ......... 89,000 93,796
Ganfeng Lithium Co. Ltd., Class A .. 100 1,644
Ganfeng Lithium Co. Ltd., Class H
(b)(c)
400 4,788
Geely Automobile Holdings Ltd. .... 10,000 15,462
Hangzhou Tigermed Consulting Co.
Ltd., Class A ............... 300 3,997
Huatai Securities Co. Ltd., Class H
(b)(c)
56,800 78,068
Hundsun Technologies, Inc., Class A . 2,036 11,605
Industrial Bank Co. Ltd., Class A .... 1,700 5,198
JD.com, Inc., Class A
(a)
.......... 2,506 78,134
Security
Shares
Shares Value
China (continued)
KE Holdings, Inc., ADR
(a)
......... 406 $ 5,757
Kingdee International Software Group
Co. Ltd.
(a)
................. 26,000 53,056
KWG Group Holdings Ltd. ........ 30,500 10,913
Lenovo Group Ltd. ............. 78,000 75,738
Li Auto, Inc., ADR
(a)
............ 875 19,626
Logan Group Co. Ltd. ........... 67,000 20,845
LONGi Green Energy Technology Co.
Ltd., Class A ............... 560 5,631
Lufax Holding Ltd., ADR
(a)
........ 1,344 7,459
Meinian Onehealth Healthcare Holdings
Co. Ltd., Class A
(a)
........... 7,900 5,902
Meituan Dianping , Class B
(a)(c)
..... 2,700 57,851
MMG Ltd.
(a)
.................. 8,000 3,373
NetEase , Inc. ................ 3,070 58,807
NIO, Inc., ADR
(a)
.............. 1,960 32,732
PetroChina Co. Ltd., Class A ...... 48,300 38,810
PetroChina Co. Ltd., Class H ...... 20,000 9,494
Pharmaron Beijing Co. Ltd., Class A . 600 11,255
Pinduoduo , Inc., ADR
(a)
.......... 399 17,193
Ping An Insurance Group Co. of China
Ltd., Class H ............... 4,500 28,443
Postal Savings Bank of China Co. Ltd.,
Class A .................. 22,700 18,348
SF Holding Co. Ltd., Class A ...... 1,520 11,655
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 8,200 13,259
Shanghai Putailai New Energy
Technology Co. Ltd., Class A .... 560 9,850
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 366 17,156
Shimao Group Holdings Ltd.
(e)
..... 16,000 8,488
Sinopharm Group Co. Ltd., Class H . 4,800 11,046
Sinotruk Hong Kong Ltd. ......... 1,500 1,814
Sunny Optical Technology Group Co.
Ltd. ..................... 4,200 61,210
Tencent Holdings Ltd. ........... 6,800 320,449
Tianneng Power International Ltd. ... 28,000 23,328
Topsports International Holdings Ltd.
(b)(c)
8,000 6,119
Towngas Smart Energy Co. Ltd.
(a)
... 13,000 6,420
Trip.com Group Ltd., ADR
(a)
....... 931 22,018
Vipshop Holdings Ltd., ADR
(a)
...... 2,038 15,611
WuXi AppTec Co. Ltd., Class A ..... 4,838 74,559
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 5,480 74,538
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 9,000 66,427
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 361 606
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 23,000 32,691
Xinyi Solar Holdings Ltd. ......... 8,000 11,891
XPeng , Inc., ADR
(a)
............ 550 13,536
Yadea Group Holdings Ltd.
(b)(c)
..... 38,000 57,277
Yum China Holdings, Inc. ........ 606 25,331
Zhejiang Weixing New Building
Materials Co. Ltd., Class A ..... 7,800 22,174
ZTE Corp., Class A ............ 10,200 36,721
2,956,498
Colombia — 0.2%
Bancolombia SA, ADR .......... 590 22,874
Czech Republic — 0.2%
Moneta Money Bank A/S
(a)(b)(c)
..... 5,301 19,884
Greece — 0.8%
OPAP SA ................... 5,587 82,813

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Hungary — 0.4%
MOL Hungarian Oil & Gas plc ..... 4,583 $ 38,860
India — 12.0%
Adani Green Energy Ltd.
(a)
........ 1,515 56,694
Adani Total Gas Ltd. ............ 659 21,129
Asian Paints Ltd. .............. 4,486 189,095
Axis Bank Ltd.
(a)
............... 8,560 80,691
Bandhan Bank Ltd.
(b)(c)
.......... 3,142 13,625
Berger Paints India Ltd. ......... 3,603 33,782
Grasim Industries Ltd. ........... 1,676 36,828
HCL Technologies Ltd. .......... 1,644 23,027
HDFC Bank Ltd., ADR .......... 519 28,654
Housing Development Finance Corp.
Ltd. ..................... 1,822 52,568
Infosys Ltd. .................. 3,967 80,400
Kotak Mahindra Bank Ltd. ........ 3,685 85,456
Marico Ltd. .................. 8,562 58,194
Mphasis Ltd. ................. 441 16,194
Nestle India Ltd. .............. 63 15,021
Piramal Enterprises Ltd. ......... 783 21,931
Reliance Industries Ltd. ......... 4,327 156,778
Tata Consultancy Services Ltd. .... 3,511 161,816
Tech Mahindra Ltd. ............ 1,865 30,459
UPL Ltd. .................... 2,739 29,244
1,191,586
Indonesia — 1.8%
Bank Central Asia Tbk . PT ........ 201,300 112,904
Kalbe Farma Tbk . PT ........... 323,100 36,551
Perusahaan Gas Negara Tbk . PT ... 290,100 28,880
178,335
Malaysia — 2.3%
CIMB Group Holdings Bhd. ....... 12,400 14,780
Petronas Dagangan Bhd. ........ 12,200 60,923
Public Bank Bhd. .............. 34,400 36,975
RHB Bank Bhd. ............... 79,900 114,471
227,149
Mexico — 2.0%
Arca Continental SAB de CV ...... 7,626 48,458
Cemex SAB de CV
(a)
........... 21,525 9,504
Coca-Cola Femsa SAB de CV ..... 9,417 51,394
Coca-Cola Femsa SAB de CV, ADR . 639 34,889
Fomento Economico Mexicano SAB de
CV ..................... 2,795 20,905
Grupo Financiero Banorte SAB de CV,
Class O .................. 5,138 33,865
Wal-Mart de Mexico SAB de CV .... 926 3,282
202,297
Peru — 0.3%
Credicorp Ltd.
(a)
............... 203 28,308
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 644 14,152
Qatar — 0.7%
Commercial Bank PSQC (The) ..... 2,766 5,819
Masraf Al Rayan QSC ........... 5,545 8,177
Qatar Islamic Bank SAQ ......... 1,752 11,739
Qatar National Bank QPSC ....... 6,851 43,580
69,315
Romania — 0.1%
NEPI Rockcastle plc ............ 1,838 11,246
Security
Shares
Shares Value
Russia — 0.0%
(e)
LUKOIL PJSC ................ 10 $ —
LUKOIL PJSC, ADR ............ 2,400 24
Novatek PJSC, GDR
(c)
.......... 150 2
PhosAgro PJSC, GDR .......... 4,265 42
68
South Africa — 5.5%
Anglo American Platinum Ltd. ..... 56 6,222
Anglo American plc ............ 1,184 52,819
AVI Ltd. .................... 4,330 18,855
Bidvest Group Ltd. (The) ......... 6,713 92,026
Foschini Group Ltd. (The)
(a)
....... 3,413 30,023
Gold Fields Ltd. ............... 1,270 17,208
Gold Fields Ltd., ADR ........... 3,697 49,651
Impala Platinum Holdings Ltd. ..... 1,516 19,610
Investec Ltd. ................. 6,089 37,103
Kumba Iron Ore Ltd. ............ 1,467 48,702
Life Healthcare Group Holdings Ltd.
(a)
10,317 14,059
Mr Price Group Ltd. ............ 1,654 22,526
Naspers Ltd., Class N ........... 197 19,869
Nedbank Group Ltd. ............ 1,768 24,689
Old Mutual Ltd. ............... 37,248 29,882
Sanlam Ltd. ................. 6,649 27,544
Vodacom Group Ltd. ........... 3,692 35,530
546,318
South Korea — 11.7%
Amorepacific Corp. ............ 140 19,923
Amorepacific Group ............ 747 29,388
Doosan Co. Ltd. .............. 94 6,590
Kakao Corp. ................. 243 16,974
KB Financial Group, Inc. ......... 570 26,519
KB Financial Group, Inc., ADR ..... 2,701 124,030
LG Chem Ltd. ................ 178 72,903
LG Display Co. Ltd.
(a)
........... 341 4,455
LG Electronics, Inc. ............ 152 13,766
LG Household & Health Care Ltd. ... 36 25,782
NAVER Corp. ................ 473 105,365
POSCO Holdings, Inc. .......... 499 113,935
POSCO Holdings, Inc., ADR ...... 1,152 65,330
Samsung C&T Corp. ........... 46 4,162
Samsung Electronics Co. Ltd. ..... 7,802 415,796
Samsung SDI Co. Ltd. .......... 13 6,193
Shinhan Financial Group Co. Ltd. ... 822 27,311
SK Hynix, Inc. ................ 186 16,299
SK Innovation Co. Ltd.
(a)
......... 256 40,744
SK Telecom Co. Ltd. ............ 173 7,804
SK Telecom Co. Ltd., ADR ........ 621 15,537
1,158,806
Taiwan — 16.1%
Acer, Inc. ................... 57,000 52,882
Cathay Financial Holding Co. Ltd. ... 71,000 149,282
Chailease Holding Co. Ltd. ....... 2,000 15,894
CTBC Financial Holding Co. Ltd. ... 154,000 151,477
Delta Electronics, Inc. ........... 20,000 166,952
E.Sun Financial Holding Co. Ltd. ... 19,100 21,814
Evergreen Marine Corp. Taiwan Ltd. . 3,000 14,421
Fubon Financial Holding Co. Ltd. ... 12,000 30,131
MediaTek , Inc. ................ 4,000 110,272
Nanya Technology Corp. ......... 3,000 6,565
Realtek Semiconductor Corp. ..... 2,000 27,139
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 669,058
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 1,306 121,367

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Taiwan (continued)
United Microelectronics Corp. ..... 14,000 $ 22,240
Voltronic Power Technology Corp. ... 1,000 43,751
1,603,245
Thailand — 3.6%
Advanced Info Service PCL, NVDR .. 12,700 79,402
Bangchak Corp. PCL, NVDR ...... 48,300 46,958
Energy Absolute PCL, NVDR ...... 25,900 66,449
Home Product Center PCL, NVDR .. 224,300 97,518
PTT PCL, NVDR .............. 60,100 65,318
355,645
Turkey — 0.3%
Yapi ve Kredi Bankasi A/S ........ 102,181 33,440
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC . 2,410 6,662
Abu Dhabi Islamic Bank PJSC ..... 2,039 4,856
Aldar Properties PJSC .......... 5,454 8,357
Emirates NBD Bank PJSC ........ 3,524 14,558
Emirates Telecommunications Group
Co. PJSC ................. 611 5,844
First Abu Dhabi Bank PJSC ....... 3,197 19,532
59,809
United States — 0.1%
Legend Biotech Corp., ADR
(a)
...... 156 6,263
Total Common Stocks — 92.7%
(Cost: $9,853,049) .............................. 9,209,447
Investment Companies
iShares MSCI Saudi Arabia ETF
(f)
... 8,159 413,416
Total Investment Companies — 4.2%
(Cost: $273,122) ................................ 413,416
Security
Shares
Shares Value
Preferred Stocks
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 3,690 $ 13,487
Cia Energetica de Minas Gerais
(Preference) ............... 2,927 8,910
22,397
Total Preferred Stocks — 0.2%
(Cost: $19,302) ................................ 22,397
Total Long-Term Investments — 97.1%
(Cost: $10,145,473) .............................. 9,645,260
Short-Term Securities
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.29% ...... 301,820 301,820
SL Liquidity Series, LLC, Money Market
Series, 0.47%
(h)
............. 8,929 8,928
Total Short-Term Securities — 3.1%
(Cost: $310,748) ................................ 310,748
Total Investments — 100.2%
(Cost: $10,456,221) .............................. 9,956,008
Liabilities in Excess of Other Assets — (0.2)% ............ (15,663)
Net Assets — 100.0% .............................. $ 9,940,345
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 379,782 $ — $ (77,962) $ — $ — $ 301,820 301,820 $ 86 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 8,928 — — — 8,928 8,929 666
(b)
—
iShares MSCI Saudi Arabia ETF . 237,410 101,976 (11,685) 3,253 82,462 413,416 8,159 4,089 —
$ 3,253 $ 82,462 $ 724,164 $ 4,841 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 06/17/22 $ 264 $ (12,253)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 12,253 $ — $ — $ — $ 12,253
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (61,459) $ — $ — $ — $ (61,459)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (11,087) — — — (11,087)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 317,340

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 402,536 $ — $ — $ 402,536
China ............................................... 173,747 2,768,315 14,436 2,956,498
Colombia ............................................ 22,874 — — 22,874
Czech Republic ........................................ 19,884 — — 19,884
Greece .............................................. — 82,813 — 82,813
Hungary ............................................. — 38,860 — 38,860
India ............................................... 49,783 1,141,803 — 1,191,586
Indonesia ............................................ 36,551 141,784 — 178,335
Malaysia ............................................. 60,923 166,226 — 227,149
Mexico .............................................. 202,297 — — 202,297
Peru ................................................ 28,308 — — 28,308
Poland .............................................. — 14,152 — 14,152
Qatar ............................................... 69,315 — — 69,315
Romania ............................................. — 11,246 — 11,246
Russia .............................................. — — 68 68
South Africa ........................................... 213,969 332,349 — 546,318
South Korea .......................................... 204,897 953,909 — 1,158,806
Taiwan .............................................. 121,367 1,481,878 — 1,603,245
Thailand ............................................. — 355,645 — 355,645
Turkey .............................................. — 33,440 — 33,440
United Arab Emirates .................................... 19,532 40,277 — 59,809
United States .......................................... 6,263 — — 6,263
Investment Companies .................................... 413,416 — — 413,416
Preferred Sto ck s ......................................... 22,397 — — 22,397
Short-Term Securities ....................................... 301,820 — — 301,820
$ 2,369,879 $ 7,562,697 $ 14,504 $ 9,947,080
Investments valued at NAV
(a)
...................................... 8,928
$ —
$ 9,956,008
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (12,253) $ — $ — $ (12,253)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 9.4%
Ampol Ltd. .................. 166 $ 3,903
Aristocrat Leisure Ltd. ........... 3,539 82,113
Aurizon Holdings Ltd. ........... 13,576 38,340
Australia & New Zealand Banking
Group Ltd. ................ 1,504 28,620
BHP Group Ltd. ............... 5,706 190,668
Commonwealth Bank of Australia ... 1,093 79,443
CSL Ltd. .................... 320 61,072
Evolution Mining Ltd. ........... 5,712 16,163
Flight Centre Travel Group Ltd.
(a)
... 61 953
Fortescue Metals Group Ltd. ...... 683 10,322
Glencore plc
(a)
................ 11,803 72,726
Goodman Group .............. 699 11,634
IGO Ltd. .................... 1,664 15,130
Insignia Financial Ltd. ........... 191 459
JB Hi-Fi Ltd. ................. 1,289 47,740
Macquarie Group Ltd. ........... 578 83,211
Medibank Pvt Ltd. ............. 28,430 63,886
Mirvac Group ................ 4,875 8,239
National Australia Bank Ltd. ....... 1,918 43,785
OZ Minerals Ltd. .............. 600 10,415
QBE Insurance Group Ltd. ....... 2,104 18,152
REA Group Ltd. ............... 382 34,223
Rio Tinto plc ................. 364 25,719
Scentre Group ................ 3,670 7,647
South32 Ltd. ................. 7,118 23,705
Stockland ................... 8,143 23,569
WiseTech Global Ltd. ........... 435 13,486
Woodside Petroleum Ltd. ........ 777 16,904
Worley Ltd. .................. 1,540 14,977
1,047,204
Austria — 0.6%
ANDRITZ AG ................ 1,108 47,102
Erste Group Bank AG ........... 15 467
Raiffeisen Bank International AG ... 108 1,230
Verbund AG ................. 145 15,499
64,298
Belgium — 1.6%
Ackermans & van Haaren NV ..... 26 4,635
Anheuser-Busch InBev SA/NV ..... 992 57,079
Elia Group SA/NV ............. 94 14,963
Groupe Bruxelles Lambert SA ..... 368 34,725
KBC Group NV ............... 8 544
Telenet Group Holding NV ........ 197 5,871
Umicore SA ................. 63 2,422
Warehouses De Pauw CVA ....... 1,598 61,475
181,714
China — 0.9%
BOC Hong Kong Holdings Ltd. ..... 20,500 74,207
Prosus NV
(a)
................. 443 21,365
95,572
Denmark — 2.9%
Carlsberg A/S, Class B .......... 72 9,146
Genmab A/S
(a)
................ 64 22,505
Novo Nordisk A/S, Class B ....... 1,869 213,489
Novozymes A/S, Class B ......... 972 67,758
Tryg A/S .................... 507 12,055
324,953
Security
Shares
Shares Value
Finland — 1.7%
Kesko OYJ, Class B ............ 561 $ 14,124
Kone OYJ, Class B ............ 867 41,683
Neste OYJ .................. 633 27,161
Nokia OYJ
(a)
................. 6,249 31,683
Nordea Bank Abp ............. 6,120 61,017
Valmet OYJ ................. 507 13,578
189,246
France — 9.3%
Air Liquide SA ................ 229 39,619
ALD SA
(b)(c)
.................. 566 7,697
AXA SA .................... 1,216 32,169
BNP Paribas SA .............. 1,851 95,977
Capgemini SE ................ 9 1,832
Credit Agricole SA ............. 1,367 14,761
Dassault Systemes SE .......... 1,371 60,632
Electricite de France SA ......... 955 8,682
Engie SA ................... 1,367 16,131
Hermes International ........... 47 57,954
Kering SA ................... 138 73,426
Klepierre SA ................. 528 12,638
Legrand SA ................. 191 16,925
L'Oreal SA .................. 371 134,974
LVMH Moet Hennessy Louis Vuitton SE 259 167,608
Orange SA .................. 922 10,977
Pernod Ricard SA ............. 513 105,875
Publicis Groupe SA ............ 59 3,542
Renault SA
(a)
................. 112 2,737
Rubis SCA .................. 608 16,171
Sanofi ..................... 270 28,538
Societe Generale SA ........... 1,358 32,638
Sodexo SA
(a)
................. 63 4,739
Teleperformance .............. 31 11,126
TotalEnergies SE .............. 1,584 77,779
Vinci SA .................... 36 3,493
1,038,640
Germany — 6.6%
Allianz SE (Registered) .......... 65 14,666
Aurubis AG .................. 98 11,137
Bayer AG (Registered) .......... 572 37,678
Bayerische Motoren Werke AG .... 813 66,394
Commerzbank AG
(a)
............ 219 1,430
Deutsche Bank AG (Registered)
(a)
... 362 3,620
Deutsche Boerse AG ........... 200 34,819
Deutsche Post AG (Registered) .... 2,036 86,983
Deutsche Telekom AG (Registered) . 576 10,611
E.ON SE ................... 5,133 53,419
Encavis AG .................. 126 2,751
Freenet AG .................. 494 13,668
Hannover Rueck SE ............ 185 28,755
Henkel AG & Co. KGaA ......... 16 1,015
Hochtief AG ................. 180 10,893
Mercedes-Benz Group AG ........ 462 32,248
Nemetschek SE ............... 7 556
Rational AG ................. 10 6,100
SAP SE .................... 1,461 148,067
Scout24 SE
(b)(c)
............... 330 20,872
Siemens AG ................. 1,058 130,086
Symrise AG ................. 140 16,659
Talanx AG ................... 66 2,744
Verbio Vereinigte BioEnergie AG ... 80 5,669
740,840

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Hong Kong — 2.4%
AIA Group Ltd. ............... 15,800 $ 155,215
Kerry Properties Ltd. ........... 2,000 5,408
Sun Hung Kai Properties Ltd. ...... 2,500 28,793
Swire Properties Ltd. ........... 8,800 21,090
Techtronic Industries Co. Ltd. ...... 4,000 53,393
263,899
Ireland — 0.4%
Flutter Entertainment plc
(a)
........ 108 10,853
Kerry Group plc, Class A ......... 136 15,065
Kingspan Group plc ............ 162 15,080
40,998
Israel — 1.2%
Alony Hetz Properties & Investments
Ltd. ..................... 78 1,277
Bank Hapoalim BM ............ 5,133 47,589
Bezeq The Israeli Telecommunication
Corp. Ltd.
(a)
................ 11,123 17,633
Israel Corp. Ltd. (The)
(a)
......... 10 5,619
Israel Discount Bank Ltd., Class A
(a)
. 3,021 17,843
Nice Ltd.
(a)
.................. 49 10,188
Paz Oil Co. Ltd. ............... 5 775
Teva Pharmaceutical Industries Ltd.
(a)
3,985 35,108
136,032
Italy — 1.9%
Assicurazioni Generali SpA ....... 806 15,260
Banca Mediolanum SpA ......... 2,823 20,493
Davide Campari-Milano NV ....... 39 440
Enel SpA ................... 7,128 46,353
Intesa Sanpaolo SpA ........... 10,304 20,997
Italgas SpA .................. 1,130 7,316
Mediobanca Banca di Credito
Finanziario SpA ............. 5,409 54,213
Moncler SpA ................. 317 16,514
PRADA SpA ................. 600 3,733
Reply SpA .................. 103 15,163
UniCredit SpA ................ 1,313 12,152
Unipol Gruppo SpA ............ 514 2,803
215,437
Japan — 21.4%
Advantest Corp. ............... 900 61,423
Amada Co. Ltd. ............... 6,700 52,025
Anritsu Corp. ................. 200 2,515
Asahi Kasei Corp. ............. 4,200 34,460
Astellas Pharma, Inc. ........... 400 6,090
Calbee, Inc. ................. 400 7,165
Canon Marketing Japan, Inc. ...... 100 2,176
Canon, Inc. .................. 1,200 27,611
Casio Computer Co. Ltd. ......... 2,400 24,888
Chugai Pharmaceutical Co. Ltd. .... 1,200 35,958
COMSYS Holdings Corp. ........ 800 16,610
Daifuku Co. Ltd. ............... 400 24,595
Daiichi Sankyo Co. Ltd. .......... 2,100 52,876
Daikin Industries Ltd. ........... 500 76,409
Daito Trust Construction Co. Ltd. ... 300 28,894
Daiwa House Industry Co. Ltd. ..... 200 4,808
Dentsu Group, Inc. ............. 100 3,604
Disco Corp. .................. 200 48,950
DMG Mori Co. Ltd. ............. 2,100 26,356
Ebara Corp. ................. 300 13,778
FANUC Corp. ................ 200 30,646
FP Corp. ................... 200 4,523
Fuji Oil Holdings, Inc. ........... 700 9,934
FUJIFILM Holdings Corp. ........ 1,400 76,960
Security
Shares
Shares Value
Japan (continued)
Fujitsu Ltd. .................. 200 $ 30,230
Honda Motor Co. Ltd. ........... 3,100 81,541
Hoya Corp. .................. 200 19,848
Inpex Corp. .................. 2,300 27,366
ITOCHU Corp. ............... 600 18,109
Japan Post Bank Co. Ltd. ........ 1,400 10,562
Japan Post Holdings Co. Ltd.
(a)
..... 4,400 30,852
Kamigumi Co. Ltd. ............. 100 1,698
Kaneka Corp. ................ 100 2,676
Kao Corp. ................... 700 28,055
KDDI Corp. .................. 800 26,492
Keisei Electric Railway Co. Ltd. .... 100 2,452
Keyence Corp. ............... 100 40,200
Koito Manufacturing Co. Ltd. ...... 400 14,678
Marubeni Corp. ............... 800 8,732
Mitsubishi Corp. ............... 300 10,073
Mitsui & Co. Ltd. .............. 900 21,794
Mitsui Fudosan Co. Ltd. ......... 1,300 27,552
Mitsui Mining & Smelting Co. Ltd. ... 600 15,171
MS&AD Insurance Group Holdings, Inc. 2,000 59,535
NEC Corp. .................. 200 7,759
NET One Systems Co. Ltd. ....... 100 2,386
Nidec Corp. ................. 400 25,860
Nifco, Inc. ................... 100 2,111
Nippon Telegraph & Telephone Corp. 700 20,629
Nippon Yusen KK .............. 200 14,429
Nissin Foods Holdings Co. Ltd. .... 200 13,913
Nitto Denko Corp. ............. 600 40,273
Nomura Research Institute Ltd. .... 800 22,621
NTT Data Corp. ............... 1,000 18,438
Omron Corp. ................. 1,300 76,640
Recruit Holdings Co. Ltd. ........ 1,600 58,051
Santen Pharmaceutical Co. Ltd. .... 900 7,321
SBI Holdings, Inc. ............. 1,400 31,314
Sega Sammy Holdings, Inc. ....... 100 1,772
Seiko Epson Corp. ............. 100 1,409
Sekisui House Ltd. ............. 4,400 76,419
SG Holdings Co. Ltd. ........... 100 1,762
Shimizu Corp. ................ 800 4,195
Shin-Etsu Chemical Co. Ltd. ...... 200 27,487
SoftBank Corp. ............... 2,100 24,439
SoftBank Group Corp. .......... 900 37,017
Sony Group Corp. ............. 400 34,520
Sumitomo Chemical Co. Ltd. ...... 18,000 76,540
Sumitomo Corp. .............. 800 12,659
Sumitomo Electric Industries Ltd. ... 300 3,225
Sumitomo Mitsui Financial Group, Inc. 3,100 93,663
Sundrug Co. Ltd. .............. 100 2,328
Suntory Beverage & Food Ltd. ..... 400 15,760
T&D Holdings, Inc. ............. 100 1,285
Takeda Pharmaceutical Co. Ltd. .... 2,100 60,935
TBS Holdings, Inc. ............. 500 6,561
Teijin Ltd. ................... 300 3,206
Terumo Corp. ................ 1,500 44,648
Tokio Marine Holdings, Inc. ....... 1,400 75,696
Tokyo Electron Ltd. ............ 200 84,389
Toshiba Corp. ................ 300 12,458
Toyota Motor Corp. ............ 3,900 66,821
Tsuruha Holdings, Inc. .......... 100 5,111
Unicharm Corp. ............... 2,300 80,022
Yamada Holdings Co. Ltd. ........ 5,900 17,618
Yamaha Motor Co. Ltd. .......... 1,000 20,646
Yaskawa Electric Corp. .......... 100 3,396
2,388,602

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Luxembourg — 0.0%
APERAM SA ................. 35 $ 1,351
Mexico — 0.1%
Fresnillo plc ................. 776 7,509
Netherlands — 4.8%
Argenx SE
(a)
................. 16 4,610
ASML Holding NV ............. 308 174,802
ASR Nederland NV ............ 251 11,408
IMCD NV ................... 461 73,401
Koninklijke Ahold Delhaize NV ..... 1,695 49,996
Koninklijke Vopak NV ........... 35 941
Shell plc .................... 4,703 126,256
Wolters Kluwer NV ............. 951 96,035
537,449
New Zealand — 0.8%
Contact Energy Ltd. ............ 838 4,403
Fisher & Paykel Healthcare Corp. Ltd. 2,398 32,954
Infratil Ltd. .................. 1,951 10,558
Mercury NZ Ltd. ............... 584 2,264
Meridian Energy Ltd. ........... 10,932 33,179
Spark New Zealand Ltd. ......... 670 2,119
85,477
Norway — 1.0%
Aker ASA, Class A ............. 62 5,054
DNB Bank ASA ............... 520 10,076
Equinor ASA ................. 2,159 72,973
Norsk Hydro ASA .............. 879 7,381
Orkla ASA ................... 1,585 12,862
108,346
Portugal — 0.2%
Jeronimo Martins SGPS SA ....... 1,120 23,315
Singapore — 1.1%
City Developments Ltd. .......... 4,300 26,364
Oversea-Chinese Banking Corp. Ltd. 2,400 21,309
Singapore Telecommunications Ltd. . 29,400 58,676
United Overseas Bank Ltd. ....... 800 17,125
123,474
South Africa — 0.1%
Anglo American plc ............ 126 5,581
Spain — 2.4%
Acciona SA .................. 369 72,231
Banco Bilbao Vizcaya Argentaria SA . 11,357 59,593
Banco Santander SA ........... 25,707 75,125
Fluidra SA .................. 619 16,753
Industria de Diseno Textil SA ...... 1,664 34,889
Telefonica SA ................ 1,535 7,467
266,058
Sweden — 2.5%
Atlas Copco AB, Class A ......... 807 36,587
Atlas Copco AB, Class B ......... 606 23,984
Boliden AB .................. 41 1,778
Elekta AB, Class B ............. 1,505 10,137
Epiroc AB, Class A ............. 67 1,358
Essity AB, Class B ............. 82 2,162
Evolution AB
(b)(c)
............... 101 10,362
Holmen AB, Class B ............ 32 1,850
Indutrade AB ................. 273 6,440
Investor AB, Class B ............ 3,010 57,921
Lundin Energy AB ............. 904 37,377
Saab AB, Class B ............. 1,051 44,456
Svenska Handelsbanken AB, Class A 1,729 17,439
Security
Shares
Shares Value
Sweden (continued)
Tele2 AB, Class B ............. 908 $ 12,035
Telefonaktiebolaget LM Ericsson, Class
B ...................... 2,132 17,007
280,893
Switzerland — 9.3%
ABB Ltd. (Registered) ........... 1,175 35,252
Baloise Holding AG (Registered) ... 263 45,747
Belimo Holding AG (Registered) .... 5 2,471
Chocoladefabriken Lindt & Spruengli
AG ..................... 1 11,215
Flughafen Zurich AG (Registered)
(a)
. 3 507
Givaudan SA (Registered) ........ 20 79,490
Julius Baer Group Ltd. .......... 78 3,727
Kuehne + Nagel International AG
(Registered) ............... 13 3,637
Nestle SA (Registered) .......... 2,277 293,947
Novartis AG (Registered) ........ 2,331 205,989
Roche Holding AG ............. 413 155,033
Sika AG (Registered) ........... 203 62,008
Straumann Holding AG (Registered) . 140 16,505
Swatch Group AG (The) ......... 162 41,576
Swiss Life Holding AG (Registered) .. 8 4,678
UBS Group AG (Registered) ...... 4,374 74,256
1,036,038
United Kingdom — 11.5%
3i Group plc ................. 164 2,684
Ashtead Group plc ............. 214 11,065
Associated British Foods plc ...... 1,453 29,076
AstraZeneca plc .............. 1,509 201,363
Auto Trader Group plc
(b)(c)
........ 221 1,744
Aviva plc ................... 1,300 6,975
Barratt Developments plc ........ 948 5,800
Bellway plc .................. 184 5,588
BP plc ..................... 14,807 71,485
British Land Co. plc (The) ........ 1,408 9,070
Burberry Group plc ............. 1,399 27,610
Compass Group plc
(a)
........... 1,470 31,020
Croda International plc .......... 17 1,651
Diageo plc .................. 3,118 155,553
Direct Line Insurance Group plc .... 576 1,828
Drax Group plc ............... 2,626 26,538
Experian plc ................. 677 23,380
Greggs plc .................. 972 28,359
HomeServe plc ............... 4,440 54,882
HSBC Holdings plc ............ 10,983 68,634
ITV plc
(a)
.................... 46,923 43,331
J Sainsbury plc ............... 16,000 46,684
Johnson Matthey plc ........... 138 3,796
Kingfisher plc ................ 4,590 14,475
Lloyds Banking Group plc ........ 135,237 76,810
NatWest Group plc ............. 2,396 6,428
Next plc .................... 136 10,186
Prudential plc ................ 1,015 12,635
RELX plc ................... 2,515 74,923
Rightmove plc ................ 1,376 10,577
Segro plc ................... 661 11,067
Smiths Group plc .............. 1,091 19,965
SSE plc .................... 1,029 23,899
Standard Chartered plc .......... 599 4,095
Tritax Big Box REIT plc .......... 803 2,451
Unilever plc .................. 2,417 112,275
Vodafone Group plc ............ 10,203 15,447

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
United Kingdom (continued)
Whitbread plc
(a)
............... 860 $ 30,020
1,283,369
United States — 2.4%
Ferguson plc ................. 552 69,248
GlaxoSmithKline plc ............ 1,395 31,447
James Hardie Industries plc, CDI ... 1,052 30,327
Schneider Electric SE ........... 813 116,640
Swiss Re AG ................. 274 22,470
270,132
Total Common Stocks — 96.5%
(Cost: $11,117,822) .............................. 10,756,427
Preferred Stocks
Germany — 1.0%
Henkel AG & Co. KGaA (Preference) 281 18,043
Sartorius AG (Preference) ........ 215 80,610
Volkswagen AG (Preference) ...... 99 15,332
113,985
Total Preferred Stocks — 1.0%
(Cost: $145,915) ................................ 113,985
Total Long-Term Investments — 97.5%
(Cost: $11,263,737) .............................. 10,870,412
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.29%
(d)(e)
.... 235,086 $ 235,086
Total Short-Term Securities — 2.1%
(Cost: $235,086) ................................ 235,086
Total Investments — 99.6%
(Cost: $11,498,823) .............................. 11,105,498
Other Assets Less Liabilities — 0.4% ................... 43,395
Net Assets — 100.0% .............................. $ 11,148,893
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 305,672 $ — $ (70,586) $ — $ — $ 235,086 235,086 $ 92 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... — 26 — (26) — — — 51
(c)
—
$ (26) $ — $ 235,086 $ 143 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 2 06/17/22 $ 200 $ (4,210)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 4,210 $ — $ — $ — $ 4,210
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (4,051) $ — $ — $ — $ (4,051)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (10,832) — — — (10,832)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 251,265

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 1,047,204 $ — $ 1,047,204
Austria .............................................. — 64,298 — 64,298
Belgium ............................................. — 181,714 — 181,714
China ............................................... — 95,572 — 95,572
Denmark ............................................. — 324,953 — 324,953
Finland .............................................. — 189,246 — 189,246
France .............................................. — 1,038,640 — 1,038,640
Germany ............................................ — 740,840 — 740,840
Hong Kong ........................................... — 263,899 — 263,899
Ireland .............................................. 15,065 25,933 — 40,998
Israel ............................................... — 136,032 — 136,032
Italy ................................................ — 215,437 — 215,437
Japan ............................................... — 2,388,602 — 2,388,602
Luxembourg .......................................... — 1,351 — 1,351
Mexico .............................................. — 7,509 — 7,509
Netherlands ........................................... — 537,449 — 537,449
New Zealand .......................................... — 85,477 — 85,477
Norway .............................................. — 108,346 — 108,346
Portugal ............................................. — 23,315 — 23,315
Singapore ............................................ — 123,474 — 123,474
South Africa ........................................... — 5,581 — 5,581
Spain ............................................... — 266,058 — 266,058
Sweden ............................................. — 280,893 — 280,893
Switzerland ........................................... — 1,036,038 — 1,036,038
United Kingdom ........................................ 54,882 1,228,487 — 1,283,369
United States .......................................... — 270,132 — 270,132
Preferred Stock s ......................................... — 113,985 — 113,985
Short-Term Securities ....................................... 235,086 — — 235,086
$ 305,033 $ 10,800,465 $ — $ 11,105,498
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,210) $ — $ — $ (4,210)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 4.19%,
01/10/39
(a)(b)(c)
.................... USD 189 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $184,992) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc. ............... 13,617 464,612
MTU Aero Engines AG ................ 1,252 252,486
TransDigm Group, Inc.
(d)
............... 1,299 772,658
1,489,756
Air Freight & Logistics — 0.1%
DSV A/S .......................... 2,335 382,827
InPost SA
(d)
........................ 32,177 197,273
United Parcel Service, Inc., Class B ....... 2,112 380,118
960,218
Airlines — 0.2%
(d)
Alaska Air Group, Inc. ................. 2,997 163,007
American Airlines Group, Inc. ............ 15,416 289,358
Delta Air Lines, Inc. .................. 16,804 723,076
Southwest Airlines Co. ................ 22,465 1,049,565
United Airlines Holdings, Inc. ............ 7,707 389,204
2,614,210
Auto Components — 0.2%
Aptiv plc
(d)
......................... 6,963 740,863
Bridgestone Corp. ................... 26,900 985,985
Cie Generale des Etablissements Michelin SCA 199 24,648
Denso Corp. ....................... 18,600 1,133,582
2,885,078
Automobiles — 2.1%
Bayerische Motoren Werke AG .......... 10,191 832,256
Ferrari NV ........................ 2,205 464,273
Ford Motor Co. ..................... 121,474 1,720,072
General Motors Co.
(d)
................. 51,764 1,962,373
Honda Motor Co. Ltd. ................. 48,300 1,270,462
Isuzu Motors Ltd. .................... 16,900 197,152
Mazda Motor Corp.
(d)
................. 18,200 129,234
Mercedes-Benz Group AG .............. 19,269 1,344,999
Nissan Motor Co. Ltd.
(d)
................ 107,900 431,983
Rivian Automotive, Inc., Class A
(d)(e)
........ 12,907 390,308
Stellantis NV ....................... 30,357 407,563
Subaru Corp. ...................... 41,200 625,198
Tesla, Inc.
(d)
........................ 23,546 20,502,915
Toyota Motor Corp. .................. 225,700 3,867,078
Volkswagen AG ..................... 1,184 256,764
34,402,630
Banks — 2.6%
Australia & New Zealand Banking Group Ltd. . 56,794 1,080,744
Banco Bilbao Vizcaya Argentaria SA ....... 89,931 471,890
Banco Santander SA ................. 264,525 773,035
Bank Hapoalim BM .................. 21,394 198,348
Bank Leumi Le-Israel BM .............. 27,362 287,157
Bank of America Corp. ................ 146,055 5,211,242
Barclays plc ....................... 315,576 580,074
BNP Paribas SA .................... 17,444 904,496
BOC Hong Kong Holdings Ltd. ........... 77,500 280,539
CaixaBank SA ...................... 58,093 187,518
Security
Shares
Shares Value
Banks (continued)
Citigroup, Inc. ...................... 38,618 $ 1,861,774
Comerica, Inc. ...................... 3,111 254,791
Commonwealth Bank of Australia ......... 31,493 2,289,022
Credit Agricole SA ................... 20,510 221,468
Danske Bank A/S .................... 20,222 310,182
DBS Group Holdings Ltd. .............. 34,100 827,288
FinecoBank Banca Fineco SpA .......... 11,486 159,671
First Republic Bank .................. 1,111 165,783
Hang Seng Bank Ltd. ................. 20,900 370,044
HSBC Holdings plc .................. 442,541 2,765,495
ING Groep NV ...................... 90,140 854,005
Intesa Sanpaolo SpA ................. 192,618 392,501
Japan Post Bank Co. Ltd. .............. 26,000 196,152
JPMorgan Chase & Co. ............... 63,315 7,557,278
KBC Group NV ..................... 3,537 240,629
M&T Bank Corp. .................... 1,247 207,800
Mitsubishi UFJ Financial Group, Inc. ....... 238,800 1,388,234
Mizuho Financial Group, Inc. ............ 49,450 600,457
National Australia Bank Ltd. ............. 61,307 1,399,559
NatWest Group plc ................... 197,949 531,055
Nordea Bank Abp ................... 48,316 481,715
Oversea-Chinese Banking Corp. Ltd. ...... 63,700 565,566
Skandinaviska Enskilda Banken AB, Class A . 16,383 183,721
Societe Generale SA ................. 9,583 230,318
Standard Chartered plc ................ 47,053 321,669
Sumitomo Mitsui Financial Group, Inc. ...... 31,000 936,632
Sumitomo Mitsui Trust Holdings, Inc. ....... 5,600 173,810
SVB Financial Group
(d)
................ 351 171,162
Swedbank AB, Class A ................ 8,804 139,273
Truist Financial Corp. ................. 25,682 1,241,725
UniCredit SpA ...................... 33,385 308,981
United Overseas Bank Ltd. ............. 22,200 475,219
US Bancorp ....................... 25,227 1,225,023
Wells Fargo & Co. ................... 70,324 3,068,236
Westpac Banking Corp. ............... 68,998 1,155,026
Zions Bancorp NA ................... 3,609 203,945
43,450,252
Beverages — 0.7%
Anheuser-Busch InBev SA/NV ........... 16,221 933,349
Carlsberg A/S, Class B ................ 1,990 252,796
Coca-Cola Co. (The) ................. 32,236 2,082,768
Coca-Cola Europacific Partners plc ........ 4,102 204,895
Coca-Cola HBC AG
(d)
................. 15,266 309,501
Diageo plc ........................ 51,394 2,563,987
Heineken Holding NV ................. 7,559 590,072
Heineken NV ...................... 10,635 1,038,093
PepsiCo, Inc. ...................... 14,938 2,565,004
Pernod Ricard SA ................... 5,994 1,237,067
11,777,532
Biotechnology — 1.7%
AbbVie, Inc. ....................... 53,128 7,803,441
Alnylam Pharmaceuticals, Inc.
(d)
.......... 2,708 361,329
Amgen, Inc. ....................... 18,364 4,282,301
Argenx SE
(d)
....................... 647 186,406
Biogen, Inc.
(d)
...................... 6,344 1,315,999
BioMarin Pharmaceutical, Inc.
(d)
.......... 5,532 450,028
CSL Ltd. .......................... 9,223 1,760,212
Exact Sciences Corp.
(d)
................ 4,377 240,954
Genmab A/S
(d)
...................... 1,104 388,212
Gilead Sciences, Inc. ................. 44,456 2,638,019
Horizon Therapeutics plc
(d)
............. 7,658 754,773
Incyte Corp.
(d)
...................... 8,593 644,131
Moderna , Inc.
(d)
..................... 12,914 1,735,771
Neurocrine Biosciences, Inc.
(d)
........... 2,980 268,289

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Novavax , Inc.
(d)
..................... 2,402 $ 108,258
Regeneron Pharmaceuticals, Inc.
(d)
........ 3,680 2,425,525
Seagen , Inc.
(d)
...................... 4,210 551,552
Vertex Pharmaceuticals, Inc.
(d)
........... 8,771 2,396,413
28,311,613
Building Products — 0.8%
Allegion plc ........................ 3,733 426,458
Assa Abloy AB, Class B ............... 27,441 693,493
Carrier Global Corp. .................. 33,490 1,281,662
Cie de Saint-Gobain .................. 10,402 606,834
Daikin Industries Ltd. ................. 5,800 886,343
Fortune Brands Home & Security, Inc. ...... 11,625 828,281
Geberit AG (Registered) ............... 1,923 1,096,637
Johnson Controls International plc ........ 26,431 1,582,424
Kingspan Group plc .................. 2,752 256,176
Lennox International, Inc. .............. 2,403 512,295
Lixil Corp. ......................... 10,900 191,713
Masco Corp. ....................... 32,231 1,698,251
Nibe Industrie r AB, Class B ............. 42,912 420,727
Owens Corning ..................... 7,136 648,876
Rockwool A/S, Class B ................ 1,119 312,962
Trane Technologies plc ................ 9,931 1,389,248
12,832,380
Capital Markets — 1.4%
3i Group plc ....................... 11,669 190,966
Abrdn plc ......................... 34,377 80,722
Ameriprise Financial, Inc. .............. 2,276 604,255
Amundi SA
(c)(f)
...................... 3,050 183,397
ASX Ltd. ......................... 3,254 196,736
Bank of New York Mellon Corp. (The) ...... 13,492 567,474
Charles Schwab Corp. (The) ............ 30,004 1,990,165
CME Group, Inc. .................... 6,954 1,525,290
Credit Suisse Group AG (Registered) ...... 33,106 224,701
Daiwa Securities Group, Inc. ............ 41,100 201,436
Deutsche Bank AG (Registered)
(d)
......... 36,135 361,326
Deutsche Boerse AG ................. 4,415 768,627
EQT AB .......................... 6,706 189,792
Euronext NV
(c)(f)
..................... 1,099 88,054
Goldman Sachs Group, Inc. (The) ........ 7,254 2,216,024
Hargreaves Lansdown plc .............. 7,413 84,867
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 606,591
Intercontinental Exchange, Inc. .......... 11,924 1,380,918
Japan Exchange Group, Inc. ............ 12,200 181,663
London Stock Exchange Group plc ........ 7,285 718,241
Macquarie Group Ltd. ................. 7,259 1,045,028
Moody's Corp. ...................... 3,055 966,846
Morgan Stanley ..................... 29,790 2,400,776
MSCI, Inc. ........................ 1,507 634,824
Nasdaq, Inc. ....................... 786 123,693
Nomura Holdings, Inc. ................ 80,400 309,577
Northern Trust Corp. .................. 1,841 189,715
Partners Group Holding AG ............. 356 377,181
Raymond James Financial, Inc. .......... 1,413 137,711
S&P Global, Inc. .................... 6,946 2,615,169
Schroders plc ...................... 5,183 182,961
Singapore Exchange Ltd. .............. 15,100 106,249
St. James's Place plc ................. 17,154 275,658
State Street Corp. ................... 5,254 351,860
T. Rowe Price Group, Inc. .............. 2,194 269,950
UBS Group AG (Registered) ............ 60,593 1,028,666
23,377,109
Security
Shares
Shares Value
Chemicals — 1.2%
Air Liquide SA ...................... 6,863 $ 1,187,357
Albemarle Corp. .................... 4,623 891,453
Asahi Kasei Corp. ................... 35,000 287,164
BASF SE ......................... 18,239 960,520
Corteva , Inc. ....................... 2,822 162,801
Croda International plc ................ 3,517 341,594
DuPont de Nemours, Inc. .............. 17,729 1,168,873
Ecolab, Inc. ....................... 13,682 2,316,910
EMS- Chemie Holding AG (Registered) ..... 122 108,839
Evonik Industries AG ................. 7,113 186,051
International Flavors & Fragrances, Inc. ..... 13,554 1,644,100
Koninklijke DSM NV .................. 4,244 713,457
Linde plc ......................... 6,918 2,158,139
Novozymes A/S, Class B ............... 3,563 248,375
PPG Industries, Inc. .................. 14,485 1,853,935
RPM International, Inc. ................ 9,227 764,919
Sherwin-Williams Co. (The) ............. 9,148 2,515,334
Shin-Etsu Chemical Co. Ltd. ............ 7,100 975,785
Sika AG (Registered) ................. 1,563 477,431
Symrise AG ....................... 3,350 398,631
19,361,668
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 1,740 691,232
Rentokil Initial plc .................... 63,865 438,642
Republic Services, Inc. ................ 3,717 499,082
Secom Co. Ltd. ..................... 9,900 696,510
Waste Management, Inc. ............... 9,107 1,497,555
3,823,021
Communications Equipment — 0.3%
Cisco Systems, Inc. .................. 52,822 2,587,221
Motorola Solutions, Inc. ............... 9,481 2,025,995
Nokia OYJ
(d)
....................... 43,011 218,069
Telefonaktiebolaget LM Ericsson, Class B ... 21,007 167,578
4,998,863
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios
SA ........................... 7,237 185,305
Bouygues SA ...................... 11,456 393,895
Eiffage SA ........................ 8,919 880,740
Ferrovial SA ....................... 28,822 739,122
Kajima Corp. ....................... 21,600 240,721
Obayashi Corp. ..................... 56,200 386,495
Quanta Services, Inc. ................. 3,392 393,404
Shimizu Corp. ...................... 61,000 319,862
Taisei Corp. ....................... 18,600 503,837
Vinci SA .......................... 17,372 1,685,672
5,729,053
Construction Materials — 0.3%
CRH plc .......................... 11,410 450,979
Martin Marietta Materials, Inc. ........... 5,164 1,829,192
Vulcan Materials Co. ................. 11,356 1,956,525
4,236,696
Consumer Finance — 0.2%
American Express Co. ................ 11,991 2,094,948
Capital One Financial Corp. ............. 7,521 937,267
Discover Financial Services ............. 4,139 465,472
Synchrony Financial .................. 2,378 87,534
3,585,221

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Containers & Packaging — 0.0%
Ball Corp. ......................... 5,528 $ 448,652
Smurfit Kappa Group plc ............... 4,121 174,136
622,788
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B
(d)
....... 47,561 15,354,118
Groupe Bruxelles Lambert SA ........... 7,369 695,342
Industrivarden AB, Class C ............. 7,771 195,670
Investor AB, Class A .................. 9,240 192,991
Investor AB, Class B .................. 40,524 779,800
L E Lundbergforetagen AB, Class B ....... 2,535 118,553
M&G plc .......................... 82,864 219,999
Mitsubishi HC Capital, Inc. .............. 9,900 44,545
ORIX Corp. ........................ 26,700 486,980
Wendel SE ........................ 408 40,651
18,128,649
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ......................... 244,623 4,613,590
BT Group plc
(d)
..................... 100,078 221,932
Cellnex Telecom SA
(c)(f)
................ 5,674 264,467
Deutsche Telekom AG (Registered) ....... 54,924 1,011,764
Liberty Global plc, Class C
(d)
............ 4,554 107,930
Lumen Technologies, Inc. .............. 36,843 370,640
Nippon Telegraph & Telephone Corp. ...... 14,700 433,199
Orange SA ........................ 19,608 233,441
Telefonica SA ...................... 40,900 198,964
Verizon Communications, Inc. ........... 124,402 5,759,812
13,215,739
Electric Utilities — 2.3%
Chubu Electric Power Co., Inc. ........... 72,200 728,864
CK Infrastructure Holdings Ltd. ........... 193,000 1,297,619
Constellation Energy Corp.
(d)
............ 29,174 1,727,393
Edison International .................. 44,456 3,058,128
Electricite de France SA ............... 42,130 383,006
Elia Group SA/NV ................... 7,489 1,192,087
Endesa SA ........................ 50,789 1,064,408
Enel SpA ......................... 295,936 1,924,440
Entergy Corp. ...................... 23,820 2,831,007
Eversource Energy .................. 38,561 3,370,231
Exelon Corp. ....................... 86,339 4,038,938
Fortum OYJ ....................... 38,459 639,414
Iberdrola SA ....................... 222,107 2,552,187
Mercury NZ Ltd. ..................... 44,829 173,805
NextEra Energy, Inc. ................. 115,434 8,198,123
Orsted A/S
(c)(f)
...................... 6,877 760,806
Red Electrica Corp. SA ................ 2,461 49,550
SSE plc .......................... 73,650 1,710,582
Terna - Rete Elettrica Nazionale .......... 126,026 1,027,878
Verbund AG ....................... 4,631 495,004
37,223,470
Electrical Equipment — 0.5%
ABB Ltd. (Registered) ................. 22,931 687,975
Eaton Corp. plc ..................... 8,293 1,202,651
Emerson Electric Co. ................. 14,799 1,334,574
Fuji Electric Co. Ltd. .................. 1,200 52,621
Legrand SA ....................... 9,219 816,934
Mitsubishi Electric Corp. ............... 41,000 429,446
Nidec Corp. ....................... 6,200 400,824
Rockwell Automation, Inc. .............. 1,902 480,578
Schneider Electric SE ................. 11,068 1,587,916
Siemens Energy AG
(d)
................. 18,766 361,476
Vestas Wind Systems A/S .............. 24,610 627,580
7,982,575
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.6%
Azbil Corp. ........................ 12,900 $ 391,671
CDW Corp. ........................ 10,506 1,714,369
Cognex Corp. ...................... 2,332 157,713
Corning, Inc. ....................... 18,806 661,783
Halma plc ......................... 10,020 307,569
Hamamatsu Photonics KK .............. 2,300 102,909
Hexagon AB, Class B ................. 30,876 398,391
Keyence Corp. ..................... 4,500 1,809,019
Keysight Technologies, Inc.
(d)
............ 934 131,012
Kyocera Corp. ...................... 9,200 483,064
Murata Manufacturing Co. Ltd. ........... 9,000 536,467
TE Connectivity Ltd. .................. 6,092 760,160
Teledyne Technologies, Inc.
(d)
............ 1,790 772,475
Trimble, Inc.
(d)
...................... 16,891 1,126,630
Zebra Technologies Corp., Class A
(d)
....... 3,115 1,151,491
10,504,723
Energy Equipment & Services — 0.3%
Baker Hughes Co. ................... 40,048 1,242,289
Halliburton Co. ..................... 48,901 1,741,854
Schlumberger NV ................... 51,302 2,001,291
Tenaris SA ........................ 13,658 208,724
5,194,158
Entertainment — 1.3%
Activision Blizzard, Inc. ................ 22,334 1,688,450
AMC Entertainment Holdings, Inc., Class A
(d)
. 37,429 572,664
Bollore SE ........................ 54,780 255,627
Electronic Arts, Inc. .................. 9,084 1,072,366
Konami Holdings Corp. ................ 1,100 67,643
Liberty Media Corp. -Liberty Formula One,
Class C
(d)
....................... 13,308 829,488
Live Nation Entertainment, Inc.
(d)
......... 13,244 1,389,031
Netflix, Inc.
(d)
....................... 18,664 3,552,879
Nexon Co. Ltd. ..................... 7,300 166,229
Nintendo Co. Ltd. .................... 2,100 958,420
Roku, Inc.
(d)
........................ 4,675 434,307
Sea Ltd., ADR
(d)
..................... 5,444 450,545
Take-Two Interactive Software, Inc.
(d)
....... 3,726 445,294
Ubisoft Entertainment SA
(d)
............. 1,790 80,931
Universal Music Group NV ............. 16,112 373,902
Walt Disney Co. (The)
(d)
............... 64,203 7,166,981
Warner Bros Discovery, Inc.
(d)
........... 119,057 2,160,885
21,665,642
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. ....... 3,875 705,870
American Tower Corp. ................ 11,479 2,766,669
AvalonBay Communities, Inc. ........... 3,549 807,326
Boston Properties, Inc. ................ 3,281 385,846
British Land Co. plc (The) .............. 14,215 91,565
Camden Property Trust ................ 965 151,399
Covivio .......................... 827 58,897
Crown Castle International Corp. ......... 10,998 2,036,940
Daiwa House REIT Investment Corp. ...... 92 223,928
Dexus ........................... 21,705 169,702
Digital Realty Trust, Inc. ............... 8,306 1,213,673
Duke Realty Corp. ................... 9,465 518,209
Equinix , Inc. ....................... 2,217 1,594,200
Equity Residential ................... 9,920 808,480
Essex Property Trust, Inc. .............. 1,530 503,783
Extra Space Storage, Inc. .............. 2,643 502,170
Federal Realty Investment Trust .......... 1,684 197,129
Gecina SA ........................ 1,795 202,203
GLP J- Reit ........................ 162 218,599
Goodman Group .................... 30,447 506,757

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
GPT Group (The) .................... 36,075 $ 128,242
Healthpeak Properties, Inc. ............. 14,099 462,588
Host Hotels & Resorts, Inc.
(d)
............ 13,816 281,156
Iron Mountain, Inc. ................... 6,087 327,054
Japan Metropolitan Fund Investment ....... 117 92,995
Japan Real Estate Investment Corp. ....... 44 212,954
Kimco Realty Corp. .................. 14,582 369,362
Land Securities Group plc .............. 17,509 164,209
Link REIT ......................... 76,100 657,335
Mid-America Apartment Communities, Inc. ... 2,208 434,269
Mirvac Group ...................... 56,549 95,573
Nippon Building Fund, Inc. .............. 59 306,287
Nippon Prologis REIT, Inc. .............. 15 41,517
Nomura Real Estate Master Fund, Inc. ..... 97 121,787
Orix JREIT, Inc. ..................... 37 50,014
Prologis, Inc. ....................... 18,152 2,909,584
Public Storage ...................... 3,628 1,347,802
Realty Income Corp. .................. 17,586 1,219,765
Regency Centers Corp. ............... 2,218 152,665
SBA Communications Corp. ............ 2,933 1,018,074
Scentre Group ...................... 99,745 207,820
Segro plc ......................... 35,827 599,819
Simon Property Group, Inc. ............. 7,747 914,146
UDR, Inc. ......................... 5,448 289,888
Unibail - Rodamco -Westfield
(d)
............ 4,581 323,304
Ventas, Inc. ....................... 8,794 488,507
Welltower , Inc. ...................... 11,001 999,001
Weyerhaeuser Co. ................... 16,395 675,802
28,554,864
Food Products — 0.5%
Barry Callebaut AG (Registered) .......... 67 154,204
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 2 237,265
Danone SA ........................ 6,801 411,265
JDE Peet's NV
(d)
.................... 5,578 164,100
Kerry Group plc, Class A ............... 1,982 219,546
Lamb Weston Holdings, Inc. ............ 3,456 228,442
Nestle SA (Registered) ................ 49,318 6,366,662
7,781,484
Gas Utilities — 0.3%
APA Group
(g)
....................... 130,403 1,047,804
Atmos Energy Corp. .................. 3,104 351,994
Hong Kong & China Gas Co. Ltd. ......... 176,222 194,359
Naturgy Energy Group SA .............. 32,027 963,446
Osaka Gas Co. Ltd. .................. 44,500 802,042
Snam SpA ........................ 240,705 1,320,171
Tokyo Gas Co. Ltd. .................. 34,900 668,491
UGI Corp. ......................... 9,755 334,596
5,682,903
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories .................. 51,653 5,862,615
ABIOMED, Inc.
(d)
.................... 793 227,258
Alcon, Inc. ........................ 7,191 513,444
Align Technology, Inc.
(d)
................ 1,914 554,888
Baxter International, Inc. ............... 19,058 1,354,261
Becton Dickinson and Co. .............. 7,105 1,756,285
Boston Scientific Corp.
(d)
............... 35,317 1,487,199
Coloplast A/S, Class B ................ 1,627 219,204
Cooper Cos., Inc. (The) ............... 620 223,845
Dentsply Sirona, Inc. ................. 2,597 103,854
Dexcom , Inc.
(d)
..................... 2,487 1,016,138
Edwards Lifesciences Corp.
(d)
........... 15,584 1,648,475
Hologic , Inc.
(d)
...................... 3,094 222,737
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Hoya Corp. ........................ 6,000 $ 595,453
IDEXX Laboratories, Inc.
(d)
.............. 1,915 824,369
Intuitive Surgical, Inc.
(d)
................ 9,136 2,186,245
Koninklijke Philips NV ................. 18,395 480,682
Medtronic plc ...................... 35,519 3,706,763
Olympus Corp. ..................... 16,800 295,699
ResMed , Inc. ...................... 3,333 666,500
Siemens Healthineers AG
(c)(f)
............ 9,208 492,351
Smith & Nephew plc .................. 10,553 171,049
Stryker Corp. ...................... 8,774 2,116,815
Sysmex Corp. ...................... 2,000 131,195
Teleflex, Inc. ....................... 572 163,375
Terumo Corp. ...................... 11,300 336,346
Zimmer Biomet Holdings, Inc. ........... 4,605 556,054
27,913,099
Health Care Providers & Services — 1.0%
Anthem, Inc. ....................... 3,760 1,887,257
Centene Corp.
(d)
.................... 10,444 841,264
Cigna Corp. ....................... 7,686 1,896,751
Fresenius Medical Care AG & Co. KGaA .... 4,483 278,784
Fresenius SE & Co. KGaA .............. 8,600 303,992
Humana, Inc. ...................... 2,132 947,802
UnitedHealth Group, Inc. ............... 21,373 10,869,239
17,025,089
Health Care Technology — 0.0%
Cerner Corp. ....................... 3,708 347,217
M3, Inc. .......................... 6,300 201,184
Teladoc Health, Inc.
(d)
................. 1,807 61,005
Veeva Systems, Inc., Class A
(d)
.......... 615 111,899
721,305
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.
(d)
............... 422 932,751
Caesars Entertainment, Inc.
(d)
........... 1,901 125,998
Carnival Corp.
(d)
..................... 13,518 233,861
Chipotle Mexican Grill, Inc.
(d)
............ 520 756,917
Compass Group plc
(d)
................. 50,782 1,071,594
Entain plc
(d)
........................ 6,368 119,657
Evolution AB
(c)(f)
..................... 2,530 259,574
Expedia Group, Inc.
(d)
................. 947 165,488
Flutter Entertainment plc
(d)
.............. 3,129 314,432
Galaxy Entertainment Group Ltd.
(d)
........ 41,000 233,953
Hilton Worldwide Holdings, Inc.
(d)
......... 3,210 498,481
InterContinental Hotels Group plc
(d)
........ 3,911 249,677
Marriott International, Inc., Class A
(d)
....... 4,019 713,453
McDonald's Corp. ................... 15,778 3,931,246
Norwegian Cruise Line Holdings Ltd.
(d)
...... 9,922 198,738
Oriental Land Co. Ltd. ................ 4,400 665,589
Penn National Gaming, Inc.
(d)
............ 3,954 144,598
Royal Caribbean Cruises Ltd.
(d)
.......... 2,759 214,457
Sodexo SA
(d)
....................... 2,423 182,271
Starbucks Corp. ..................... 20,979 1,565,873
Yum! Brands, Inc. ................... 1,821 213,075
12,791,683
Household Durables — 0.6%
DR Horton, Inc. ..................... 39,313 2,735,792
Lennar Corp., Class A ................. 33,188 2,538,550
NVR, Inc.
(d)
........................ 400 1,750,484
PulteGroup, Inc. .................... 36,925 1,541,988
Sony Group Corp. ................... 19,800 1,708,761
10,275,575

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Household Products — 0.4%
Kimberly-Clark Corp. ................. 4,104 $ 569,758
Procter & Gamble Co. (The) ............ 29,216 4,690,629
Reckitt Benckiser Group plc ............. 13,269 1,034,791
6,295,178
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 38,373 908,180
Uniper SE ......................... 7,893 202,887
1,111,067
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. ............. 118,500 831,624
DCC plc .......................... 8,113 614,714
Hitachi Ltd. ........................ 19,300 915,331
Investment AB Latour , Class B ........... 2,299 60,906
Keppel Corp. Ltd. .................... 69,800 344,240
Lifco AB, Class B .................... 9,457 198,367
Siemens AG ....................... 15,696 1,929,901
Smiths Group plc .................... 5,619 102,824
Toshiba Corp. ...................... 9,100 377,908
5,375,815
Insurance — 1.9%
Admiral Group plc ................... 8,070 254,022
Aegon NV ......................... 50,124 259,877
AIA Group Ltd. ..................... 245,000 2,406,821
Alleghany Corp.
(d)
.................... 326 272,699
Allianz SE (Registered) ................ 8,964 2,022,584
Allstate Corp. (The) .................. 9,985 1,263,502
American Financial Group, Inc. .......... 1,584 219,352
Aon plc, Class A .................... 7,063 2,034,073
Arch Capital Group Ltd.
(d) (e)
............. 7,573 345,859
Arthur J Gallagher & Co. ............... 7,746 1,305,124
Assicurazioni Generali SpA ............. 11,196 211,975
Aviva plc ......................... 118,940 638,128
AXA SA .......................... 46,740 1,236,508
Brown & Brown, Inc. .................. 9,806 607,776
Cincinnati Financial Corp. .............. 4,227 518,484
CNP Assurances .................... 4,629 101,720
Dai-ichi Life Holdings, Inc. .............. 18,200 364,437
Erie Indemnity Co., Class A ............. 2,109 338,031
Everest Re Group Ltd. ................ 1,730 475,248
Hannover Rueck SE .................. 2,792 433,962
Hartford Financial Services Group, Inc. (The) . 2,448 171,189
Japan Post Holdings Co. Ltd.
(d)
........... 74,100 519,579
Legal & General Group plc ............. 133,075 414,808
Loews Corp. ....................... 11,414 717,256
Markel Corp.
(d)
...................... 154 208,405
Marsh & McLennan Cos., Inc. ........... 14,597 2,360,335
MS&AD Insurance Group Holdings, Inc. .... 10,500 312,556
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 2,863 681,797
NN Group NV ...................... 11,561 566,276
Phoenix Group Holdings plc ............ 32,704 247,713
Principal Financial Group, Inc. ........... 5,782 393,985
Progressive Corp. (The) ............... 20,432 2,193,580
Prudential plc ...................... 52,985 659,581
Sampo OYJ, Class A ................. 15,578 756,428
Sompo Holdings, Inc. ................. 7,200 293,112
Suncorp Group Ltd. .................. 28,583 229,493
Swiss Life Holding AG (Registered) ........ 296 173,076
Swiss Re AG ....................... 4,075 334,178
Tokio Marine Holdings, Inc. ............. 13,600 735,334
Travelers Cos., Inc. (The) .............. 8,515 1,456,576
Tryg A/S .......................... 20,760 493,613
Willis Towers Watson plc ............... 4,445 955,053
Security
Shares
Shares Value
Insurance (continued)
WR Berkley Corp. ................... 9,901 $ 658,318
Zurich Insurance Group AG ............. 2,654 1,208,286
32,050,709
Interactive Media & Services — 2.5%
Alphabet, Inc., Class A
(d)
............... 6,817 15,557,689
Alphabet, Inc., Class C
(d)
............... 6,291 14,465,085
Match Group, Inc.
(d)
.................. 5,125 405,644
Meta Platforms, Inc., Class A
(d)(e)
.......... 52,479 10,520,465
Twitter, Inc.
(d)
....................... 15,078 739,124
Z Holdings Corp. .................... 43,000 168,811
41,856,818
Internet & Direct Marketing Retail — 1.1%
(d)
Amazon.com, Inc. ................... 7,226 17,961,163
Prosus NV ........................ 3,592 173,237
18,134,400
IT Services — 2.3%
Accenture plc, Class A ................ 12,575 3,777,027
Adyen NV
(c)(d)(f)
...................... 494 828,583
Amadeus IT Group SA
(d)
............... 5,363 336,061
Automatic Data Processing, Inc. .......... 8,877 1,936,784
Broadridge Financial Solutions, Inc. ....... 3,148 453,721
Capgemini SE ...................... 2,860 582,236
Cognizant Technology Solutions Corp., Class A 9,038 731,174
DXC Technology Co.
(d)
................ 5,819 167,005
EPAM Systems, Inc.
(d)
................. 1,034 274,000
Fidelity National Information Services, Inc. ... 13,882 1,376,400
Fiserv, Inc.
(d)
....................... 13,573 1,329,068
FleetCor Technologies, Inc.
(d)
............ 637 158,944
Fujitsu Ltd. ........................ 4,800 725,516
Gartner, Inc.
(d)
...................... 918 266,725
Global Payments, Inc. ................ 6,587 902,287
GMO Payment Gateway, Inc. ............ 1,700 142,630
International Business Machines Corp. ..... 20,657 2,731,062
Itochu Techno-Solutions Corp. ........... 2,400 56,198
Jack Henry & Associates, Inc. ........... 898 170,243
Mastercard , Inc., Class A ............... 18,381 6,679,288
MongoDB, Inc.
(d)
.................... 336 119,256
NEC Corp. ........................ 5,100 197,859
Nomura Research Institute Ltd. .......... 13,000 367,594
NTT Data Corp. ..................... 25,600 472,011
Obic Co. Ltd. ....................... 4,200 620,505
Otsuka Corp. ...................... 6,000 196,633
Paychex, Inc. ...................... 7,067 895,601
PayPal Holdings, Inc.
(d)
................ 25,548 2,246,436
SCSK Corp. ....................... 12,900 205,088
TIS, Inc. .......................... 7,900 177,429
Visa, Inc., Class A ................... 37,394 7,969,783
Wix.com Ltd.
(d)
...................... 1,600 120,736
37,213,883
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A
(d)
........... 1,652 78,900
Agilent Technologies, Inc. .............. 10,562 1,259,730
Avantor , Inc.
(d)
...................... 8,346 266,070
Bio-Rad Laboratories, Inc., Class A
(d)
....... 1,125 576,067
Bio- Techne Corp. .................... 1,433 544,096
Charles River Laboratories International, Inc.
(d)
1,766 426,507
Danaher Corp. ..................... 19,651 4,934,956
Eurofins Scientific SE ................. 2,655 246,750
Illumina, Inc.
(d)
...................... 5,959 1,767,737
IQVIA Holdings, Inc.
(d)
................. 7,184 1,566,040
Lonza Group AG (Registered) ........... 1,230 725,250
Mettler -Toledo International, Inc.
(d)
........ 815 1,041,187
PerkinElmer, Inc. .................... 5,338 782,604

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
QIAGEN NV
(d)
...................... 8,464 $ 390,335
Sartorius Stedim Biotech ............... 554 181,285
Thermo Fisher Scientific, Inc. ............ 12,215 6,753,918
Waters Corp.
(d)
..................... 2,165 656,038
West Pharmaceutical Services, Inc. ....... 2,072 652,804
22,850,274
Machinery — 1.7%
Alstom SA ........................ 7,481 164,435
Atlas Copco AB, Class B ............... 11,385 450,593
Caterpillar, Inc. ..................... 16,711 3,518,334
Cummins, Inc. ...................... 6,332 1,197,951
Daimler Truck Holding AG
(d)
............. 10,206 274,488
Deere & Co. ....................... 11,721 4,425,264
Dover Corp. ....................... 5,554 740,348
Epiroc AB, Class A ................... 29,840 604,948
Epiroc AB, Class B ................... 7,888 137,613
Fortive Corp. ....................... 9,537 548,378
Hoshizaki Corp. ..................... 3,400 215,364
IDEX Corp. ........................ 1,561 296,309
Illinois Tool Works, Inc. ................ 10,688 2,106,712
Ingersoll Rand, Inc. .................. 11,777 517,717
Komatsu Ltd. ...................... 19,400 436,626
Kone OYJ, Class B .................. 9,981 479,863
Kubota Corp. ...................... 13,400 227,648
Makita Corp. ....................... 9,900 292,613
Otis Worldwide Corp. ................. 6,198 451,462
PACCAR, Inc. ...................... 23,637 1,963,053
Parker-Hannifin Corp. ................. 4,372 1,184,025
Pentair plc ........................ 11,101 563,376
Rational AG ....................... 74 45,143
Sandvik AB ........................ 27,802 526,245
Schindler Holding AG (Registered) ........ 1,230 236,128
SMC Corp. ........................ 500 242,110
Snap-on, Inc. ...................... 2,219 471,515
Spirax-Sarco Engineering plc ............ 1,360 205,218
Stanley Black & Decker, Inc. ............ 7,543 906,291
Techtronic Industries Co. Ltd. ............ 53,000 707,450
Toyota Industries Corp. ................ 5,600 335,870
Volvo AB, Class A ................... 5,793 95,241
Volvo AB, Class B ................... 24,394 389,168
Westinghouse Air Brake Technologies Corp. .. 17,669 1,588,620
Xylem, Inc. ........................ 7,145 575,172
Yaskawa Electric Corp. ................ 2,300 78,098
27,199,389
Marine — 0.0%
AP Moller - Maersk A/S, Class A .......... 82 232,113
AP Moller - Maersk A/S, Class B .......... 41 118,663
350,776
Media — 1.3%
Cable One, Inc. ..................... 415 483,973
Charter Communications, Inc., Class A
(d)
.... 6,845 2,933,014
Comcast Corp., Class A ............... 180,210 7,165,150
Dentsu Group, Inc. ................... 1,700 61,271
DISH Network Corp., Class A
(d)
.......... 22,033 628,161
Fox Corp., Class A ................... 21,365 765,722
Fox Corp., Class B ................... 17,697 588,248
Informa plc
(d)
....................... 30,060 213,243
Interpublic Group of Cos., Inc. (The) ....... 26,986 880,283
Liberty Broadband Corp., Class A
(d)
........ 1,947 209,614
Liberty Broadband Corp., Class C
(d)
....... 7,058 789,226
Liberty Media Corp.-Liberty SiriusXM , Class A
(d)
9,448 395,210
Liberty Media Corp.-Liberty SiriusXM , Class C
(d)
16,228 679,628
News Corp., Class A .................. 19,666 390,567
Security
Shares
Shares Value
Media (continued)
News Corp., Class B ................. 2,882 $ 57,380
Omnicom Group, Inc. ................. 13,889 1,057,369
Paramount Global, Class B ............. 42,999 1,252,131
Pearson plc ....................... 9,416 91,427
Publicis Groupe SA .................. 4,403 264,342
Sirius XM Holdings, Inc.
(e)
.............. 186,936 1,121,616
Vivendi SE ........................ 25,959 298,154
WPP plc .......................... 24,884 310,176
20,635,905
Metals & Mining — 0.8%
Anglo American plc .................. 27,653 1,224,779
Antofagasta plc ..................... 25,884 495,521
ArcelorMittal SA ..................... 24,591 717,017
BlueScope Steel Ltd. ................. 31,142 442,702
Boliden AB ........................ 21,873 948,439
Evolution Mining Ltd. ................. 80,709 228,374
Glencore plc
(d)
...................... 343,176 2,114,536
Hitachi Metals Ltd.
(d)
.................. 15,300 238,752
JFE Holdings, Inc. ................... 17,000 207,889
Mineral Resources Ltd. ................ 7,775 315,923
Newcrest Mining Ltd. ................. 36,964 694,160
Nippon Steel Corp. ................... 11,700 185,780
Northern Star Resources Ltd. ............ 44,320 304,646
Nucor Corp. ....................... 8,062 1,247,836
Rio Tinto Ltd. ...................... 6,652 526,199
Rio Tinto plc ....................... 20,374 1,439,549
South32 Ltd. ....................... 293,060 975,989
Steel Dynamics, Inc. .................. 2,363 202,627
Sumitomo Metal Mining Co. Ltd. .......... 16,800 736,794
13,247,512
Multi-Utilities — 1.2%
Consolidated Edison, Inc. .............. 43,005 3,988,284
E.ON SE ......................... 126,838 1,319,998
Engie SA ......................... 83,347 983,534
National Grid plc .................... 196,251 2,915,697
Public Service Enterprise Group, Inc. ...... 78,275 5,452,637
Sempra Energy ..................... 25,812 4,165,024
Veolia Environnement SA .............. 27,425 800,167
19,625,341
Oil, Gas & Consumable Fuels — 2.8%
Ampol Ltd. ........................ 17,154 403,312
APA Corp. ........................ 8,646 353,881
BP plc ........................... 506,479 2,445,177
Chevron Corp. ...................... 51,519 8,071,482
ConocoPhillips ..................... 34,107 3,257,901
Coterra Energy, Inc. .................. 16,964 488,393
Devon Energy Corp. .................. 14,428 839,277
Diamondback Energy, Inc. .............. 3,565 450,010
ENEOS Holdings, Inc. ................ 192,500 677,333
Eni SpA .......................... 72,903 1,019,096
EOG Resources, Inc. ................. 13,408 1,565,518
Exxon Mobil Corp. ................... 100,757 8,589,534
Galp Energia SGPS SA ............... 69,436 845,151
Hess Corp. ........................ 8,580 884,341
Idemitsu Kosan Co. Ltd. ............... 12,600 332,074
Inpex Corp. ........................ 20,800 247,482
Kinder Morgan, Inc. .................. 44,686 811,051
Lundin Energy AB ................... 5,080 210,037
Marathon Oil Corp. ................... 18,529 461,743
Marathon Petroleum Corp. ............. 13,268 1,157,766
Matador Resources Co. ............... 939 45,842
Neste OYJ ........................ 18,278 784,287
Occidental Petroleum Corp. ............. 23,358 1,286,792

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
OMV AG ......................... 7,000 $ 357,823
ONEOK, Inc. ....................... 10,219 647,169
Phillips 66 ......................... 10,149 880,527
Pioneer Natural Resources Co. .......... 5,802 1,348,791
Repsol SA ........................ 66,320 989,354
Santos Ltd. ........................ 96,912 541,551
TotalEnergies SE .................... 67,348 3,306,987
Valero Energy Corp. .................. 9,730 1,084,700
Williams Cos., Inc. (The) ............... 58,263 1,997,838
Woodside Petroleum Ltd. .............. 21,448 466,625
46,848,845
Personal Products — 0.3%
L'Oreal SA ........................ 5,568 2,025,694
Unilever plc ........................ 60,939 2,833,061
4,858,755
Pharmaceuticals — 5.1%
Astellas Pharma, Inc. ................. 43,200 657,751
AstraZeneca plc .................... 30,103 4,016,982
Bristol-Myers Squibb Co. ............... 87,204 6,563,845
Catalent , Inc.
(d)
..................... 13,040 1,180,902
Chugai Pharmaceutical Co. Ltd. .......... 16,400 491,429
Daiichi Sankyo Co. Ltd. ................ 36,700 924,066
Eisai Co. Ltd. ...................... 5,800 252,595
Elanco Animal Health, Inc.
(d)
............. 33,378 844,797
Eli Lilly & Co. ...................... 31,162 9,103,355
GlaxoSmithKline plc .................. 118,957 2,681,597
Hikma Pharmaceuticals plc ............. 1,840 43,222
Jazz Pharmaceuticals plc
(d)
............. 4,319 691,990
Johnson & Johnson .................. 81,059 14,627,907
Kyowa Kirin Co. Ltd. .................. 7,000 147,537
Merck & Co., Inc. .................... 94,752 8,403,555
Merck KGaA ....................... 3,226 598,511
Novartis AG (Registered) .............. 38,983 3,444,901
Novo Nordisk A/S, Class B ............. 29,260 3,342,261
Ono Pharmaceutical Co. Ltd. ............ 11,000 282,596
Organon & Co. ..................... 6,035 195,112
Otsuka Holdings Co. Ltd. .............. 11,300 379,708
Pfizer, Inc. ........................ 202,883 9,955,469
Roche Holding AG ................... 13,488 5,031,018
Royalty Pharma plc, Class A ............ 9,456 402,637
Sanofi ........................... 22,614 2,390,185
Shionogi & Co. Ltd. .................. 4,800 267,005
Takeda Pharmaceutical Co. Ltd. .......... 39,100 1,134,547
UCB SA .......................... 1,466 166,644
Viatris , Inc. ........................ 110,543 1,141,909
Zoetis, Inc. ........................ 22,384 3,967,564
83,331,597
Professional Services — 0.4%
Equifax, Inc. ....................... 2,258 459,548
Experian plc ....................... 13,732 474,226
Nielsen Holdings plc .................. 8,540 228,958
Nihon M&A Center Holdings, Inc. ......... 12,200 150,229
Persol Holdings Co. Ltd. ............... 15,700 311,482
Randstad NV ...................... 3,059 161,757
Recruit Holdings Co. Ltd. .............. 27,500 997,744
RELX plc ......................... 49,332 1,469,624
Teleperformance .................... 1,189 426,745
Verisk Analytics, Inc. .................. 1,281 261,388
Wolters Kluwer NV ................... 9,468 956,105
5,897,806
Real Estate Management & Development — 0.4%
Aroundtown SA ..................... 34,289 172,423
CBRE Group, Inc., Class A
(d)
............ 8,207 681,509
Security
Shares
Shares Value
Real Estate Management & Development (continued)
CK Asset Holdings Ltd. ................ 61,500 $ 416,917
Daiwa House Industry Co. Ltd. ........... 12,500 300,503
ESR Cayman Ltd.
(c)(d)(f)
................ 66,800 202,779
Hang Lung Properties Ltd. .............. 24,000 45,902
Henderson Land Development Co. Ltd. ..... 84,000 339,697
Hongkong Land Holdings Ltd. ........... 58,300 271,967
Hulic Co. Ltd. ...................... 4,300 36,307
LEG Immobilien SE .................. 2,206 226,182
Mitsubishi Estate Co. Ltd. .............. 35,300 514,200
Mitsui Fudosan Co. Ltd. ............... 19,600 415,398
New World Development Co. Ltd. ......... 90,000 344,231
Sumitomo Realty & Development Co. Ltd. ... 7,500 198,964
Sun Hung Kai Properties Ltd. ............ 45,500 524,028
Swire Pacific Ltd., Class A .............. 8,500 48,415
Swire Properties Ltd. ................. 51,000 122,224
Swiss Prime Site AG (Registered) ......... 2,650 259,023
UOL Group Ltd. ..................... 31,700 166,569
Vonovia SE ........................ 19,120 761,760
Wharf Real Estate Investment Co. Ltd. ..... 33,000 155,515
6,204,513
Road & Rail — 0.6%
Central Japan Railway Co. ............. 4,400 553,895
CSX Corp. ........................ 51,923 1,783,036
East Japan Railway Co. ............... 8,100 422,389
JB Hunt Transport Services, Inc. ......... 1,665 284,465
MTR Corp. Ltd. ..................... 77,500 411,766
Norfolk Southern Corp. ................ 5,667 1,461,406
Old Dominion Freight Line, Inc. .......... 2,264 634,191
Uber Technologies, Inc.
(d)
.............. 6,516 205,124
Union Pacific Corp. .................. 15,179 3,556,288
West Japan Railway Co. ............... 3,100 115,069
9,427,629
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.
(d)
.......... 43,843 3,749,453
Analog Devices, Inc. .................. 17,194 2,654,410
Applied Materials, Inc. ................ 27,645 3,050,626
ASM International NV ................. 824 247,605
ASML Holding NV ................... 8,721 4,949,503
Broadcom, Inc. ..................... 10,730 5,948,605
Enphase Energy, Inc.
(d)
................ 6,557 1,058,300
Entegris , Inc. ....................... 12,782 1,423,787
Infineon Technologies AG .............. 22,389 635,472
Intel Corp. ........................ 104,397 4,550,665
KLA Corp. ......................... 3,792 1,210,634
Lam Research Corp. ................. 4,274 1,990,658
Lasertec Corp. ..................... 2,000 267,203
Microchip Technology, Inc. .............. 21,013 1,370,048
Micron Technology, Inc. ................ 29,690 2,024,561
NVIDIA Corp. ...................... 62,284 11,551,813
NXP Semiconductors NV .............. 19,338 3,304,864
QUALCOMM, Inc. ................... 22,208 3,102,236
Renesas Electronics Corp.
(d)
............ 29,900 319,271
Rohm Co. Ltd. ...................... 2,400 167,666
Skyworks Solutions, Inc. ............... 7,136 808,509
SolarEdge Technologies, Inc.
(d)
........... 3,289 823,598
STMicroelectronics NV ................ 10,148 374,940
Teradyne, Inc. ...................... 6,300 664,398
Texas Instruments, Inc. ................ 19,152 3,260,628
Tokyo Electron Ltd. .................. 2,500 1,054,867
60,564,320
Software — 5.4%
Adobe, Inc.
(d)
....................... 12,863 5,093,105
ANSYS, Inc.
(d)
...................... 3,039 837,822

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Software (continued)
Autodesk, Inc.
(d)
..................... 7,276 $ 1,377,201
Avalara, Inc.
(d)
...................... 1,705 129,699
Bill.com Holdings, Inc.
(d)
............... 1,251 213,558
Black Knight, Inc.
(d)
................... 2,336 153,685
Cadence Design Systems, Inc.
(d)
......... 6,992 1,054,743
Ceridian HCM Holding, Inc.
(d)
............ 10,125 568,316
Citrix Systems, Inc. .................. 2,079 208,108
Crowdstrike Holdings, Inc., Class A
(d)
....... 1,734 344,650
Dassault Systemes SE ................ 15,587 689,325
Datadog , Inc., Class A
(d)
............... 1,670 201,703
DocuSign, Inc.
(d)
.................... 1,561 126,441
Dynatrace , Inc.
(d)
.................... 15,027 576,436
Fortinet, Inc.
(d)
...................... 3,705 1,070,782
Guidewire Software, Inc.
(d)
.............. 1,450 126,063
HubSpot , Inc.
(d)
..................... 657 249,285
Intuit, Inc. ......................... 8,553 3,581,569
Microsoft Corp. ..................... 183,230 50,849,990
Nice Ltd.
(d)
........................ 2,338 486,139
NortonLifeLock , Inc. .................. 20,521 513,846
Oracle Corp. ....................... 44,579 3,272,099
Oracle Corp. Japan .................. 1,300 83,540
Palantir Technologies, Inc., Class A
(d)
...... 20,421 212,378
Palo Alto Networks, Inc.
(d)
.............. 537 301,407
Paycom Software, Inc.
(d)
............... 2,123 597,561
PTC, Inc.
(d)
........................ 3,665 418,580
RingCentral, Inc., Class A
(d)
............. 1,107 93,929
Sage Group plc (The) ................. 43,855 402,440
Salesforce, Inc.
(d)
.................... 27,836 4,897,466
SAP SE .......................... 27,017 2,738,065
ServiceNow , Inc.
(d)
................... 7,952 3,801,851
Sinch AB
(c)(d)(f)
...................... 7,919 34,997
SS&C Technologies Holdings, Inc. ........ 3,789 244,997
Synopsys, Inc.
(d)
.................... 2,614 749,669
Temenos AG (Registered) .............. 1,536 155,053
Trade Desk, Inc. (The), Class A
(d)
......... 3,147 185,421
Tyler Technologies, Inc.
(d)
.............. 1,638 646,535
Unity Software, Inc.
(d)
................. 2,080 138,133
VMware, Inc., Class A ................. 3,063 330,927
Workday, Inc., Class A
(d)
............... 1,675 346,222
Xero Ltd.
(d)
........................ 4,144 273,264
Zoom Video Communications, Inc., Class A
(d)
. 2,144 213,478
Zscaler , Inc.
(d)
...................... 903 183,074
88,773,552
Specialty Retail — 0.1%
Home Depot, Inc. (The) ............... 4,116 1,236,446
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc. ........................ 404,682 63,798,117
Brother Industries Ltd. ................ 8,400 145,989
Canon, Inc. ........................ 27,400 630,451
Dell Technologies, Inc., Class C
(d)
......... 6,214 292,120
FUJIFILM Holdings Corp. .............. 29,300 1,610,658
Hewlett Packard Enterprise Co. .......... 43,188 665,527
HP, Inc. .......................... 45,615 1,670,877
Logitech International SA (Registered) ...... 6,354 413,510
NetApp, Inc. ....................... 9,637 705,910
Ricoh Co. Ltd. ...................... 31,200 227,820
Seagate Technology Holdings plc ......... 11,741 963,232
Seiko Epson Corp. ................... 8,000 112,700
Western Digital Corp.
(d)
................ 5,813 308,496
71,545,407
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG ........................ 2,372 478,336
EssilorLuxottica SA .................. 4,812 819,232
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Hermes International ................. 256 $ 315,663
Kering SA ......................... 836 444,813
LVMH Moet Hennessy Louis Vuitton SE ..... 4,465 2,889,459
Pandora A/S ....................... 2,265 198,882
PVH Corp. ........................ 1,666 121,251
Ralph Lauren Corp. .................. 1,102 114,983
Tapestry, Inc. ....................... 6,283 206,836
Under Armour , Inc., Class A
(d)
............ 4,490 68,966
Under Armour , Inc., Class C
(d)
........... 5,119 72,639
5,731,060
Trading Companies & Distributors — 0.6%
AerCap Holdings NV
(d)
................ 2,340 109,301
Ashtead Group plc ................... 6,083 314,535
Brenntag SE ....................... 6,589 508,430
Bunzl plc ......................... 9,464 365,127
Fastenal Co. ....................... 29,581 1,636,125
Ferguson plc ....................... 2,786 349,501
IMCD NV ......................... 1,231 196,003
ITOCHU Corp. ..................... 40,400 1,219,312
Marubeni Corp. ..................... 18,800 205,214
Mitsubishi Corp. ..................... 27,300 916,612
Mitsui & Co. Ltd. .................... 40,100 971,054
MonotaRO Co. Ltd. .................. 8,200 140,860
Reece Ltd. ........................ 9,333 113,392
Sumitomo Corp. .................... 37,000 585,475
United Rentals, Inc.
(d)
................. 3,111 984,694
WW Grainger, Inc. ................... 2,408 1,204,072
9,819,707
Transportation Infrastructure — 0.0%
Transurban Group
(g)
.................. 73,474 737,798
Water Utilities — 0.5%
American Water Works Co., Inc. .......... 25,571 3,939,980
Essential Utilities, Inc. ................. 39,515 1,768,691
Severn Trent plc .................... 41,729 1,640,014
United Utilities Group plc ............... 99,916 1,435,834
8,784,519
Wireless Telecommunication Services — 0.4%
KDDI Corp. ........................ 22,200 735,146
SoftBank Corp. ..................... 41,500 482,972
SoftBank Group Corp. ................ 20,500 843,170
T-Mobile US, Inc.
(d)
................... 28,836 3,550,865
Vodafone Group plc .................. 497,948 753,873
6,366,026
Total Common Stocks — 65.9%
(Cost: $948,445,911) .............................. 1,085,194,093
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)( i )
....... USD 300 —
(j)
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 2,202 162,218
Porsche Automobil Holding SE (Preference) .. 5,057 417,101

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2022
Security
Shares
Shares Value
Automobiles (continued)
Volkswagen AG (Preference) ............ 4,030 $ 624,112
1,203,431
Chemicals — 0.0%
Fuchs Petrolub SE (Preference) .......... 11,310 356,732
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 568 212,960
Total Preferred Stocks — 0.1%
(Cost: $2,264,604) ............................... 1,773,123
Par (000)
Par (000)
U.S. Treasury Obligations
U.S. Treasury Notes
(k)
0.13%, 12/15/23 .................. USD 32,000 30,752,500
0.75%, 11/15/24 .................. 50,000 47,421,875
Total U.S. Treasury Obligations — 4.8%
(Cost: $78,855,404) ............................... 78,174,375
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(d)
..... 1,719 $ 57,999
Total Warrants — 0.0%
(Cost: $8,509) .................................. 57,999
Total Long-Term Investments — 70.8%
(Cost: $1,029,759,420) ............................ 1,165,199,590
Short-Term Securities
(l)(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.29% .................... 127,278,609 127,278,609
SL Liquidity Series, LLC, Money Market Series,
0.47%
(n)
........................ 10,573,634 10,572,576
Total Short-Term Securities — 8.4%
(Cost: $137,850,717) .............................. 137,851,185
Total Investments — 79.2%
(Cost: $1,167,610,137 ) ............................ 1,303,050,775
Other Assets Less Liabilities — 20.8% ................... 342,943,310
Net Assets — 100.0% ............................... $ 1,645,994,085
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Amount rounds to less than 500.
(k)
All or a portion of the security has been pledged in connection with outstanding OTC derivatives.
(l)
Affiliate of the Fund.
(m)
Annualized 7-day yield as of period end.
(n)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 35,759,937 $ 91,518,672 $ — $ — $ — $ 127,278,609 127,278,609 $ 29,269 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 34,743 10,537,772 — (407) 468 10,572,576 10,573,634 7,719
(b)
—
$ (407) $ 468 $ 137,851,185 $ 36,988 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Exchange Index .................................................. 28 05/20/22 $ 4,121 $ (152,350)
CAC 40 10 Euro Index ...................................................... 2,062 05/20/22 139,241 (9,427)
IBEX 35 Index ............................................................ 198 05/20/22 17,695 (105,672)
SGX NIFTY 50 Index ....................................................... 1,123 05/26/22 38,089 (167,588)
MSCI Singapore Index ...................................................... 3,911 05/30/22 88,018 1,305,507
Euro-Bund .............................................................. 2,584 06/08/22 418,685 (16,897,590)
TOPIX Index ............................................................. 771 06/09/22 112,582 7,822,142
FTSE/JSE Top 40 Index ..................................................... 158 06/15/22 6,539 60,164
SPI 200 Index ............................................................ 1,313 06/16/22 169,802 2,303,328
DAX Index .............................................................. 504 06/17/22 185,270 (381,919)
FTSE 100 Index .......................................................... 389 06/17/22 36,322 1,532,573
FTSE/MIB Index .......................................................... 925 06/17/22 115,327 (2,377,311)
Mini-DAX Index ........................................................... 4 06/17/22 294 1,222
S&P 500 E-Mini Index ...................................................... 103 06/17/22 21,257 (746,553)
WIG20 Index ............................................................ 1,140 06/17/22 9,607 (770,079)
Canada 10 Year Bond ...................................................... 530 06/21/22 52,132 (202,882)
Long Gilt ............................................................... 3,222 06/28/22 479,860 (4,103,609)
(12,890,044)
Short Contracts
IBEX 35 Index ............................................................ 2,290 05/20/22 204,654 1,205,732
OMX Stockholm 30 Index .................................................... 188 05/20/22 3,891 14,694
Euro- Buxl ............................................................... 632 06/08/22 113,997 21,929,633
TOPIX Index ............................................................. 707 06/09/22 103,237 (2,904,803)
Japan 10 Year Bond ........................................................ 98 06/13/22 112,986 (209,452)
Australia 10 Year Bonds ..................................................... 1,786 06/15/22 156,652 475,107
S&P/TSX 60 Index ......................................................... 131 06/16/22 25,534 95,066
FTSE 100 Index .......................................................... 1,666 06/17/22 155,559 741,957
MSCI EAFE E-Mini Index .................................................... 2,810 06/17/22 280,522 4,092,606
S&P 500 E-Mini Index ...................................................... 4,554 06/17/22 939,832 40,519,927
U.S. Treasury 10 Year Note ................................................... 713 06/21/22 84,880 (27,770)
U.S. Treasury Ultra Bond .................................................... 414 06/21/22 66,111 9,401,424
SET50 Index ............................................................. 13,072 06/29/22 74,195 2,781,250
U.S. Treasury 5 Year Note .................................................... 2,693 06/30/22 303,131 14,924,995
93,040,366
$ 80,150,322
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 7,663,000 USD 8,087,362 UBS AG 06/15/22 $ 13,475
MXN 480,969,000 USD 22,857,092 Bank of America NA 06/15/22 510,844
USD 9,601,051 AUD 12,745,000 BNP Paribas SA 06/15/22 588,815
USD 12,199,729 AUD 16,734,000 Credit Agricole Corporate & Investment Bank SA 06/15/22 366,794
USD 43,172,390 AUD 59,215,480 State Street Bank and Trust Co. 06/15/22 1,299,977
USD 41,907,249 CAD 53,072,975 Bank of New York Mellon 06/15/22 598,361
USD 10,980,159 CAD 13,906,000 Canadian Imperial Bank of Commerce 06/15/22 156,545
USD 696,402 CAD 882,000 Goldman Sachs International 06/15/22 9,905
USD 6,383,274 CAD 7,984,000 Morgan Stanley & Co. International plc 06/15/22 168,997
USD 200,404 CHF 184,000 Credit Agricole Corporate & Investment Bank SA 06/15/22 10,819
USD 5,187,500 EUR 4,700,000 Bank of New York Mellon 06/15/22 218,959
USD 14,805,199 EUR 13,487,000 BNP Paribas SA 06/15/22 547,599
USD 8,625,405 EUR 7,701,000 Citibank NA 06/15/22 484,397
USD 36,855,998 EUR 33,108,000 Credit Agricole Corporate & Investment Bank SA 06/15/22 1,856,324
USD 121,603,516 EUR 111,569,000 Goldman Sachs International 06/15/22 3,659,858

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,743,660 EUR 6,106,000 HSBC Bank plc 06/15/22 $ 288,786
USD 6,455,612 EUR 5,972,000 JPMorgan Chase Bank NA 06/15/22 142,394
USD 8,109,416 EUR 7,321,000 Morgan Stanley & Co. International plc 06/15/22 370,120
USD 5,145,827 EUR 4,708,000 State Street Bank and Trust Co. 06/15/22 168,829
USD 29,169,374 GBP 21,854,000 Morgan Stanley & Co. International plc 06/15/22 1,687,518
USD 53,854,096 JPY 6,212,011,580 Goldman Sachs International 06/15/22 5,910,896
USD 5,194,053 JPY 641,009,000 UBS AG 06/15/22 246,860
USD 18,683,542 KRW 22,546,527,000 BNP Paribas SA 06/15/22 834,358
USD 8,711,807 MXN 176,389,000 JPMorgan Chase Bank NA 06/15/22 141,925
USD 3,371,007 NOK 29,968,000 Bank of New York Mellon 06/15/22 175,493
USD 6,818,742 PLN 29,425,000 BNP Paribas SA 06/15/22 218,398
USD 7,007,941 PLN 30,148,000 HSBC Bank plc 06/15/22 245,420
USD 13,190,896 SEK 127,659,000 HSBC Bank plc 06/15/22 174,145
USD 6,322,929 SGD 8,573,000 HSBC Bank plc 06/15/22 124,223
USD 5,733,549 THB 186,283,000 Bank of America NA 06/15/22 290,921
USD 6,012,320 ZAR 93,373,000 Northern Trust Co. 06/15/22 128,899
21,640,854
AUD 68,855,000 USD 50,602,849 Goldman Sachs International 06/15/22 (1,914,146)
AUD 4,519,000 USD 3,375,282 JPMorgan Chase Bank NA 06/15/22 (179,810)
AUD 3,404,000 USD 2,481,822 Morgan Stanley & Co. International plc 06/15/22 (74,788)
AUD 18,334,000 USD 13,762,949 Westpac Banking Corp. 06/15/22 (798,623)
BRL 31,477,000 USD 6,339,395 Citibank NA 06/15/22 (60,751)
CAD 53,073,000 USD 41,481,429 Goldman Sachs International 06/15/22 (172,521)
CAD 17,725,000 USD 14,048,735 HSBC Bank plc 06/15/22 (252,635)
CHF 4,848,000 USD 5,279,816 Morgan Stanley & Co. International plc 06/15/22 (284,671)
CLP 2,556,853,000 USD 3,121,921 Bank of America NA 06/15/22 (150,405)
CLP 7,232,926,000 USD 8,759,220 BNP Paribas SA 06/15/22 (353,280)
CLP 9,681,460,000 USD 11,893,723 Morgan Stanley & Co. International plc 06/15/22 (642,153)
EUR 139,028,054 USD 154,716,997 HSBC Bank plc 06/15/22 (7,745,371)
EUR 19,043,000 USD 21,000,403 Morgan Stanley & Co. International plc 06/15/22 (869,353)
EUR 3,464,000 USD 3,781,645 State Street Bank and Trust Co. 06/15/22 (119,724)
GBP 5,886,000 USD 7,748,354 Standard Chartered Bank 06/15/22 (346,588)
GBP 5,266,000 USD 6,892,114 UBS AG 06/15/22 (270,010)
INR 3,123,000 USD 40,781 Bank of America NA 06/15/22 (192)
JPY 454,943,000 USD 3,952,606 Bank of New York Mellon 06/15/22 (441,437)
JPY 4,806,190,000 USD 41,785,508 Goldman Sachs International 06/15/22 (4,692,189)
JPY 331,395,000 USD 2,873,041 State Street Bank and Trust Co. 06/15/22 (315,393)
KRW 7,504,708,000 USD 6,076,116 BNP Paribas SA 06/15/22 (134,939)
KRW 7,861,823,000 USD 6,353,416 UBS AG 06/15/22 (129,525)
NOK 29,726,000 USD 3,420,164 JPMorgan Chase Bank NA 06/15/22 (250,455)
NZD 555,000 USD 375,773 Morgan Stanley & Co. International plc 06/15/22 (17,503)
PLN 35,703,000 USD 8,201,078 HSBC Bank plc 06/15/22 (192,510)
SEK 58,766,000 USD 6,231,959 BNP Paribas SA 06/15/22 (239,883)
SEK 68,465,000 USD 7,104,613 Citibank NA 06/15/22 (123,579)
SEK 27,515,000 USD 2,920,526 Morgan Stanley & Co. International plc 06/15/22 (114,959)
SGD 802,000 USD 591,345 BNP Paribas SA 06/15/22 (11,459)
THB 215,624,000 USD 6,426,945 Citibank NA 06/15/22 (127,061)
USD 4,425,069 BRL 23,371,000 Bank of America NA 06/15/22 (236,690)
USD 6,493,634 BRL 33,125,000 HSBC Bank plc 06/15/22 (113,733)
USD 15,461,051 MXN 337,559,000 BNP Paribas SA 06/15/22 (939,296)
USD 7,488,537 MXN 157,587,000 Goldman Sachs International 06/15/22 (167,848)
(22,483,480)
$ (842,626)

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.18% Monthly 4 week MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 4,458,000 $ 8,647,766 $ — $ 8,647,766
9.09% Monthly 4 week MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 1,052,000 202,934 — 202,934
8.67% Monthly 4 week MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 845,000 844,988 — 844,988
6 month
EURIBOR Semi-Annual
0.55%
Annual 09/21/22
(a)
09/21/27 EUR 509,000 (27,130,807) 280,840 (27,411,647)
1.85% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 90,000 4,180,220 — 4,180,220
1.69% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 651,000 35,172,002 (144,880) 35,316,882
2.67% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 124,000 1,053,611 (89,467) 1,143,078
2.07% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 121,000 4,386,790 — 4,386,790
2.06% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 55,000 273,917 57,518 216,399
1.57% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 421,000 14,176,711 (106,646) 14,283,357
2.38% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 37,000 38,835 — 38,835
6 month
EURIBOR Semi-Annual
1.10%
Annual 09/21/22
(a)
09/21/27 EUR 178,000 (4,493,511) (129,140) (4,364,371)
3 month STIBOR Quarterly 1.21% Annual 09/21/22
(a)
09/21/27 SEK 1,049,000 (5,850,116) (9,683) (5,840,433)
6 month
EURIBOR Semi-Annual
1.40%
Annual 09/21/22
(a)
09/21/27 EUR 33,000 (328,027) (22,295) (305,732)
6 month
EURIBOR Semi-Annual
1.45%
Annual 09/21/22
(a)
09/21/27 EUR 63,000 (465,540) (74,919) (390,621)
6 month
EURIBOR Semi-Annual
1.49%
Annual 09/21/22
(a)
09/21/27 EUR 102,000 (545,594) 79,509 (625,103)
3 month STIBOR Quarterly 1.64% Annual 09/21/22
(a)
09/21/27 SEK 609,000 (2,139,160) (50,610) (2,088,550)
3 month BA Semi-Annual 2.08% Semi-Annual 09/21/22
(a)
09/21/27 CAD 1,036,000 (44,551,589) (297,477) (44,254,112)
3 month STIBOR Quarterly 2.25% Annual 09/21/22
(a)
09/21/27 SEK 233,000 (138,354) 34,012 (172,366)
3 month BA Semi-Annual 2.37% Semi-Annual 09/21/22
(a)
09/21/27 CAD 86,000 (2,802,023) — (2,802,023)
3 month BA Semi-Annual 2.54% Semi-Annual 09/21/22
(a)
09/21/27 CAD 83,000 (2,206,601) 98,873 (2,305,474)
6 month
Australian BBR Semi-Annual
2.61%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 146,905 (4,855,328) — (4,855,328)
3 month BA Semi-Annual 2.61% Semi-Annual 09/21/22
(a)
09/21/27 CAD 91,000 (2,191,933) — (2,191,933)
3 month HIBOR Quarterly 2.76% Quarterly 09/21/22
(a)
09/21/27 HKD 105,000 (196,436) — (196,436)
3.10% Quarterly
3 month CD
KSDA Quarterly 06/05/22
(a)
09/21/27 KRW 28,524,000 — — —
3 month HIBOR Quarterly 3.08% Quarterly 09/21/22
(a)
09/21/27 HKD 135,000 3,831 — 3,831
3 month BA Semi-Annual 3.13% Semi-Annual 09/21/22
(a)
09/21/27 CAD 51,000 (287,378) — (287,378)
3 month BA Semi-Annual 3.17% Semi-Annual 09/21/22
(a)
09/21/27 CAD 70,000 (294,506) 176,713 (471,219)
3 month BA Semi-Annual 3.21% Semi-Annual 09/21/22
(a)
09/21/27 CAD 58,000 (155,005) 71,143 (226,148)
6 month
Australian BBR Semi-Annual
3.39%
Semi-Annual 09/21/22
(a)
09/21/27 AUD 70,000 (544,987) — (544,987)
5.87% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 252,000 1,265,695 — 1,265,695
5.01% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 313,000 4,044,107 — 4,044,107
5.52% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 246,000 2,029,703 — 2,029,703
4.35% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 64,000 1,215,955 — 1,215,955
4.39% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 1,452,000 27,118,909 — 27,118,909
4.88% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 218,000 3,077,683 — 3,077,683
1 day MIBOR Semi-Annual 6.85 Semi-Annual 06/05/22
(a)
09/21/27 INR 2,417,070 — — —
1 day MIBOR Semi-Annual 6.86 Semi-Annual 06/05/22
(a)
09/21/27 INR 1,085,930 — — —
3 month JIBAR Quarterly 7.53% Quarterly 09/21/22
(a)
09/21/27 ZAR 901,000 (722,606) — (722,606)
3 month JIBAR Quarterly 7.56% Quarterly 09/21/22
(a)
09/21/27 ZAR 241,000 (171,527) — (171,527)
3 month JIBAR Quarterly 7.63% Quarterly 09/21/22
(a)
09/21/27 ZAR 332,000 (180,636) — (180,636)
$ 7,481,993 $ (126,509) $ 7,608,502
(a)
Forward swap.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.58% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 94,000 $ (532,592) $ — $ (532,592)
11.40% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 262,000 751,816 — 751,816
6 month
THBFIX Semi-Annual
1.96%
Semi-Annual Bank of America NA 06/15/22
(a)
06/15/27 THB 681,000 (293,513) — (293,513)
6 month
THBFIX Semi-Annual
2.11%
Semi-Annual Bank of America NA 06/15/22
(a)
06/15/27 THB 1,097,000 (239,917) — (239,917)
6 month
THBFIX Semi-Annual
1.93%
Semi-Annual BNP Paribas SA 06/15/22
(a)
06/15/27 THB 280,540 (134,811) — (134,811)
6 month
THBFIX Semi-Annual
2.14%
Semi-Annual BNP Paribas SA 06/15/22
(a)
06/15/27 THB 711,810 (125,451) — (125,451)
6 month
THBFIX Semi-Annual
2.17%
Semi-Annual BNP Paribas SA 06/15/22
(a)
06/15/27 THB 567,500 (79,937) — (79,937)
6 month
THBFIX Semi-Annual
2.18%
Semi-Annual BNP Paribas SA 06/15/22
(a)
06/15/27 THB 567,500 (71,905) — (71,905)
6 month
THBFIX Semi-Annual
1.72%
Semi-Annual Citibank NA 06/15/22
(a)
06/15/27 THB 1,010,599 (778,854) — (778,854)
6 month
THBFIX Semi-Annual
2.15%
Semi-Annual Citibank NA 06/15/22
(a)
06/15/27 THB 733,380 (118,873) — (118,873)
6 month
THBFIX Semi-Annual
1.84%
Semi-Annual
Goldman Sachs
International 06/15/22
(a)
06/15/27 THB 996,500 (605,793) — (605,793)
6 month
THBFIX Semi-Annual
1.68%
Semi-Annual HSBC Bank plc 06/15/22
(a)
06/15/27 THB 646,121 (539,107) — (539,107)
6 month
THBFIX Semi-Annual
1.95%
Semi-Annual HSBC Bank plc 06/15/22
(a)
06/15/27 THB 798,460 (361,091) — (361,091)
6 month
THBFIX Semi-Annual
2.09%
Semi-Annual
Morgan Stanley & Co.
International plc 06/15/22
(a)
06/15/27 THB 2,065,000 (524,688) — (524,688)
6 month
THBFIX Semi-Annual
1.75%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 1,151,280 (838,391) — (838,391)
6 month
THBFIX Semi-Annual
1.82%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 996,500 (626,949) — (626,949)
6 month
THBFIX Semi-Annual
1.95%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 681,000 (303,152) — (303,152)
6 month
THBFIX Semi-Annual
2.11%
Semi-Annual Nomura International plc 06/15/22
(a)
06/15/27 THB 711,810 (155,675) — (155,675)
1 day MIBOR Semi-Annual 6.83% Semi-Annual Bank of America NA 09/21/22
(a)
09/21/27 INR 3,408,000 (139,568) — (139,568)
1 week
CNREPOFI Quarterly
2.54%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 1,200,980 (105,128) — (105,128)
2.45% Quarterly
3 month CD
KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 69,224,510 1,719,956 — 1,719,956
3 month
TWCPBA Quarterly
0.97%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 2,459,560 (3,164,023) — (3,164,023)
3 month
TWCPBA Quarterly
1.02%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 733,500 (878,776) — (878,776)
3 month
TWCPBA Quarterly
1.13%
Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 599,500 (608,294) — (608,294)
3.20% Quarterly
3 month CD
KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 52,385,000 (168,922) — (168,922)
1 week
CNREPOFI Quarterly
2.52%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 99,000 (22,492) — (22,492)
1 week
CNREPOFI Quarterly
2.56%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 305,000 7,783 — 7,783
3.04% Quarterly
3 month CD
KSDA Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 KRW 37,803,600 104,783 — 104,783
3.08% Quarterly
3 month CD
KSDA Quarterly Citibank NA 09/21/22
(a)
09/21/27 KRW 25,202,400 35,853 — 35,853
1 week
CNREPOFI Quarterly
2.55%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 CNY 267,000 (14,494) — (14,494)

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month
TWCPBA Quarterly
1.02%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 733,500 $ (875,718) $ — $ (875,718)
3 month
TWCPBA Quarterly
1.15%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 599,500 (588,304) — (588,304)
2.45% Quarterly
3 month CD
KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 142,200,490 3,533,121 — 3,533,121
3 month
TWCPBA Quarterly
1.72%
Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 TWD 738,000 (29,054) — (29,054)
3 month
TWCPBA Quarterly
1.72%
Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 TWD 738,000 (22,902) — (22,902)
3.06% Quarterly
3 month CD
KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 36,341,000 70,085 — 70,085
1 week
CNREPOFI Quarterly
2.54%
Quarterly Nomura International plc 09/21/22
(a)
09/21/27 CNY 910,040 (61,504) — (61,504)
$ (6,786,481) $ — $ (6,786,481)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
TAIEX Index
Futures May 2022
At
Termination
Merrill Lynch International
& Co. 05/18/22 TWD 484,868 $ 313,669 $ — $ 313,669
0.00% ........... At Termination
TAIEX Index
Futures May 2022
At
Termination
Merrill Lynch International
& Co. 05/18/22 TWD 487,452 (336,523) — (336,523)
0.00% ........... At Termination
TAIEX Index
Futures May 2022
At
Termination
Merrill Lynch International
& Co. 05/18/22 TWD 1,948,968 (1,542,610) — (1,542,610)
KOSPI 200 Index
Futures June 2022 . At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 06/09/22 KRW 12,156,155 193,913 — 193,913
KOSPI 200 Index
Futures June 2022 . At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 06/09/22 KRW 108,256,342 (797,578) — (797,578)
KOSPI 200 Index
Futures June 2022 . At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 06/09/22 KRW 20,154,439 (162,151) — (162,151)
MSCI Chile Net Return
Index .......... At Termination
1 day SOFR plus
0.09%
At
Termination Citibank NA 06/10/22 USD 7,731 779,677 — 779,677
MSCI Chile Net Return
Index .......... At Termination
1 day SOFR plus
0.14%
At
Termination Citibank NA 06/10/22 USD 4,156 95,800 — 95,800
MSCI Chile Net Return
Index .......... Quarterly
1 day SOFR plus
0.17% Quarterly Citibank NA 06/10/22 USD 3,400 140,037 — 140,037
BOVESPA Index
Futures June 2022 . At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 06/15/22 BRL 236,293 4,737,592 — 4,737,592
Swiss Market Index
Futures June 2022 . At Termination 0.00%
At
Termination HSBC Bank plc 06/17/22 CHF 8,802 (23,893) — (23,893)
Swiss Market Index
Futures June 2022 . At Termination 0.00%
At
Termination HSBC Bank plc 06/17/22 CHF 2,049 (131,272) — (131,272)
Swiss Market Index
Futures June 2022 . At Termination 0.00%
At
Termination HSBC Bank plc 06/17/22 CHF 14,389 250,701 — 250,701
1 day SOFR plus 0.25% Quarterly
MSCI Mexico Net
Return Index Quarterly
Merrill Lynch International
& Co. 04/19/23 USD 5,098 (393,987) — (393,987)
MSCI Chile Net Return
Index .......... Quarterly
1 day SOFR minus
1.00% Quarterly
Merrill Lynch International
& Co. 04/19/23 USD 8,740 712,185 — 712,185
$ 3,835,560 $ — $ 3,835,560

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
i
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.29%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.93
1 day SOFR ......................................... Secured Overnight Financing Rate 0.29
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 day SORA ......................................... Singapore Overnight Rate Average 0.22
1 week CNREPOFI .................................... China Fixing Repo Rates 0.29
3 month BA .......................................... Canadian Bankers Acceptances 1.81
3 month CD KSDA ..................................... Certificates of Deposit by the Korean Securities Dealers Association 0.29
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.15
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.68
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.29
4 week MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.75
6 month Australian BBR ................................. Australian Bank Bill Rate 0.20
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.29
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.29
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 6.05
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 798,608 $ (925,117) $ 108,017,132 $ (100,408,630) $ —
OTC Swaps ..................................................... — — 13,446,971 (16,397,892) —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 62,476,168 $ — $ 46,731,159 $ — $ 109,207,327
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 21,640,854 — — 21,640,854
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 108,017,132 — 108,017,132
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 7,223,574 — 6,223,397 — 13,446,971
$ — $ — $ 69,699,742 $ 21,640,854 $ 160,971,688 $ — $ 252,312,284
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 7,615,702 — 21,441,303 — 29,057,005
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 22,483,480 — — 22,483,480
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 100,408,630 — 100,408,630
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,388,014 — 13,009,878 — 16,397,892
$ — $ — $ 11,003,716 $ 22,483,480 $ 134,859,811 $ — $ 168,347,007

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (59,132,403) $ — $ (38,270,260) $ — $ (97,402,663)
Forward foreign currency exchange contracts .... — — — (3,450,573) — — (3,450,573)
Swaps .............................. — — (6,875,623) — 67,585,120 1,819,944 62,529,441
$ — $ — $ (66,008,026) $ (3,450,573) $ 29,314,860 $ 1,819,944 $ (38,323,795)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 91,663,672 — 18,825,319 — 110,488,991
Forward foreign currency exchange contracts .... — — — 342,288 — — 342,288
Swaps .............................. — — 6,422,531 — (12,393,845) — (5,971,314)
$ — $ — $ 98,086,203 $ 342,288 $ 6,431,474 $ — $ 104,859,965
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,940,402,888
Average notional value of contracts — short ................................................................................. $ 2,672,740,530
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 387,082,413
Average amounts sold — in USD ........................................................................................ $ 318,934,353
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 6,147,590,793
Average notional value — receives fixed rate ................................................................................ $ 3,249,456,251
Total return swaps
Average notional value ............................................................................................... $ 818,915,007
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 55,932,424 $ 10,639,458
Forward foreign currency exchange contracts ................................................................. 21,640,854 22,483,480
Swaps — centrally cleared .............................................................................. 848,262 —
Swaps — OTC
(a)
.................................................................................... 13,446,971 16,397,892
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 91,868,511 $ 49,520,830
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(56,780,686) (10,639,458)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 35,087,825 $ 38,881,372
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 2,521,721 $ (2,521,721) $ — $ — $ —
Bank of New York Mellon ........................... 992,813 (441,437) — — 551,376
BNP Paribas SA ................................. 3,053,552 (2,113,453) — (820,000) 120,099
Canadian Imperial Bank of Commerce .................. 156,545 — — — 156,545
Citibank NA .................................... 1,535,764 (1,209,118) — — 326,646
Credit Agricole Corporate and Investment Bank SA .......... 2,233,937 — — — 2,233,937
Goldman Sachs International ........................ 9,580,659 (7,552,497) — — 2,028,162
HSBC Bank plc .................................. 1,083,275 (1,083,275) — — —
JPMorgan Chase Bank NA .......................... 3,887,525 (482,221) — (3,340,000) 65,304
Merrill Lynch International & Co. ...................... 5,957,359 (3,232,849) — (2,470,000) 254,510
Morgan Stanley & Co. International plc .................. 2,226,635 (2,226,635) — — —
Northern Trust Co. ............................... 128,899 — — — 128,899
State Street Bank and Trust Co. ...................... 1,468,806 (435,117) — — 1,033,689
UBS AG ...................................... 260,335 (260,335) — — —
$ 35,087,825 $ (21,558,658) $ — $ (6,630,000) $ 6,899 , 167
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 6,518,020 $ (2,521,721) $ (3,996,299) $ — $ —
Bank of New York Mellon ........................... 441,437 (441,437) — — —
BNP Paribas SA ................................. 2,113,453 (2,113,453) — — —
Citibank NA .................................... 1,209,118 (1,209,118) — — —
Goldman Sachs International ........................ 7,552,497 (7,552,497) — — —
HSBC Bank plc .................................. 10,838,128 (1,083,275) (777,738) (1,040,000) 7,937,115
JPMorgan Chase Bank NA .......................... 482,221 (482,221) — — —
Merrill Lynch International & Co. ...................... 3,232,849 (3,232,849) — — —
Morgan Stanley & Co. International plc .................. 2,528,115 (2,226,635) (301,480) — —
Nomura International plc ........................... 1,985,671 — — (1,780,000) 205,671
Standard Chartered Bank ........................... 346,588 — — — 346,588
State Street Bank and Trust Co. ...................... 435,117 (435,117) — — —
UBS AG ...................................... 399,535 (260,335) — — 139,200
Westpac Banking Corp. ............................ 798,623 — — — 798,623
$ 38,881,372 $ (21,558,658) $ (5,075,517) $ (2,820, 000) $ 9,427,197
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 1,237,270 252,486 — 1,489,756
Air Freight & Logistics .................................... 380,118 580,100 — 960,218
Airlines .............................................. 2,614,210 — — 2,614,210
Auto Components ...................................... 740,863 2,144,215 — 2,885,078
Automobiles .......................................... 24,575,668 9,826,962 — 34,402,630
Banks ............................................... 21,168,759 22,281,493 — 43,450,252
Beverages ........................................... 4,852,667 6,924,865 — 11,777,532
Biotechnology ......................................... 25,976,783 2,334,830 — 28,311,613
Building Products ....................................... 8,367,495 4,464,885 — 12,832,380
Capital Markets ........................................ 15,974,670 7,402,439 — 23,377,109
Chemicals ............................................ 13,476,464 5,885,204 — 19,361,668
Commercial Services & Supplies ............................. 2,687,869 1,135,152 — 3,823,021
Communications Equipment ................................ 4,613,216 385,647 — 4,998,863
Construction & Engineering ................................ 393,404 5,335,649 — 5,729,053
Construction Materials .................................... 3,785,717 450,979 — 4,236,696
Consumer Finance ...................................... 3,585,221 — — 3,585,221
Containers & Packaging .................................. 448,652 174,136 — 622,788
Diversified Financial Services ............................... 15,354,118 2,774,531 — 18,128,649
Diversified Telecommunication Services ........................ 10,851,972 2,363,767 — 13,215,739
Electric Utilities ........................................ 23,223,820 13,999,650 — 37,223,470
Electrical Equipment ..................................... 3,017,803 4,964,772 — 7,982,575
Electronic Equipment, Instruments & Components ................. 6,475,633 4,029,090 — 10,504,723
Energy Equipment & Services .............................. 4,985,434 208,724 — 5,194,158
Entertainment ......................................... 19,762,890 1,902,752 — 21,665,642
Equity Real Estate Investment Trusts (REITs) .................... 24,081,357 4,473,507 — 28,554,864
Food Products ......................................... 685,253 7,096,231 — 7,781,484
Gas Utilities ........................................... 686,590 4,996,313 — 5,682,903
Health Care Equipment & Supplies ........................... 24,677,676 3,235,423 — 27,913,099
Health Care Providers & Services ............................ 16,442,313 582,776 — 17,025,089
Health Care Technology .................................. 520,121 201,184 — 721,305
Hotels, Restaurants & Leisure .............................. 9,694,936 3,096,747 — 12,791,683
Household Durables ..................................... 8,566,814 1,708,761 — 10,275,575
Household Products ..................................... 5,260,387 1,034,791 — 6,295,178
Independent Power and Renewable Electricity Producers ............ — 1,111,067 — 1,111,067
Industrial Conglomerates .................................. — 5,375,815 — 5,375,815
Insurance ............................................ 16,494,845 15,555,864 — 32,050,709
Interactive Media & Services ............................... 41,688,007 168,811 — 41,856,818
Internet & Direct Marketing Retail ............................ 17,961,163 173,237 — 18,134,400
IT Services ........................................... 32,305,540 4,908,343 — 37,213,883
Life Sciences Tools & Services .............................. 21,306,654 1,543,620 — 22,850,274
Machinery ............................................ 21,054,527 6,144,862 — 27,199,389
Marine .............................................. — 350,776 — 350,776
Media ............................................... 19,397,292 1,238,613 — 20,635,905
Metals & Mining ........................................ 1,450,463 11,797,049 — 13,247,512
Multi-Utilities .......................................... 13,605,945 6,019,396 — 19,625,341
Oil, Gas & Consumable Fuels ............................... 34,222,556 12,626,289 — 46,848,845
Personal Products ...................................... — 4,858,755 — 4,858,755
Pharmaceuticals ....................................... 57,079,042 26,252,555 — 83,331,597
Professional Services .................................... 949,894 4,947,912 — 5,897,806
Real Estate Management & Development ....................... 681,509 5,523,004 — 6,204,513
Road & Rail ........................................... 7,924,510 1,503,119 — 9,427,629
Semiconductors & Semiconductor Equipment .................... 52,547,793 8,016,527 — 60,564,320
Software ............................................. 83,910,729 4,862,823 — 88,773,552

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 1,236,446 $ — $ — $ 1,236,446
Technology Hardware, Storage & Peripherals .................... 68,404,279 3,141,128 — 71,545,407
Textiles, Apparel & Luxury Goods ............................ 584,675 5,146,385 — 5,731,060
Trading Companies & Distributors ............................ 3,934,192 5,885,515 — 9,819,707
Transportation Infrastructure ............................... — 737,798 — 737,798
Water Utilities ......................................... 5,708,671 3,075,848 — 8,784,519
Wireless Telecommunication Services ......................... 3,550,865 2,815,161 — 6,366,026
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 1,773,123 — 1,773,123
U.S. Treasury Obligations ................................... — 78,174,375 — 78,174,375
Warrants .............................................. 57,999 — — 57,999
Short-Term Securities ....................................... 127,278,609 — — 127,278,609
$ 942,502,368 $ 349,975,831 $ — $ 1,292,478,199
Investments valued at NAV
(a)
...................................... 10,572,576
$ —
$ 1,303,050,775
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 44,707,599 $ 24,992,143 $ — $ 69,699,742
Foreign currency exchange contracts ............................ — 21,640,854 — 21,640,854
Interest rate contracts ....................................... 46,731,159 114,240,529 — 160,971,688
Liabilities
Equity contracts ........................................... (746,553) (10,257,163) — (11,003,716)
Foreign currency exchange contracts ............................ — (22,483,480) — (22,483,480)
Interest rate contracts ....................................... (21,441,303) (113,418,508) — (134,859,811)
$ 69,250,902 $ 14,714,375 $ — $ 83,965,277
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Annual Report to Shareholders
BlackRock U.S. Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2022
Security
Shares
Shares Value
Common Stocks
Auto Components — 3.7%
Aptiv plc
(a)
......................... 1,960 $ 208,544
Containers & Packaging — 5.9%
Ball Corp. ......................... 4,164 337,950
Diversified Consumer Services — 5.1%
(a)
Chegg , Inc. ........................ 1,744 43,146
Duolingo , Inc., Class A ................ 459 39,690
Stride, Inc. ........................ 5,236 205,775
288,611
Electric Utilities — 3.3%
Avangrid , Inc. ...................... 4,316 191,414
Electronic Equipment, Instruments & Components — 5.0%
(a)
Itron , Inc. ......................... 944 45,104
Trimble, Inc. ....................... 3,592 239,587
284,691
Equity Real Estate Investment Trusts (REITs) — 4.0%
Boston Properties, Inc. ................ 974 114,543
Sun Communities, Inc. ................ 648 113,769
228,312
Food & Staples Retailing — 5.0%
Grocery Outlet Holding Corp.
(a)
........... 7,625 256,734
North West Co., Inc. (The) .............. 1,054 29,397
286,131
Food Products — 1.0%
Darling Ingredients, Inc.
(a)
.............. 817 59,960
Health Care Equipment & Supplies — 9.7%
(a)
Boston Scientific Corp. ................ 8,128 342,270
IDEXX Laboratories, Inc. ............... 485 208,783
551,053
Health Care Providers & Services — 1.2%
(a)
1Life Healthcare, Inc. ................. 3,607 25,429
Cano Health, Inc., Class A .............. 8,715 46,190
71,619
Health Care Technology — 6.2%
Veeva Systems, Inc., Class A
(a)
.......... 1,947 354,257
Independent Power and Renewable Electricity Producers — 6.5%
Brookfield Renewable Corp. ............ 10,386 372,857
Internet & Direct Marketing Retail — 1.0%
Etsy, Inc.
(a)
........................ 590 54,982
IT Services — 7.5%
Jack Henry & Associates, Inc. ........... 1,439 272,805
PayPal Holdings, Inc.
(a)
................ 732 64,365
Shopify, Inc., Class A
(a)
................ 78 33,292
Security
Shares
Shares Value
IT Services (continued)
Square, Inc., Class A
(a)
................ 578 $ 57,534
427,996
Life Sciences Tools & Services — 10.4%
Agilent Technologies, Inc. .............. 1,995 237,944
Danaher Corp. ..................... 1,427 358,362
596,306
Machinery — 1.5%
Xylem, Inc. ........................ 1,032 83,076
Pharmaceuticals — 16.1%
Royalty Pharma plc, Class A ............ 10,794 459,608
Zoetis, Inc. ........................ 2,591 459,255
918,863
Professional Services — 4.4%
ICF International, Inc. ................. 2,523 249,298
Semiconductors & Semiconductor Equipment — 1.2%
(a)
Allegro MicroSystems , Inc. ............. 1,485 36,100
First Solar, Inc. ..................... 415 30,308
66,408
Software — 0.7%
Everbridge , Inc.
(a)
.................... 870 37,497
Total Common Stocks — 99.4%
(Cost: $6,140,968) ............................... 5,669,825
Warrants
Capital Markets — 0.0%
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD 11.50)
(a)
13,145 1,681
Total Warrants — 0.0%
(Cost: $0) ..................................... 1,681
Total Long-Term Investments — 99.4%
(Cost: $6,140,968) ............................... 5,671,506
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.29%
(b)(c)
.................. 111,926 111,926
Total Short-Term Securities — 2.0%
(Cost: $111,926) ................................. 111,926
Total Investments — 101.4%
(Cost: $6,252,894 ) ............................... 5,783,432
Liabilities in Excess of Other Assets — (1.4)% ............. (80,381)
Net Assets — 100.0% ............................... $ 5,703,051
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
(c)
Affiliate of the Fund.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 128,840 $ — $ (16,914) $ — $ — $ 111,926 111,926 $ 21 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 939,405 — (939,363) (42) — — — 5,531
(c)
—
$ (42) $ — $ 111,926 $ 5,552 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock U.S. Impact Fund

Schedule of Investments
(continued)
April 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 5,671,506 $ — $ — $ 5,671,506
Short-Term Securities ....................................... 111,926 — — 111,926
$ 5,783,432 $ — $ — $ 5,783,432

Statements of Assets and Liabilities
April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 35,165,726 $ 6,020,733 $ 9,231,844 $ 10,870,412
Investments, at value — affiliated
(c)
........................................... — — 724,164 235,086
Cash   ............................................................... — — — 1,977
Cash pledged:
Futures contracts ...................................................... — — 18,000 12,000
Foreign currency, at value
(d)
................................................ 8,132 2,945 11,371 26,297
Receivables: – – – –
Investments sold ...................................................... 237,008 150,995 359 197,267
Securities lending income — affiliated ........................................ 29 — 150 —
Capital shares sold ..................................................... 1,500 — — —
Dividends — affiliated ................................................... 29 5 55 55
Dividends — unaffiliated ................................................. 28,104 7,457 27,093 54,690
From the Manager ..................................................... 616 260 80,888 75,560
Variation margin on futures contracts ......................................... — — 1,091 —
Prepaid expenses ....................................................... 3,038 3,015 34,221 34,227
Total assets ...........................................................
35,444,182 6,185,410 10,129,236 11,507,571
LIABILITIES
Bank overdraft .......................................................... 124,284 10,787 — —
Collateral on securities loaned ............................................... — — 8,932 —
Payables: – – – –
Investments purchased .................................................. 85,437 18,409 25,119 219,436
Accounting services fees ................................................. — — 27,832 27,853
Administration fees ..................................................... 5,843 562 — —
Capital shares redeemed ................................................. 1,500 — — —
Custodian fees ........................................................ — — 41,420 45,737
Deferred foreign capital gain tax ............................................ — 1,695 3,996 —
Investment advisory fees ................................................. 20,893 3,498 8 —
Trustees' and Officer's fees ............................................... 313 379 692 688
Pricing fees .......................................................... — — 13,616 13,122
Printing and postage fees ................................................ — — 16,269 16,263
Professional fees ...................................................... 36,789 36,437 44,258 26,446
Registration fees ...................................................... — — 475 494
Service fees ......................................................... 42 37 31 43
Transfer agent fees .................................................... — — 458 406
Other accrued expenses ................................................. 219 56 5,785 5,551
Variation margin on futures contracts ......................................... — — — 2,639
Total liabilities ..........................................................
275,320 71,860 188,891 358,678
NET ASSETS ..........................................................
$ 35,168,862 $ 6,113,550 $ 9,940,345 $ 11,148,893
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 45,892,457 $ 7,384,774 $ 11,268 , 470 $ 11,728 , 252
Accumulated loss ....................................................... (10,723,595) (1,271,224) (1,328,125) (579,359)
NET ASSETS ..........................................................
$ 35,168,862 $ 6,113,550 $ 9,940,345 $ 11,148,893
(a)
  Investments, at cost — unaffiliated .......................................... $ 38,653,212 $ 6,877,476 $ 9,872,351 $ 11,263,737
(b)
  Securities loaned, at value ................................................ $ — $ — $ 8,762 $ —
(c)
  Investments, at cost — affiliated ............................................ $ — $ — $ 583,870 $ 235,086
(d)
  Foreign currency, at cost ................................................. $ 8,163 $ 2,980 $ 11,571 $ 26,705

Statements of Assets and Liabilities
(continued)
April 30, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................
$ 28,252,484 $ 101,625 $ 118,934 $ 174,468
Shares outstanding ....................................................
2,624,530 11,786 13,359 18,089
Net asset value .......................................................
$ 10.76 $ 8.62 $ 8.90 $ 9.64
Shares authorized .....................................................
Unlimited Unlimited Unlimited Unlimited
Par value ...........................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ...........................................................
$ 198,208 $ 158,074 $ 149,169 $ 203,944
Shares outstanding ....................................................
18,429 18,369 16,775 21,174
Net asset value .......................................................
$ 10.76 $ 8.61 $ 8.89 $ 9.63
Shares authorized .....................................................
Unlimited Unlimited Unlimited Unlimited
Par value ...........................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Class K
Net assets ...........................................................
$ 6,718,170 $ 5,853,851 $ 9,672,242 $ 10,770,481
Shares outstanding ....................................................
623,552 678,736 1,086,167 1,116,348
Net asset value .......................................................
$ 10.77 $ 8.62 $ 8.90 $ 9.65
Shares authorized .....................................................
Unlimited Unlimited Unlimited Unlimited
Par value ...........................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(continued)
April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,165,199,590 $ 5,671,506
Investments, at value — affiliated
(c)
.......................................................................... 137,851,185 111,926
Cash pledged:
Collateral — OTC derivatives ............................................................................. 2,820,000 —
Futures contracts ..................................................................................... 221,053,373 —
Centrally cleared swaps ................................................................................. 69,891,000 —
Foreign currency, at value
(d)
............................................................................... 57,772,355 326
Receivables: – –
Investments sold ..................................................................................... 47,857 52,502
Securities lending income — affiliated ....................................................................... 8,957,683 —
Swaps   ........................................................................................... 860,577 —
Capital shares sold .................................................................................... 1,776,765 109
Dividends — affiliated .................................................................................. 22,048 11
Dividends — unaffiliated ................................................................................ 2,138,565 802
Interest — unaffiliated .................................................................................. 188,557 —
From the Manager .................................................................................... — 259
Variation margin on futures contracts ........................................................................ 55,932,424 —
Variation margin on centrally cleared swaps ................................................................... 848,262 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 21,640,854 —
OTC swaps ......................................................................................... 13,446,971 —
Prepaid expenses ...................................................................................... 84,651 —
Total assets ..........................................................................................
1,760,532,717 5,837,441
LIABILITIES
Bank overdraft ......................................................................................... 2,702,962 —
Cash received:
Collateral — OTC derivatives ............................................................................. 6,630,000 —
Collateral on securities loaned .............................................................................. 10,572,911 —
Payables: – –
Investments purchased ................................................................................. 8,973,664 95,412
Swaps   ........................................................................................... 2,799,695 —
Accounting services fees ................................................................................ 150,095 —
Administration fees .................................................................................... 82,295 540
Capital shares redeemed ................................................................................ 31,589,883 —
Custodian fees ....................................................................................... 92,284 —
Investment advisory fees ................................................................................ 728,074 3,266
Trustees' and Officer's fees .............................................................................. 533 380
Other affiliate fees .................................................................................... 83,280 —
Printing and postage fees ............................................................................... 3,074 —
Professional fees ..................................................................................... 107,276 34,725
Registration fees ..................................................................................... 135,412 —
Service and distribution fees .............................................................................. 47,038 67
Transfer agent fees ................................................................................... 316,127 —
Other accrued expenses ................................................................................ 3,199 —
Variation margin on futures contracts ........................................................................ 10,639,458 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 22,483,480 —
OTC swaps ......................................................................................... 16,397,892 —
Total liabilities .........................................................................................
114,538,632 134,390
NET ASSETS .........................................................................................
$ 1,645,994,085 $ 5,703,051

Statements of Assets and Liabilities
(continued)
April 30, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,648,559,971 $ 6,858,633
Accumulated loss ...................................................................................... (2,565,886) (1,155,582)
NET ASSETS .........................................................................................
$ 1,645,994,085 $ 5,703,051
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,029,759,420 $ 6,140,968
(b)
  Securities loaned, at value ............................................................................... $ 9,954 , 361 $ —
(c)
  Investments, at cost — affiliated ........................................................................... $ 137,850,717 $ 111,926
(d)
  Foreign currency, at cost ................................................................................ $ 58,182,903 $ 328

Statements of Assets and Liabilities
(continued)
April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 672,822,424 $ 112,680
Shares outstanding ...................................................................................
47,878,386 12,985
Net asset value ......................................................................................
$ 14.05 $ 8.68
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.00 1 $ 0.00 1
Service
Net assets ..........................................................................................
$ 952,977 $ —
Shares outstanding ...................................................................................
68,367 —
Net asset value ......................................................................................
$ 13.94 $ —
Shares authorized ....................................................................................
Unlimited —
Par value ..........................................................................................
$ 0.00 1 $ —
Investor A
Net assets ..........................................................................................
$ 187,460,981 $ 282,457
Shares outstanding ...................................................................................
13,489,170 32,640
Net asset value ......................................................................................
$ 13.90 $ 8.65
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.00 1 $ 0.00 1
Investor C
Net assets ..........................................................................................
$ 7,477,769 $ —
Shares outstanding ...................................................................................
555,140 —
Net asset value ......................................................................................
$ 13.47 $ —
Shares authorized ....................................................................................
Unlimited —
Par value ..........................................................................................
$ 0.00 1 $ —
Class K
Net assets ..........................................................................................
$ 777,279,934 $ 5,307,914
Shares outstanding ...................................................................................
55,355,233 611,440
Net asset value ......................................................................................
$ 14.04 $ 8.68
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations

Year Ended April 30, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 58 $ 14 $ 4,175 $ 92
Dividends — unaffiliated ................................................. 518,807 123,029 305,730 344,557
Securities lending income — affiliated — net ................................... 71,729 11,210 666 51
Non-cash dividends — unaffiliated .......................................... — — — 17,806
Foreign taxes withheld .................................................. (50,161) (14,153) (36,191) (45,180)
Total investment income ...................................................
540,433 120,100 274,380 317,326
EXPENSES
Investment advisory .................................................... 333,756 49,468 92,743 55,972
Administration — class specific ............................................ 94,249 7,928 2,319 2,488
Professional ......................................................... 28,650 28,633 135,646 89,894
Trustees and Officer .................................................... 8,238 7,824 6,993 6,992
Service and distribution — class specific ...................................... 650 478 375 434
Accounting services .................................................... — — 56,294 56,322
Administration ....................................................... — — 4,927 5,285
Custodian ........................................................... — — 88,322 113,409
Offering ............................................................ — — 21,777 40,721
Registration ......................................................... — — 23,688 23,707
Transfer agent — class specific ............................................ — — 561 626
Printing and postage ................................................... — — 30,263 30,271
Miscellaneous ........................................................ 57 57 28,032 26,989
Total expenses .........................................................
465,600 94,388 491,940 453,110
Less: – – – –
Fees waived and/or reimbursed by the Manager ............................... (37,012) (36,476) (389,856) (388,297)
Administration fees waived ............................................. — — (4,927) (5,285)
Administration fees waived — class specific .................................. — — (2,306) (2,463)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......... — — (446) (488)
Total expenses after fees waived and/or reimbursed ................................
428,588 57,912 94,405 56,577
Net investment income ....................................................
111,845 62,188 179,975 260,749
REALIZED AND UNREALIZED GAIN (LOSS) $ (13,120,749) $ (2,169,343) $ (2,626,903) $ (1,371,162)
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (219) $ (57) $ 3,253 $ (26)
Investments — unaffiliated
(a)
............................................ (5,390,218) (84,045) (748,601) 194,118
Capital gain distributions from underlying funds — affiliated ........................ 4 — — —
Forward foreign currency exchange contracts ................................. (23,958) (9,333) — —
Foreign currency transactions ........................................... (3,820) (695) (5,767) (1,880)
Futures contracts .................................................... — — (61,459) (4,051)
(5,418,211) (94,130) (812,574) 188,161
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... — — 82,462 —
Investments — unaffiliated
(b)
............................................ (7,708,413) (2,077,204) (1,885,238) (1,544,983)
Forward foreign currency exchange contracts ................................. 7,975 2,501 — —
Foreign currency translations ............................................ (2,100) (510) (466) (3,508)
Futures contracts .................................................... — — (11,087) (10,832)
(7,702,538) (2,075,213) (1,814,329) (1,559,323)
Net realized and unrealized loss ..............................................
(13,120,749) (2,169,343) (2,626,903) (1,371,162)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (13,008,904) $ (2,107,155) $ (2,446,928) $ (1,110,413)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ — $ (16,032) $ —
(b)
Net of increase in deferred foreign capital gain tax of .............................. $ — $ (1,695) $ (3,996) $ —

Statements of Operations
(continued)
Year Ended April 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 29,269 $ 21
Dividends — unaffiliated ................................................................................ 17,759,826 39,310
Interest — unaffiliated .................................................................................. 693,553 —
Securities lending income — affiliated — net .................................................................. 7,719 5,531
Foreign taxes withheld ................................................................................. (736,009) (1,506)
Total investment income ..................................................................................
17,754,358 43,356
EXPENSES
Investment advisory ................................................................................... 8,494,045 44,894
Transfer agent — class specific ........................................................................... 1,174,149 —
Administration ...................................................................................... 637,058 —
Service and distribution — class specific ..................................................................... 574,017 751
Administration — class specific ........................................................................... 319,741 7,344
Accounting services ................................................................................... 255,806 —
Registration ........................................................................................ 217,905 —
Custodian .......................................................................................... 158,775 —
Professional ........................................................................................ 157,984 27,521
Printing and postage .................................................................................. 63,663 —
Trustees and Officer ................................................................................... 12,044 7,821
Miscellaneous ....................................................................................... 150,418 57
Total expenses ........................................................................................
12,215,605 88,388
Less: – –
Fees waived and/or reimbursed by the Manager .............................................................. (18,671) (35,370)
Administration fees waived — class specific ................................................................. (190) —
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................... (11) —
Total expenses after fees waived and/or reimbursed ...............................................................
12,196,733 53,018
Net investment income (loss) ...............................................................................
5,557,625 (9,662)
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,088,453) $ (1,699,797)
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ (407) $ (42)
Investments — unaffiliated ............................................................................ 43,554,308 153,504
Forward foreign currency exchange contracts ................................................................ (3,450,573) —
Foreign currency transactions .......................................................................... (8,210,543) (391)
Futures contracts ................................................................................... (97,402,663) —
Swaps   ......................................................................................... 62,529,441 —
(2,980,437) 153,071
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. 468 —
Investments — unaffiliated ............................................................................ (103,338,797) (1,852,861)
Forward foreign currency exchange contracts ................................................................ 342,288 —
Foreign currency translations ........................................................................... (2,629,652) (7)
Futures contracts ................................................................................... 110,488,991 —
Swaps   ......................................................................................... (5,971,314) —
(1,108,016) (1,852,868)
Net realized and unrealized loss .............................................................................
(4,088,453) (1,699,797)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 1,469,172 $ (1,709,459)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global Impact Fund BlackRock International Impact Fund
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 111,845 $ 3,016 $ 62,188 $ 32,193
Net realized gain (loss) .................................................... (5,418,211) 2,239,581 (94,130) 1,093,998
Net change in unrealized appreciation (depreciation) ................................ (7,702,538) 4,212,699 (2,075,213) 1,216,203
Net increase (decrease) in net assets resulting from operations ...........................
(13,008,904) 6,455,296 (2,107,155) 2,342,394
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (2,817,685) (470,005) (20,559) (4,436)
  Investor A ............................................................ (16,079) (6,678) (29,376) (4,284)
  Class K .............................................................. (542,065) (317,475) (1,190,636) (257,172)
Decrease in net assets resulting from distributions to shareholders .........................
(3,375,829) (794,158) (1,240,571) (265,892)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(903,296) 46,795,753 1,290,141 6,094,633
NET ASSETS
Total increase (decrease) in net assets ........................................... (17,288,029) 52,456,891 (2,057,585) 8,171,135
Beginning of period ........................................................
52,456,891 — 8,171,135 —
End of period ............................................................
$ 35,168,862 $ 52,456,891 $ 6,113,550 $ 8,171,135
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Sustainable Advantage
Emerging Markets Equity Fund
BlackRock Sustainable Advantage
International Equity Fund
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 179,975 $ 41,472 $ 260,749 $ 132,206
Net realized gain (loss) .................................................... (812,574) 1,014,062 188,161 866,371
Net change in unrealized appreciation (depreciation) ................................ (1,814,329) 1,297,751 (1,559,323) 1,158,873
Net increase (decrease) in net assets resulting from operations ...........................
(2,446,928) 2,353,285 (1,110,413) 2,157,450
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (13,987) (493) (24,721) (836)
  Investor A ............................................................ (13,504) (408) (20,157) (569)
  Class K .............................................................. (1,183,989) (50,099) (1,532,269) (66,875)
Decrease in net assets resulting from distributions to shareholders .........................
(1,211,480) (51,000) (1,577,147) (68,280)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
1,279,931 10,016,537 1,698,938 10,048,345
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,378,477) 12,318,822 (988,622) 12,137,515
Beginning of period ........................................................
12,318,822 — 12,137,515 —
End of period ............................................................
$ 9,940,345 $ 12,318,822 $ 11,148,893 $ 12,137,515
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Tactical Opportunities Fund BlackRock U.S. Impact Fund
Year Ended April 30,
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21 2022 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 5,557,625 $ 4,394,969 $ (9,662) $ (10,097)
Net realized gain (loss) .................................................... (2,980,437) (143,840,740) 153,071 1,283,959
Net change in unrealized appreciation (depreciation) ................................ (1,108,016) 203,100,134 (1,852,868) 1,383,404
Net increase (decrease) in net assets resulting from operations ...........................
1,469,172 63,654,363 (1,709,459) 2,657,266
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... — (8,252,526) (31,728) (9,744)
  Service .............................................................. — (54,595) — —
  Investor A ............................................................ — (5,029,093) (71,225) (9,665)
  Investor C ............................................................ — (136,513) — —
  Class K .............................................................. — (18,476,253) (1,511,112) (469,915)
Return of capital: – – – –
  Institutional ........................................................... — (51,931) — —
  Service .............................................................. — (344) — —
  Investor A ............................................................ — (31,647) — —
  Investor C ............................................................ — (859) — —
  Class K .............................................................. — (116,265) — —
Decrease in net assets resulting from distributions to shareholders .........................
— (32,150,026) (1,614,065) (489,324)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
186,560,420 551,060,076 1,809,870 5,048,763
NET ASSETS
Total increase (decrease) in net assets ........................................... 188,029,592 582,564,413 (1,513,654) 7,216,705
Beginning of period ........................................................
1,457,964,493 875,400,080 7,216,705 —
End of period ............................................................
$ 1,645,994,085 $ 1,457,964,493 $ 5,703,051 $ 7,216,705
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Institutional
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 15.27  $ 10.00
Net investment income (loss)
(b)
.......................................................................
0.03  (0.02)
Net realized and unrealized gain (loss) ..................................................................
(3.66) 5.82
Net increase (decrease) from investment operations .......................................................... (3.63) 5.80
Distributions
(c)
– –
From net investment income ........................................................................
(0.10) (0.07)
From net realized gain .............................................................................
(0.78) (0.46)
Total distributions ................................................................................. (0.88) (0.53)
Net asset value, end of period ........................................................................ $ 10.76  $ 15.27
Total Return
(d)
(25.01)% —
Based on net asset value ............................................................................ (25.01)% 58.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
0.92% 0.98%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.85% 0.84%
(g)
Net investment income (loss) .........................................................................
0.20% (0.14)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 28,252  $ 42,999
Portfolio turnover rate .............................................................................. 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.98%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Investor A
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 15.26  $ 10.00
Net investment loss
(b)
.............................................................................
(0.01) (0.02)
Net realized and unrealized gain (loss) ..................................................................
(3.65) 5.79
Net increase (decrease) from investment operations .......................................................... (3.66) 5.77
Distributions
(c)
– –
From net investment income ........................................................................
(0.07) (0.05)
From net realized gain .............................................................................
(0.77) (0.46)
Total distributions ................................................................................. (0.84) (0.51)
Net asset value, end of period ........................................................................ $ 10.76  $ 15.26
Total Return
(d)
(25.15)% —
Based on net asset value ............................................................................ (25.15)% 58.22%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.17% 1.27%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
1.10% 1.10%
(g)
Net investment loss ................................................................................
(0.06)% (0.18)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 198  $ 272
Portfolio turnover rate .............................................................................. 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Class K
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 15.29  $ 10.00
Net investment income
(b)
...........................................................................
0.04  0.04
Net realized and unrealized gain (loss) ..................................................................
(3.67) 5.78
Net increase (decrease) from investment operations .......................................................... (3.63) 5.82
Distributions
(c)
– –
From net investment income ........................................................................
(0.11) (0.07)
From net realized gain .............................................................................
(0.78) (0.46)
Total distributions ................................................................................. (0.89) (0.53)
Net asset value, end of period ........................................................................ $ 10.77  $ 15.29
Total Return
(d)
(24.97)% —
Based on net asset value ............................................................................ (24.97)% 58.75%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
0.82% 0.93%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.75% 0.75%
(g)
Net investment income .............................................................................
0.32% 0.34%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 6,718  $ 9,186
Portfolio turnover rate .............................................................................. 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.94%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
Institutional
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 13.65  $ 10.00
Net investment income
(b)
...........................................................................
0.08  0.05
Net realized and unrealized gain (loss) ..................................................................
(3.12) 4.04
Net increase (decrease) from investment operations .......................................................... (3.04) 4.09
Distributions
(c)
– –
From net investment income ........................................................................
(0.17) (0.08)
From net realized gain .............................................................................
(1.82) (0.36)
Total distributions ................................................................................. (1.99) (0.44)
Net asset value, end of period ........................................................................ $ 8.62  $ 13.65
Total Return
(d)
(25.68)% 41.25%
Based on net asset value ............................................................................ (25.68)% 41.25%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.33% 1.37%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.85% 0.85%
(g)
Net investment income .............................................................................
0.74% 0.50%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 102  $ 137
Portfolio turnover rate .............................................................................. 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.44%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Impact Fund
Investor A
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 13.63  $ 10.00
Net investment income
(b)
...........................................................................
0.02  0.02
Net realized and unrealized gain (loss) ..................................................................
(3.07) 4.04
Net increase (decrease) from investment operations .......................................................... (3.05) 4.06
Distributions
(c)
– –
From net investment income ........................................................................
(0.16) (0.07)
From net realized gain .............................................................................
(1.81) (0.36)
Total distributions ................................................................................. (1.97) (0.43)
Net asset value, end of period ........................................................................ $ 8.61  $ 13.63
Total Return
(d)
(25.77)% 40.89%
Based on net asset value ............................................................................ (25.77)% 40.89%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.54% 1.63%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
1.10% 1.10%
(g)
Net investment income .............................................................................
0.20% 0.23%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 158  $ 169
Portfolio turnover rate .............................................................................. 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
Class K
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 13.65  $ 10.00
Net investment income
(b)
...........................................................................
0.09  0.06
Net realized and unrealized gain (loss) ..................................................................
(3.12) 4.04
Net increase (decrease) from investment operations .......................................................... (3.03) 4.10
Distributions
(c)
– –
From net investment income ........................................................................
(0.18) (0.09)
From net realized gain .............................................................................
(1.82) (0.36)
Total distributions ................................................................................. (2.00) (0.45)
Net asset value, end of period ........................................................................ $ 8.62  $ 13.65
Total Return
(d)
(25.60)% 41.32%
Based on net asset value ............................................................................ (25.60)% 41.32%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.23% 1.26%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.75% 0.75%
(g)
Net investment income .............................................................................
0.84% 0.54%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 5,854  $ 7,865
Portfolio turnover rate .............................................................................. 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.34%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging
Markets Equity Fund
Institutional
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 12.30  $ 10.00
Net investment income
(b)
...........................................................................
0.16  0.04
Net realized and unrealized gain (loss) ..................................................................
(2.37) 2.31
Net increase (decrease) from investment operations .......................................................... (2.21) 2.35
Distributions
(c)
– –
From net investment income ........................................................................
(0.14) (0.05)
From net realized gain .............................................................................
(1.05) —
Total distributions ................................................................................. (1.19) (0.05)
Net asset value, end of period ........................................................................ $ 8.90  $ 12.30
Total Return
(d)
(19.84)% —
Based on net asset value ............................................................................ (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
4.37% 3.70%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.86% 0.86%
(g)
Net investment income .............................................................................
1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 119  $ 125
Portfolio turnover rate .............................................................................. 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging
Markets Equity Fund
Investor A
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 12.29  $ 10.00
Net investment income
(b)
...........................................................................
0.13  0.02
Net realized and unrealized gain (loss) ..................................................................
(2.36) 2.31
Net increase (decrease) from investment operations .......................................................... (2.23) 2.33
Distributions
(c)
– –
From net investment income ........................................................................
(0.12) (0.04)
From net realized gain .............................................................................
(1.05) —
Total distributions ................................................................................. (1.17) (0.04)
Net asset value, end of period ........................................................................ $ 8.89  $ 12.29
Total Return
(d)
(20.04)% —
Based on net asset value ............................................................................ (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
4.71% 3.92%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
1.11% 1.11%
(g)
Net investment income .............................................................................
1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 149  $ 138
Portfolio turnover rate .............................................................................. 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging
Markets Equity Fund
Class K
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 12.30  $ 10.00
Net investment income
(b)
...........................................................................
0.17  0.04
Net realized and unrealized gain (loss) ..................................................................
(2.37) 2.31
Net increase (decrease) from investment operations .......................................................... (2.20) 2.35
Distributions
(c)
– –
From net investment income ........................................................................
(0.15) (0.05)
From net realized gain .............................................................................
(1.05) —
Total distributions ................................................................................. (1.20) (0.05)
Net asset value, end of period ........................................................................ $ 8.90  $ 12.30
Total Return
(d)
(19.80)% —
Based on net asset value ............................................................................ (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
4.24% 3.39%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.81% 0.81%
(g)
Net investment income .............................................................................
1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 9,672  $ 12,056
Portfolio turnover rate .............................................................................. 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage
International Equity Fund
Institutional
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 12.08  $ 10.00
Net investment income
(b)
...........................................................................
0.23  0.13
Net realized and unrealized gain (loss) ..................................................................
(1.16) 2.01
Net increase (decrease) from investment operations .......................................................... (0.93) 2.14
Distributions
(c)
– –
From net investment income ........................................................................
(0.27) (0.06)
From net realized gain .............................................................................
(1.24) (0.00)
(d)
Total distributions ................................................................................. (1.51) (0.06)
Net asset value, end of period ........................................................................ $ 9.64  $ 12.08
Total Return
(e)
(9.13)% —
Based on net asset value ............................................................................ (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...................................................................................
3.72% 3.40%
(h)(i)
Total expenses after fees waived and/or reimbursed ..........................................................
0.50% 0.50%
(h)
Net investment income .............................................................................
2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 174  $ 156
Portfolio turnover rate .............................................................................. 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage
International Equity Fund
Investor A
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 12.07  $ 10.00
Net investment income
(b)
...........................................................................
0.21  0.11
Net realized and unrealized gain (loss) ..................................................................
(1.16) 2.01
Net increase (decrease) from investment operations .......................................................... (0.95) 2.12
Distributions
(c)
– –
From net investment income ........................................................................
(0.25) (0.05)
From net realized gain .............................................................................
(1.24) (0.00)
(d)
Total distributions ................................................................................. (1.49) (0.05)
Net asset value, end of period ........................................................................ $ 9.63  $ 12.07
Total Return
(e)
(9.32)% —
Based on net asset value ............................................................................ (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...................................................................................
4.02% 3.76%
(h)(i)
Total expenses after fees waived and/or reimbursed ..........................................................
0.74% 0.75%
(h)
Net investment income .............................................................................
1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 204  $ 140
Portfolio turnover rate .............................................................................. 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage
International Equity Fund
Class K
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 12.08  $ 10.00
Net investment income
(b)
...........................................................................
0.24  0.13
Net realized and unrealized gain (loss) ..................................................................
(1.16) 2.01
Net increase (decrease) from investment operations .......................................................... (0.92) 2.14
Distributions
(c)
– –
From net investment income ........................................................................
(0.27) (0.06)
From net realized gain .............................................................................
(1.24) (0.00)
(d)
Total distributions ................................................................................. (1.51) (0.06)
Net asset value, end of period ........................................................................ $ 9.65  $ 12.08
Total Return
(e)
(9.00)% —
Based on net asset value ............................................................................ (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...................................................................................
3.64% 3.15%
(h)(i)
Total expenses after fees waived and/or reimbursed ..........................................................
0.45% 0.45%
(h)
Net investment income .............................................................................
2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 10,770  $ 11,842
Portfolio turnover rate .............................................................................. 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Institutional
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Net asset value, beginning of period .
$ 14.05  $ 13.59  $ 13.67  $ 15.44  $ 14.11  $ 13.41
Net investment income
(a)
.........
0.05  0.05  0.06  0.19  0.14  0.09
Net realized and unrealized gain (loss)
(0.05) 0.79  0.32  (0.57) 1.31  0.82
Net increase (decrease) from investment
operations ................ 0.00  0.84  0.38  (0.38) 1.45  0.91
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.38) (0.46) (0.55) (0.12) (0.23)
From net realized gain ...........
—  —  —  (0.84) —  —
Return of capital ............... —  (0.00)
(c)
—  —  —  —
Total distributions ............... —  (0.38) (0.46) (1.39) (0.12) (0.23)
Capital Contribution ............. —  —  —  —  —  0.02
Net asset value, end of period ...... $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44  $ 14.11
Total Return
(d)
— — — — — —
Based on net asset value .......... 0.00%
(e)
6.18% 2.79%
(f)
(2.43)% 10.36% 7.05%
Ratios to Average Net Assets
(g)
Total expenses
(h)
................
0.79% 0.81% 0.86%
(i)
0.80% 0.93% 0.92%
Total expenses after fees waived and/or
reimbursed ..................
0.79% 0.80% 0.85%
(i)
0.79% 0.89% 0.89%
Net investment income ...........
0.33% 0.38% 0.77%
(i)
1.36% 0.94% 0.65%
Supplemental Data
Net assets, end of period (000) ...... $ 672,822  $ 464,694  $ 289,127  $ 290,851  $ 220,711  $ 189,242
Portfolio turnover rate ............ 110% 136% 167% 288% 265% 257%
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Expense ratios .............................. N/A N/A N/A 0.79 % N/A N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Amount is less than 0.005%.
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Service
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Net asset value, beginning of period .
$ 13.97  $ 13.54  $ 13.56  $ 15.33  $ 14.02  $ 13.34
Net investment income
(a)
.........
0.00
(b)
0.01  0.04  0.16  0.10  0.05
Net realized and unrealized gain (loss)
(0.03) 0.78  0.31  (0.58) 1.32  0.81
Net increase (decrease) from investment
operations ................ (0.03) 0.79  0.35  (0.42) 1.42  0.86
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.36) (0.37) (0.51) (0.11) (0.20)
From net realized gain ...........
—  —  —  (0.84) —  —
Return of capital ............... —  (0.00)
(d)
—  —  —  —
Total distributions ............... —  (0.36) (0.37) (1.35) (0.11) (0.20)
Capital Contribution ............. —  —  —  —  —  0.02
Net asset value, end of period ...... $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33  $ 14.02
Total Return
(e)
(0.21)% — — — — —
Based on net asset value .......... (0.21)% 5.86% 2.63%
(f)
(2.74)% 10.21% 6.66%
Ratios to Average Net Assets
(g)
Total expenses
(h)
................
1.06% 1.07% 1.16%
(i)
1.06% 1.22% 1.23%
Total expenses after fees waived and/or
reimbursed ..................
1.06% 1.06% 1.14%
(i)
1.06% 1.16% 1.17%
Net investment income ...........
0.00%
(j)
0.08% 0.53%
(i)
1.14% 0.65% 0.38%
Supplemental Data
Net assets, end of period (000) ...... $ 953  $ 1,972  $ 836  $ 767  $ 832  $ 828
Portfolio turnover rate ............ 110% 136% 167% 288% 265% 257%
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Expense ratios .......................... N/A    N/A    N/A    1.04 % N/A    N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor A
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Net asset value, beginning of period ..
$ 13.93  $ 13.49  $ 13.54  $ 15.31  $ 14.02  $ 13.33
Net investment income
(a)
..........
0.00
(b)
0.01  0.04  0.14  0.09  0.05
Net realized and unrealized gain (loss) .
(0.03) 0.77  0.32  (0.56) 1.31  0.81
Net increase (decrease) from investment
operations ................. (0.03) 0.78  0.36  (0.42) 1.40  0.86
Distributions
(c)
– – – – – –
From net investment income .......
—  (0.34) (0.41) (0.51) (0.11) (0.19)
From net realized gain ............
—  —  —  (0.84) —  —
Return of capital ................ —  (0.00)
(d)
—  —  —  —
Total distributions ................ —  (0.34) (0.41) (1.35) (0.11) (0.19)
Capital Contribution .............. —  —  —  —  —  0.02
Net asset value, end of period ....... $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31  $ 14.02
Total Return
(e)
(0.22)% — — — — —
Based on net asset value ........... (0.22)% 5.77% 2.70%
(f)
(2.77)% 10.06% 6.66%
Ratios to Average Net Assets
(g)
Total expenses ..................
1.08% 1.09% 1.15%
(h)
1.10%
(i)
1.21% 1.20%
(i)
Total expenses after fees waived and/or
reimbursed ...................
1.08% 1.09% 1.14%
(h)
1.09% 1.20% 1.20%
Net investment income ............
0.03% 0.09% 0.48%
(h)
1.01% 0.61% 0.37%
Supplemental Data
Net assets, end of period (000) ....... $ 187,461  $ 202,884  $ 208,746  $ 218,634  $ 237,442  $ 244,101
Portfolio turnover rate ............. 110% 136% 167% 288% 265% 257%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investor C
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Net asset value, beginning of period .
$ 13.60  $ 13.13  $ 13.14  $ 14.81  $ 13.64  $ 12.95
Net investment income (loss)
(a)
.....
(0.10) (0.09) (0.02) 0.04  (0.01) (0.05)
Net realized and unrealized gain (loss)
(0.03) 0.75  0.31  (0.54) 1.27  0.80
Net increase (decrease) from investment
operations ................ (0.13) 0.66  0.29  (0.50) 1.26  0.75
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.19) (0.30) (0.33) (0.09) (0.08)
From net realized gain ...........
—  —  —  (0.84) —  —
Return of capital ............... —  (0.00)
(c)
—  —  —  —
Total distributions ............... —  (0.19) (0.30) (1.17) (0.09) (0.08)
Capital Contribution ............. —  —  —  —  —  0.02
Net asset value, end of period ...... $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81  $ 13.64
Total Return
(d)
(0.96)% — — — — —
Based on net asset value .......... (0.96)% 5.02% 2.21%
(e)
(3.45)% 9.27% 5.99%
Ratios to Average Net Assets
(f)
Total expenses .................
1.83% 1.84% 1.86%
(g)
1.82%
(h)
1.89% 1.89%
Total expenses after fees waived and/or
reimbursed ..................
1.83% 1.84% 1.85%
(g)
1.81% 1.88% 1.89%
Net investment income (loss) .......
(0.72)% (0.65)% (0.24)%
(g)
0.26% (0.08)% (0.34)%
Supplemental Data
Net assets, end of period (000) ...... $ 7,478  $ 8,665  $ 13,187  $ 17,171  $ 31,022  $ 35,343
Portfolio turnover rate ............ 110% 136% 167% 288% 265% 257%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Class K
Year Ended April 30, Period from
10/01/19 to
04/30/20
Year Ended September 30,
2022 2021 2019 2018 2017
Net asset value, beginning of period ..
$ 14.02  $ 13.57  $ 13.65  $ 15.43  $ 14.08  $ 13.42
Net investment income
(a)
..........
0.06  0.07  0.07  0.21  0.16  0.13
Net realized and unrealized gain (loss) .
(0.04) 0.78  0.32  (0.57) 1.32  0.79
Net increase (decrease) from investment
operations ................. 0.02  0.85  0.39  (0.36) 1.48  0.92
Distributions
(b)
– – – – – –
From net investment income .......
—  (0.40) (0.47) (0.58) (0.13) (0.26)
From net realized gain ............
—  —  —  (0.84) —  —
Return of capital ................ —  (0.00)
(c)
—  —  —  —
Total distributions ................ —  (0.40) (0.47) (1.42) (0.13) (0.26)
Net asset value, end of period ....... $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43  $ 14.08
Total Return
(d)
0.14% — — — — —
Based on net asset value ........... 0.14% 6.25% 2.93%
(e)
(2.34)% 10.57% 6.93%
Ratios to Average Net Assets
(f)
Total expenses ..................
0.66% 0.67% 0.72%
(g)
0.67%
(h)
0.76% 0.77%
Total expenses after fees waived and/or
reimbursed ...................
0.66% 0.66% 0.72%
(g)
0.67% 0.75% 0.77%
Net investment income ............
0.44% 0.49% 0.91%
(g)
1.51% 1.09% 0.94%
Supplemental Data
Net assets, end of period (000) ....... $ 777,280  $ 779,750  $ 363,505  $ 366,664  $ 198,487  $ 138,018
Portfolio turnover rate ............. 110% 136% 167% 288% 265% 257%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
Institutional
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 14.33  $ 10.00
Net investment loss
(b)
.............................................................................
(0.03) (0.03)
Net realized and unrealized gain (loss) ..................................................................
(2.65) 5.33
Net increase (decrease) from investment operations .......................................................... (2.68) 5.30
Distributions
(c)
– –
From net investment income ........................................................................
—  (0.00)
(d)
From net realized gain .............................................................................
(2.97) (0.97)
Total distributions ................................................................................. (2.97) (0.97)
Net asset value, end of period ........................................................................ $ 8.68  $ 14.33
Total Return
(e)
(22.94)% —
Based on net asset value ............................................................................ (22.94)% 54.03%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...................................................................................
1.37% 1.42%
(h)(i)
Total expenses after fees waived and/or reimbursed ..........................................................
0.86% 0.85%
(h)
Net investment loss ................................................................................
(0.22)% (0.28)%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 113  $ 143
Portfolio turnover rate .............................................................................. 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.50%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock U.S. Impact Fund
Investor A
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 14.31  $ 10.00
Net investment loss
(b)
.............................................................................
(0.08) (0.06)
Net realized and unrealized gain (loss) ..................................................................
(2.63) 5.33
Net increase (decrease) from investment operations .......................................................... (2.71) 5.27
Distributions from net realized gain
(c)
.................................................................. (2.95) (0.96)
Net asset value, end of period ........................................................................ $ 8.65  $ 14.31
Total Return
(d)
(23.14)% —
Based on net asset value ............................................................................ (23.14)% 53.64%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.51% 1.68%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
1.10% 1.10%
(g)
Net investment loss ................................................................................
(0.76)% (0.58)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 282  $ 192
Portfolio turnover rate .............................................................................. 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
Class K
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...................................................................
$ 14.33  $ 10.00
Net investment loss
(b)
.............................................................................
(0.01) (0.02)
Net realized and unrealized gain (loss) ..................................................................
(2.66) 5.33
Net increase (decrease) from investment operations .......................................................... (2.67) 5.31
Distributions
(c)
– –
From net investment income ........................................................................
—  (0.01)
From net realized gain .............................................................................
(2.98) (0.97)
Total distributions ................................................................................. (2.98) (0.98)
Net asset value, end of period ........................................................................ $ 8.68  $ 14.33
Total Return
(d)
(22.86)% —
Based on net asset value ............................................................................ (22.86)% 54.09%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.27% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.75% 0.75%
(g)
Net investment loss ................................................................................
(0.11)% (0.18)%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 5,308  $ 6,881
Portfolio turnover rate .............................................................................. 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following, each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
On July 27, 2021, the Board approved a proposal to change the name of the Fund from BlackRock Advantage ESG Emerging Markets Equity Fund to BlackRock Sustainable
Advantage Emerging Markets Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process. These changes became effective on December 1, 2021.
On July 27, 2021, the Board approved a proposal to change the name of the Fund from BlackRock Advantage ESG International Equity Fund to BlackRock Sustainable
Advantage International Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process. These changes became effective on December 1, 2021.
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Global Impact Fund ............................................... Global Impact Non-Diversified
BlackRock International Impact Fund ........................................... International Impact Non-Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
BlackRock U.S. Impact Fund ................................................. U.S. Impact Non-Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps)
that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distribu tions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”) . If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of April 30, 2022, certain investments of Sustainable Advantage Emerging Markets Equity and Tactical Opportunities were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Sustainable Advantage Emerging Markets Equity
Jefferies LLC ...............................
$ 8,762
$ (8,762)
$ —
$ —
Tactical Opportunities
Jefferies LLC ...............................
$ 9,954,361
$ (9,954,361)
$ —
$ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.
and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to

Notes to Financial Statements
(continued)

Notes to Financial Statements
return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock (Singapore) Limited (“BRS”) and BlackRock
Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BRS and BAMNA for services they provide for that portion of Tactical Opportunities for which BRS and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Global Impact
International
Impact
Sustainable
Advantage
Emerging
Markets Equity
Sustainable
Advantage
International
Equity U.S. Impact
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
First $1 b illion ................................................... 0.650% 0.650% 0.800% 0.450% 0.650%
$1 b illion - $3 b illion ............................................... 0.610 0.610 0.750 0.420 0.610
$3 b illion - $5 b illion ............................................... 0.590 0.590 0.720 0.410 0.590
$5 b illion - $10 b illion .............................................. 0.570 0.570 0.700 0.390 0.570
Greater than $10 b illion ............................................. 0.550 0.550 0.680 0.380 0.550
Tactical
Opportunities
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.550%
$1 billion - $2 billion ...................................................................................................... 0.500
$2 billion - $3 billion ...................................................................................................... 0.475
Greater than $3 billion .................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Fund Name Service Investor A Investor C Total
Global Impact ........................................................................ $ — $ 650 $ — $ 650
International Impact .................................................................... — 478 — 478
Sustainable Advantage Emerging Markets Equity ................................................ — 375 — 375
Sustainable Advantage International Equity .................................................... — 434 — 434
Tactical Opportunities ................................................................... 4,207 486,173 83,637 574,017
U.S. Impact .......................................................................... — 751 — 751

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Administration: The Trust, on behalf of Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and Tactical Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes of Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity Fund and
Tactical Opportunities an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact, International Impact and U.S. Impact, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
For the year ended April 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended April 30, 2022, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended April 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Fund Name Institutional Service Investor A Investor C Class K Total
Global Impact ........................................................ $ 85,283 $ — $ 520 $ — $ 8,446 $ 94,249
International Impact .................................................... 253 — 382 — 7,293 7,928
Sustainable Advantage Emerging Markets Equity ................................ 27 — 30 — 2,262 2,319
Sustainable Advantage International Equity .................................... 39 — 35 — 2,414 2,488
Tactical Opportunities ................................................... 110,715 336 38,891 1,673 168,126 319,741
U.S. Impact .......................................................... 273 — 600 — 6,471 7,344
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 191,803
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ......................... $ 23 $ — $ 27 $ — $ 44 $ 94
Sustainable Advantage International Equity ............................. 39 — 27 — 44 110
Tactical Opportunities ............................................ 890 74 40,336 1,103 1,189 43,592
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ................................ $ 168 $ — $ 232 $ — $ 161 $ 561
Sustainable Advantage International Equity .................................... 244 — 222 — 160 626
Tactical Opportunities ................................................... 762,619 2,703 334,885 14,574 59,368 1,174,149

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other Fees: For the year ended April 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended April 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affili ated money market fund waiver.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2022, the Manager waived $2,188 in investment advisory fees with respect to Sustainable Advantage Emerging Markets Equity pursuant to these arrangements.
With respect to Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and Tactical Opportunities, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023 for Sustainable Advantage Emerging Markets Equity,
Sustainable Advantage International Equity and Tactical Opportunities, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the
Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended April 30,
2022, the amounts were as follows:
Global Impact ........................................................................................................... $ 7
International Impact ....................................................................................................... 13
Tactical Opportunities ...................................................................................................... 2,933
U.S. Impact ............................................................................................................. 234
Fund Name Institutional Service Investor A Investor C Class K
Tactical Opportunities ........................................................ $ – $ – $ 90 $ 221 $ –
Fund Name Amounts Waived
Global Impact ....................................................................................................... $ 124

Tactical Opportunities .................................................................................................. 18,671
U.S. Impact ......................................................................................................... 29
Fund Name Institutional Service Investor A Investor C Class K
Sustainable Advantage Emerging Markets Equity ..................................... 0.86% N/A 1.11% N/A 0.81%
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Sustainable Advantage Emerging Markets Equity ..................................................................................... $ 387,594
Sustainable Advantage International Equity ......................................................................................... 388,221
Sustainable Advantage Emerging Markets Equity ..................................................................................... $ 4,927
Sustainable Advantage International Equity ......................................................................................... 5,28 5

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended April 30, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to Global Impact, International Impact and U.S. Impact, the fees and expenses of the Funds' Independent Trustees, counsel to the Independent Trustees and the Funds' independent registered public accounting firm (together the "Independent Expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June
30, 2032. Such contractual arrangements may not be terminated prior to July 1, 2032 without the consent of the Board. For the year ended April 30, 2022, the amounts reimbursed were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities and U.S. Impact retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities and U.S. Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2022, Tactical Opportunities and U.S. Impact retained 77% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Impact, International Impact, Sustainable Advantage Emerging Markets Equity and Sustainable Advantage
International Equity retain 82% of securities lending income (which excludes collateral investment expense), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... $ 21 $ 113
Investor A ..................................................................................... 23 172
Class K ...................................................................................... 2,262 161
$ 2,306 $ 446
Sustainable Advantage International Equity
Institutional .................................................................................... 23 174
Investor A ..................................................................................... 27 155
Class K ...................................................................................... 2,413 159
$ 2,463 $ 488
Tactical Opportunities
Institutional .................................................................................... 188 —
Service ...................................................................................... 2 11
$ 190 $ 11
Global Impact ............................................................................................................... $ 36,888
International Impact ........................................................................................................... 36,458
U.S. Impact ................................................................................................................. 35,34 1

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Global Impact, International Impact, Sustainable Advantage Emerging Markets Equity and Sustainable Advantage International Equity,
pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
April 30, 2022, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended April 30, 2022, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Global Impact ........................................................................................................... $ 13,944
International Impact ....................................................................................................... 2,132
Sustainable Advantage Emerging Markets Equity ................................................................................... 138
Sustainable Advantage International Equity ....................................................................................... 11
Tactical Opportunities ...................................................................................................... 1,811
U.S. Impact ............................................................................................................. 1,586
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Global Impact ........................................................ $ — $ — $ 56,932,516 $ 60,756,089
International Impact .................................................... — — 6,621,181 6,413,539
Sustainable Advantage Emerging Markets Equity ................................ — — 19,710,963 19,424,536
Sustainable Advantage International Equity .................................... — — 14,473,991 13,929,531
Tactical Opportunities ................................................... 161,037,191 359,887,515 1,273,514,936 981,207,961
U.S. Impact .......................................................... — — 7,913,862 7,651,238

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2022, the tax components of accumulated earnings (loss) were as follows:
During the year ended April 30, 2022, Tactical Opportunities utilized $98,975,161 of its respective capital loss carryforwards.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Sustainable Advantage Emerging Markets Equity ..................................................... $ (5,251) $ 5,251
Sustainable Advantage International Equity ......................................................... (5,924) 5,924
—
Fund Name
Year Ended
04/30/22
Year Ended
04/30/21
Global Impact
Ordinary income ........................................................................................... $ 2,626,144 $ 794,158
Long-term capital gains ...................................................................................... 749,685 —
$ 3,375,829 $ 794,158
International Impact
Ordinary income ........................................................................................... $ 1,141,105 $ 265,892
Long-term capital gains ...................................................................................... 99,466 —
$ 1,240,571 $ 265,892
Sustainable Advantage Emerging Markets Equity
Ordinary income ........................................................................................... $ 1,055,209 $ 51,000
Long-term capital gains ...................................................................................... 156,271 —
$ 1,211,480 $ 51,000
Sustainable Advantage International Equity
Ordinary income ........................................................................................... $ 1,499,888 $ 68,280
Long-term capital gains ...................................................................................... 77,259 —
$ 1,577,147 $ 68,280
Tactical Opportunities
Ordinary income ........................................................................................... $ — $ 31,948,980
R eturn of capital ........................................................................................... — 201,046
$ — $ 32,150,026
U.S. Impact
Ordinary income ........................................................................................... $ 1,171,293 $ 489,324
Long-term capital gains ...................................................................................... 442,772 —
$ 1,614,065 $ 489,324
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Global Impact ................................................
$ 98,221 $ — $ (4,037,992) $ (6,783,824) $ (10,723,595)
International Impact ............................................
10,344 — (871,392) (410,176) (1,271,224)
Sustainable Advantage Emerging Markets Equity ........................
45,335 (683,452) (690,008) — (1,328,125)
Sustainable Advantage International Equity ............................
117,289 — (432,490) (264,158) (579,359)
Tactical Opportunities ...........................................
— — 11,207,120 (13,773,006) (2,565,886)
U.S. Impact ..................................................
19,590 — (531,609) (643,563) (1,155,582)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accounting for swap agreements, the characterization of corporate actions, the realization for tax purposes of unrealized gain on investment in passive foreign investment companies and the timing and recognition of partnership income.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Impact .................................................... $ 39,201,365 $ 1,332,343 $ (5,367,982) $ (4,035,639)
International Impact ................................................ 6,893,446 248,667 (1,121,380) (872,713)
Sustainable Advantage Emerging Markets Equity ............................ 10,641,614 538,345 (1,223,951) (685,606)
Sustainable Advantage International Equity ................................ 11,535,323 675,874 (1,105,699) (429,825)
Tactical Opportunities .............................................. 1,197,773,254 337,716,349 (218,595,267) 119,121,082
U.S. Impact ..................................................... 6,315,230 351,951 (883,749) (531,798)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in
Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-
convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may

Notes to Financial Statements
(continued)

Notes to Financial Statements
adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used
USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
04/30/22
Period from
05/27/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Global Impact
Institutional
Shares sold .............................................
1,241,785 $ 16,146,124 2,805,083 $ 40,410,905
Shares issued in reinvestment of distributions ........................
193,332 2,672,730 33,432 464,697
Shares redeemed .........................................
(1,625,595) (20,063,396) (23,507) (369,888)
(190,478) $ (1,244,542) 2,815,008 $ 40,505,714
Investor A
Shares sold .............................................
2,218 $ 32,292 21,923 $ 271,546
Shares issued in reinvestment of distributions ........................
844 11,948 112 1,562
Shares redeemed .........................................
(2,446) (30,311) (4,222) (64,076)
616 $ 13,929 17,813 $ 209,032
Class K
Shares sold .............................................
— $ — 597,117 $ 6,028,575
Shares issued in reinvestment of distributions ........................
22,605 327,332 4,460 61,999
Shares redeemed .........................................
(1) (15) (629) (9,567)
22,604 $ 327,317 600,948 $ 6,081,007
(167,258) $ (903,296) 3,433,769 $ 46,795,753
d
Year Ended
04/30/22
Period from
06/30/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
International Impact
Institutional
Shares sold .............................................
6,125 $ 72,999 10,045 $ 100,602
Shares issued in reinvestment of distributions ........................
1,771 20,559 1 7
Shares redeemed .........................................
(6,125) (73,000) (31) (431)
1,771 $ 20,558 10,015 $ 100,178
Investor A
Shares sold .............................................
7,105 $ 84,098 13,432 $ 146,894
Shares issued in reinvestment of distributions ........................
2,560 29,376 — —
Shares redeemed .........................................
(3,725) (34,505) (1,003) (14,121)
5,940 $ 78,969 12,429 $ 132,773
Class K
Shares sold .............................................
— $ — 572,845 $ 5,820,000
Shares issued in reinvestment of distributions ........................
102,614 1,190,614 3,277 41,682
102,614 $ 1,190,614 576,122 $ 5,861,682
110,325 $ 1,290,141 598,566 $ 6,094,633

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

d
Year Ended
04/30/22
Period from
08/18/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold .............................................
1,974 $ 23,233 10,346 $ 104,336
Shares issued in reinvestment of distributions ........................
1,254 13,987 — —
Shares redeemed .........................................
(22) (241) (193) (2,363)
3,206 $ 36,979 10,153 $ 101,973
Investor A
Shares sold .............................................
4,677 $ 49,140 12,163 $ 126,170
Shares issued in reinvestment of distributions ........................
1,212 13,504 1 11
Shares redeemed .........................................
(332) (3,561) (946) (11,617)
5,557 $ 59,083 11,218 $ 114,564
Class K
Shares sold .............................................
1,969 $ 20,553 980,000 $ 9,800,000
Shares issued in reinvestment of distributions ........................
106,167 1,183,989 — —
Shares redeemed .........................................
(1,969) (20,673) — —
106,167 $ 1,183,869 980,000 $ 9,800,000
114,930 $ 1,279,931 1,001,371 $ 10,016,537
d
Year Ended
04/30/22
Period from
08/18/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage International Equity
Institutional
Shares sold .............................................
3,031 $ 36,699 12,887 $ 129,436
Shares issued in reinvestment of distributions ........................
2,200 24,721 16 172
Shares redeemed .........................................
(45) (478) — —
5,186 $ 60,942 12,903 $ 129,608
Investor A
Shares sold .............................................
7,797 $ 85,901 11,606 $ 118,737
Shares issued in reinvestment of distributions ........................
1,800 20,157 — —
Shares redeemed .........................................
(29) (320) — —
9,568 $ 105,738 11,606 $ 118,737
Class K
Shares sold .............................................
— $ — 980,000 $ 9,800,000
Shares issued in reinvestment of distributions ........................
136,348 1,532,258 — —
136,348 $ 1,532,258 980,000 $ 9,800,000
151,102 $ 1,698,938 1,004,509 $ 10,048,345
d
Year Ended
04/30/22
Year Ended
04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Tactical Opportunities
Institutional
Shares sold .............................................
30,252,481 $ 423,172,681 19,159,552 $ 267,673,798
Shares issued in reinvestment of distributions ........................
— — 551,314 7,729,427
Shares redeemed .........................................
(15,458,607) (215,869,878) (7,895,711) (110,223,366)
14,793,874 $ 207,302,803 11,815,155 $ 165,179,859
Service
Shares sold .............................................
18,849 $ 262,355 133,042 $ 1,855,600
Shares issued in reinvestment of distributions ........................
— — 3,935 54,939
Shares redeemed .........................................
(91,577) (1,276,661) (57,600) (806,611)
(72,728) $ (1,014,306) 79,377 $ 1,103,928
Investor A
Shares sold and automatic conversion of shares .......................
670,082 $ 9,277,789 953,324 $ 13,225,907
Shares issued in reinvestment of distributions ........................
— — 354,372 4,932,853
Shares redeemed .........................................
(1,744,623) (24,165,827) (2,223,072) (30,766,044)
(1,074,541) $ (14,888,038) (915,376) $ (12,607,284)

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
04/30/22
Year Ended
04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold .............................................
63,731 $ 862,927 148,931 $ 2,008,992
Shares issued in reinvestment of distributions ........................
— — 10,027 136,665
Shares redeemed and automatic conversion of shares ...................
(145,553) (1,963,817) (526,110) (7,144,097)
(81,822) $ (1,100,890) (367,152) $ (4,998,440)
Class K
Shares sold .............................................
15,341,154 $ 214,130,089 36,285,961 $ 505,473,976
Shares issued in reinvestment of distributions ........................
— — 1,181,757 16,532,783
Shares redeemed .........................................
(15,612,283) (217,869,238) (8,636,301) (119,624,746)
(271,129) $ (3,739,149) 28,831,417 $ 402,382,013
13,293,654 $ 186,560,420 39,443,421 $ 551,060,076
d
Year Ended
04/30/22
Period from
06/30/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
U.S. Impact
Institutional
Shares sold .............................................
17,527 $ 227,071 10,038 $ 100,500
Shares issued in reinvestment of distributions ........................
2,759 31,728 1 15
Shares redeemed .........................................
(17,309) (224,146) (31) (442)
2,977 $ 34,653 10,008 $ 100,073
Investor A
Shares sold .............................................
27,537 $ 331,513 13,446 $ 148,367
Shares issued in reinvestment of distributions ........................
6,437 71,225 — —
Shares redeemed .........................................
(14,780) (139,873) — —
19,194 $ 262,865 13,446 $ 148,367
Class K
Shares sold .............................................
125 $ 1,240 480,023 $ 4,800,300
Shares issued in reinvestment of distributions ........................
131,290 1,511,112 2 23
131,415 $ 1,512,352 480,025 $ 4,800,323
153,586 $ 1,809,870 503,479 $ 5,048,763
Institutional Investor A Class K
Global Impact .................................................................................... 10,305 10,296 494,726
International Impact ................................................................................ 11,769 11,751 565,493
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage International Equity ................................................................ 11,387 11,365 1,116,348
U.S. Impact ...................................................................................... 12,722 12,714 611,277

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Global Impact Fund, BlackRock International Impact Fund, BlackRock Sustainable Advantage Emerging Markets Equity Fund, BlackRock
Sustainable Advantage International Equity Fund, BlackRock Tactical Opportunities Fund, and BlackRock U.S. Impact Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Global Impact Fund, BlackRock International Impact Fund, BlackRock Sustainable
Advantage Emerging Markets Equity Fund (formerly, BlackRock Advantage ESG Emerging Markets Equity Fund), BlackRock Sustainable Advantage International Equity
Fund (formerly, BlackRock Advantage ESG International Equity Fund), BlackRock Tactical Opportunities Fund, and BlackRock U.S. Impact Fund of BlackRock Funds
SM
(the
“Funds”), including the schedules of investments, as of April 30, 2022, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 28, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Operations Statements of Changes in Net
Assets
Financial Highlights
BlackRock Global Impact Fund For the year ended April 30, 2022 For the year ended April 30,
2022 and for the period from May
27, 2020 (commencement of
operations) through April 30, 2021
For the year ended April 30,
2022 and for the period from May
27, 2020 (commencement of
operations) through April 30, 2021
BlackRock International Impact Fund and BlackRock
U.S. Impact Fund
For the year ended April 30, 2022 For the year ended April 30, 2022 and for the period from June
30, 2020 (commencement of
operations) through April 30, 2021
For the year ended April 30, 2022
and for the period from June
30, 2020 (commencement of
operations) through April 30, 2021
BlackRock Sustainable Advantage Emerging Markets
Equity Fund and BlackRock Sustainable Advantage
International Equity Fund
For the year ended April 30, 2022 For the year ended April 30, 2022 and for the period from August
18, 2020 (commencement of
operations) through April 30, 2021
For the year ended April 30, 2022
and for the period from August
18, 2020 (commencement of
operations) through April 30, 2021
BlackRock Tactical Opportunities Fund For the year ended April 30, 2022 For each of the two years in the period ended April 30, 2022
For each of the two years in the
period ended April 30, 2022, for
the period from October 1, 2019
through April 30, 2020, and for
each of the three years in the
period ended September 30, 2019

Important Tax Information (unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2022:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended April 30, 2022:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2022:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2022:
Fund Name
Qualified Dividend
Income
BlackRock Global Impact Fund ......................................................................................... $ 450,463
BlackRock International Impact Fund ..................................................................................... 107,239
BlackRock Sustainable Advantage Emerging Markets Equity Fund .................................................................. 179,069
BlackRock Sustainable Advantage International Equity Fund ...................................................................... 308,683
BlackRock U.S. Impact Fund ........................................................................................... 29,224
Fund Name
Qualified Business
Income
BlackRock U.S. Impact Fund ........................................................................................... $ 2,002
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Global Impact Fund ......................................................................................... $ 749,685
BlackRock International Impact Fund ..................................................................................... 99,466
BlackRock Sustainable Advantage Emerging Markets Equity Fund .................................................................. 156,271
BlackRock Sustainable Advantage International Equity Fund ...................................................................... 77,259
BlackRock U.S. Impact Fund ........................................................................................... 442,772
Fund Name
Foreign Source Income
Earned
Foreign Taxes
Paid
BlackRock Global Impact Fund ...................................................................... $ 266,302 $ 48,855
BlackRock International Impact Fund .................................................................. 82,474 14,209
BlackRock Sustainable Advantage Emerging Markets Equity Fund ............................................... 171,647 48,087
BlackRock Sustainable Advantage International Equity Fund ................................................... 276,014 39,634
Fund Name
Dividends-Received
Deduction
BlackRock Global Impact Fund ........................................................................................... 2.48%
BlackRock U.S. Impact Fund ............................................................................................. 1.51
Fund Name
Qualified Short-Term
Capital Gains
BlackRock Global Impact Fund ......................................................................................... $ 550,880
BlackRock International Impact Fund ..................................................................................... 133,906
BlackRock Sustainable Advantage Emerging Markets Equity Fund .................................................................. 82,641
BlackRock Sustainable Advantage International Equity Fund ...................................................................... 354,814
BlackRock U.S. Impact Fund ........................................................................................... 344,331

Statement Regarding Liquidity Risk Management Program
2022
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(“the Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Global Impact Fund, BlackRock International Impact Fund, BlackRock Sustainable Advantage Emerging
Markets Equity Fund, BlackRock Sustainable Advantage International Equity Fund, BlackRock Tactical Opportunities Fund and BlackRock U.S. Impact Fund (the “Funds”),
each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
29 RICs consisting of 163 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
29 RICs consisting of 163 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
29 RICs consisting of 163 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
29 RICs consisting of 163 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
29 RICs consisting of 163 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
29 RICs consisting of 163 Portfolios Hertz Global Holdings
(car rental); GrafTech
International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 29 RICs consisting of 163 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016.

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
29 RICs consisting of 163 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
29 RICs consisting of 163 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
29 RICs consisting of 163 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
29 RICs consisting of 163 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016;
Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 262 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(Since 2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 264 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.
Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value an d other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SOFR Secured Overnight Financing Rate
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-4/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Impact Fund	$22,032	$19,594	$0	$0	$15,700	$13,700	$0	$0
BlackRock International Impact Fund	$22,032	$19,594	$0	$0	$16,000	$13,700	$0	$0
BlackRock Sustainable Advantage Emerging Markets Equity Fund (Formerly BlackRock Advantage ESG Emerging Markets Equity Fund)	$29,988	$26,765	$0	$0	$15,700	$13,700	$213	$0
BlackRock Sustainable Advantage International Equity Fund (Formerly BlackRock Advantage ESG International Equity Fund)	$29,988	$26,765	$0	$0	$15,700	$13,700	$213	$0
BlackRock Tactical Opportunities Portfolio	$54,978	$54,439	$0	$0	$24,000	$24,200	$423	$0
BlackRock U.S. Impact Fund	$22,032	$19,594	$0	$0	$15,000	$12,700	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees [3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Impact Fund	$15,700	$13,700
BlackRock International Impact Fund	$16,000	$13,700
BlackRock Sustainable Advantage Emerging Markets Equity Fund (Formerly BlackRock Advantage ESG Emerging Markets Equity Fund)	$15,913	$13,700
BlackRock Sustainable Advantage International Equity Fund (Formerly BlackRock Advantage ESG International Equity Fund)	$15,913	$13,700
BlackRock Tactical Opportunities Portfolio	$24,423	$24,200
BlackRock U.S. Impact Fund	$15,000	$12,700

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable

               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: June 28, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 28, 2022